As filed with the Securities and Exchange Commission on March 31, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03802

                          LEHMAN BROTHERS INCOME FUNDS
                          ----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Lehman Brothers Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ({section} 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

                                                                                                             JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers California Tax-Free Money Fund
----------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                 SECURITY(@@)                                           RATING(FF)                  VALUE(tt)
($000's omitted)                                                                   Moody's       S&P            ($000's omitted)
CALIFORNIA (89.3%)
       250  ABAG Fin. Au. For Nonprofit Corp. Rev. (Katherine Delmar Burke
            Sch.), Ser. 2007, (LOC: Allied Irish Bank), 2.10%, due 2/7/08                        A-1               250(u)(B)
     1,200  ABN Amro Munitops Cert. Trust Rev., Ser. 2006-11, (MBIA Insured),
            3.10%, due 2/7/08                                                      VMIG1                         1,200(n)(u)(c)
     1,250  Austin Trust St. Cert., Ser. 2007-315, (LOC: State Street Bank &
            Trust Co.), 2.26%, due 2/7/08                                          VMIG1                         1,250(u)(c)
     1,100  BMO Floating Rate Cert. Sec. Trust (Floaters), Ser. 2007-2, (FSA
            Insured), 2.25%, due 2/7/08                                            VMIG1                         1,100(u)(ooo)
     1,250  California St. Dept. Wtr. Res. Pwr. Supply Rev. (Putters), Ser.
            2007-1784B, (LOC: JP Morgan Chase), 2.35%, due 2/7/08                  VMIG1                         1,250(u)
     1,250  California Statewide CDA Rev. (Floaters), Ser. 2007-2089, (LOC:
            Wells Fargo Bank & Trust Co.), 2.29%, due 2/7/08                       VMIG1                         1,250(u)
       300  California Statewide CDA Rev. (Kaiser Permanente), Ser. 2002 B,
            2.04%, due 2/6/08                                                                    A-1               300(u)(B)
     1,100  California Statewide CDA Rev. (Merlots), Ser. 2007-BR06, (MBIA &
            FHA Insured), 2.54%, due 2/6/08                                                      A-1+            1,100(u)(ii)
     1,250  Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-DB422, (FSA,
            MBIA, AMBAC, & FGIC Insured), 3.00%, due 2/7/08                                                      1,250(u)(oo)
     1,250  Deutsche Bank Spears/Lifers Trust Var. St. Rev., Goldman Sachs,
            Ser. 2007-DB466, (MBIA & FGIC Insured), 3.50%, due 2/7/08                                            1,250(u)(oo)
     1,250  Muni. Sec. Trust Cert., Ser. 2000-96A, (AMBAC Insured), 4.00%, due
            2/7/08                                                                               A-1             1,250(n)(u)(h)
     1,250  Muni. Sec. Trust Cert., Ser. 2001-135A, (FGIC Insured), 4.50%, due
            2/1/08                                                                               A-1             1,250(n)(u)(h)
     1,250  Northern California Gas Au. Number 1 Gas Proj. Rev. (Floaters),
            Ser. 2007-55, (LOC: Goldman Sachs), 2.26%, due 2/7/08                                A-1+            1,250(u)
       970  Puttable Floating Option Tax Exempt Receipts (Floaters), Ser.
            2006-EC001, (LOC: Merrill Lynch Capital Markets), 2.75%, due
            2/7/08                                                                                                 970(u)
     1,200  San Francisco City & Co. Multi-Family Hsg. Rev. (Floaters), Ser.
            2007-124G, (LOC: Goldman Sachs), 2.23%, due 2/7/08                                                   1,200(u)
     1,250  San Mateo Co. Comm. College Dist. G.O. (Merlots), Ser. 2007-D57,
            (MBIA Insured), 2.54%, due 2/6/08                                                    A-1+            1,250(u)(ii)
     1,250  Santa Clara Valley Trans. Au. Sales Tax Rev., Ser. 2007-R12005,
            (AMBAC Insured), 2.52%, due 2/7/08                                     VMIG1         A-1+            1,250(u)(l)
     1,250  Sequoia Union High Sch. Dist. (Floaters), Ser. 2007-2160, (FSA
            Insured), 2.22%, due 2/7/08                                            VMIG1                         1,250(u)(f)
     1,250  UBS Muni. CRVS Var. St. (Floaters), Ser. 2007-1045, (FSA Insured),
            2.23%, due 2/7/08                                                                    A-1+            1,250(u)(d)
     1,200  Union City Multi-Family Rev. (Floaters), Ser. 2007-122G, (LOC:
            Goldman Sachs), 2.23%, due 2/7/08                                                                    1,200(u)
                                                                                                               -------
                                                                                                                22,320

PUERTO RICO (10.0%)
     1,250  Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Floater
            Cert.), Ser. 2000-377, (LOC: Morgan Stanley), 2.16%, due 2/7/08        VMIG1                         1,250(u)(B)

See Notes to Schedule of Investments

                                                                                                             JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers California Tax-Free Money Fund cont'd
-----------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                 SECURITY(@@)                                           RATING(FF)                  VALUE(tt)
($000's omitted)                                                                   Moody's       S&P            ($000's omitted)

     1,250  Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. (Floaters), Ser.
            2007-2019, (LOC: Morgan Stanley), 2.24%, due 2/7/08                                  A-1+            1,250(u)
                                                                                                                ------
                                                                                                                 2,500

            TOTAL INVESTMENTS (99.3%)                                                                           24,820

            Cash, receivables and other assets, less liabilities (0.7%)                                            180

            TOTAL NET ASSETS (100.0%)                                                                          $25,000

See Notes to Schedule of Investments


                                                                                            JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                VALUE(+)
($000's omitted)                                                    Moody's     S&P         ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (5.7%)
                235  U.S. Treasury Bonds, 8.13%, due 8/15/19        TSY         TSY                326
                260  U.S. Treasury Bonds, 6.00%, due 2/15/26        TSY         TSY                314
                120  U.S. Treasury Bonds, 5.25%, due 2/15/29        TSY         TSY                134
              3,405  U.S. Treasury Notes, 3.88%, due 2/15/13        TSY         TSY              3,573
                230  U.S. Treasury Notes, 4.13%, due 5/15/15        TSY         TSY                242
                625  U.S. Treasury Strips, due 8/15/14 & 2/15/25    TSY         TSY                391(OO)
                                                                                                ------
                     TOTAL U.S. TREASURY SECURITIES-BACKED BY THE
                     FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT
                     (COST $4,952)                                                               4,980

U.S. GOVERNMENT AGENCY SECURITIES (12.3%)
              1,320  Fannie Mae, Notes, 4.30%, due 3/9/09           AGY         AGY              1,344(OO)
                100  Fannie Mae, Notes, 4.75%, due 11/19/12         AGY         AGY                106
                375  Fannie Mae, Notes, 3.63%, due 2/12/13          AGY         AGY                378
              1,445  Fannie Mae, Notes, 5.00%, due 5/11/17          AGY         AGY              1,536
                200  Federal Home Loan Bank, Bonds, 5.00%, due
                     11/17/17                                       AGY         AGY                212(OO)
                730  Federal Home Loan Bank, Bonds, 5.50%, due
                     7/15/36                                        AGY         AGY                805(OO)
              3,661  Freddie Mac, Disc. Notes, Zero Coupon, due
                     2/7/08                                         AGY         AGY              3,659
              2,450  Freddie Mac, Notes, 4.75%, due 1/18/11         AGY         AGY              2,568(OO)
                200  Freddie Mac, Notes, 5.13%, due 7/15/12         AGY         AGY                215(OO)
                                                                                                ------
                     TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                     (COST $10,546)                                                             10,823

MORTGAGE-BACKED SECURITIES (64.1%)

ADJUSTABLE RATE MORTGAGES (22.4%)
                 51  ACE Securities Corp., Ser. 2006-FM1, Class
                     A2A, 3.42%, due 2/25/08                        Aaa         AAA                 50(u)(OO)
                205  ACE Securities Corp., Ser. 2006-FM1, Class
                     A2B, 3.47%, due 2/25/08                        Aaa         AAA                195(u)(OO)
                106  ACE Securities Corp., Ser. 2005-HE6, Class
                     A2B, 3.58%, due 2/25/08                        Aaa         AAA                106(u)(OO)
                113  Asset Backed Securities Corp., Home Equity,
                     Ser. 2005-HE6, Class A2B, 3.63%, due 2/25/08   Aaa         AAA                113(u)(OO)
                 86  Banc of America Funding Corp., Ser. 2006-G,
                     Class 2A2, 4.01%, due 2/20/08                  Aaa         AAA                 85(u)(OO)
                114  Banc of America Funding Corp., Ser. 2006-G,
                     Class 2A1, 4.15%, due 2/20/08                  Aaa         AAA                107(u)(OO)
                326  Banc of America Funding Corp., Ser. 2005-F,
                     Class 4A1, 5.35%, due 2/20/08                  Aaa         AAA                314(u)
                376  Banc of America Funding Corp., Ser. 2006-A,
                     Class 3A2, 5.88%, due 2/20/08                              AAA                357(u)
                394  Bear Stearns ALT-A Trust, Ser. 2007-2, Class
                     2A1, 5.60%, due 2/25/08                        Aaa         AAA                379(u)
                160  Bear Stearns ALT-A Trust, Ser. 2006-4, Class
                     32A1, 6.48%, due 7/25/36                       Aaa         AAA                160
                330  Carrington Mortgage Loan Trust, Ser.
                     2006-NC3, Class A3, 3.53%, due 2/25/08         Aaa         AAA                277(u)(OO)
                220  Carrington Mortgage Loan Trust, Ser.
                     2006-NC4, Class M2, 3.70%, due 2/25/08         Aa2         AA                  91(u)(OO)
                 46  Chase Funding Mortgage Loan Asset-Backed
                     Certificates, Ser. 2004-1, Class 2A2, 3.61%,
                     due 2/25/08                                    Aaa         AAA                 45(u)(OO)

See Notes to Schedule of Investments


                                                                                            JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING                 VALUE(+)
($000's omitted)                                                    Moody's     S&P         ($000's omitted)
                110  Citigroup Mortgage Loan Trust, Inc., Ser.
                     2006-WFH1, Class M2, 3.75%, due 2/25/08        Aa2         AA                  77(u)(OO)
                165  Countrywide Alternative Loan Trust, Ser.
                     2006-0C9, Class A2B, 3.62%, due 2/25/08        Aaa         AAA                149(u)(OO)
                629  Countrywide Asset-Backed Certificates, Ser.
                     2007-7, Class 2A1, 3.46%, due 2/25/08          Aaa         AAA                609(u)(OO)
                545  Countrywide Asset-Backed Certificates, Ser.
                     2007-BC2, Class 2A1, 3.47%, due 2/25/08        Aaa         AAA                522(u)(OO)
                192  Countrywide Asset-Backed Certificates, Ser.
                     2007-S3, Class A1, 3.52%, due 2/25/08          Aaa         AAA                184(u)(OO)
                163  Countrywide Asset-Backed Certificates, Ser.
                     2006-BC1, Class 1A, 3.58%, due 2/25/08         Aaa         AAA                147(u)(OO)
                649  Countrywide Asset-Backed Certificates, Ser.
                     2006-IM1, Class A2, 3.62%, due 2/25/08         Aaa         AAA                615(u)(OO)
                305  Countrywide Asset-Backed Certificates, Ser.
                     2005-IM2, Class A3, 3.65%, due 2/25/08         Aaa         AAA                299(u)(OO)
                135  Countrywide Asset-Backed Certificates, Ser.
                     2005-13, Class MV6, 4.08%, due 2/25/08         A3          A                   79(u)(OO)
                219  Countrywide Home Equity Loan Trust, Ser.
                     2005-A, Class 2A, 4.48%, due 2/15/08           Aaa         AAA                203(u)(OO)
                212  Countrywide Home Equity Loan Trust, Ser.
                     2005-K, Class 2A1, 4.48%, due 2/15/08          Aaa         AAA                203(u)(OO)
                419  Countrywide Home Loans Mortgage Pass-Through
                     Trust, Ser. 2007-HYB2, Class 2A1, 5.45%, due
                     2/25/08                                        Aaa         AAA                393(u)
                150  Credit Suisse Mortgage Capital Certificates,
                     Ser. 2007-TF2A, Class A1, 4.42%, due 2/15/08   Aaa         AAA                145(n)(u)(OO)
                  7  Credit-Based Asset Servicing and
                     Securitization, Ser. 2006-CB3, Class AV1,
                     3.44%, due 2/25/08                             Aaa         AAA                  7(u)(OO)
                360  Credit-Based Asset Servicing and
                     Securitization, Ser. 2006-CB6, Class A22,
                     3.47%, due 2/25/08                             Aaa         AAA                347(u)(OO)
                414  Credit-Based Asset Servicing and
                     Securitization, Ser. 2007-SP2, Class A1,
                     3.53%, due 2/25/08                             Aaa         AAA                398(n)(u)(OO)
                800  Credit-Based Asset Servicing and
                     Securitization, Ser. 2006-CB3, Class AV3,
                     3.55%, due 2/25/08                             Aaa         AAA                758(u)(OO)
                195  Credit-Based Asset Servicing and
                     Securitization, Ser. 2005-CB5, Class AV2,
                     3.64%, due 2/25/08                             Aaa         AAA                187(u)(OO)
                 51  Equifirst Mortgage Loan Trust, Ser. 2003-2,
                     Class 3A3, 4.13%, due 2/25/08                  Aaa         AAA                 48(u)(OO)
                 41  Fannie Mae Grantor Trust, Ser. 2002-T5,
                     Class A1, 3.62%, due 2/25/08                   Aaa         AAA                 41(u)(OO)
                151  Fannie Mae Whole Loan, Ser. 2003-W5, Class
                     A, 3.60%, due 2/25/08                          Aaa         AAA                142(u)(OO)
                385  First Franklin Mortgage Loan Asset-Backed
                     Certificates, Ser. 2006-FF4, Class A2,
                     3.57%, due 2/25/08                             Aaa         AAA                361(u)(OO)
                 40  First Franklin Mortgage Loan Trust,
                     Asset-Backed Certificates, Ser. 2006-FF5,
                     Class 2A1, 3.43%, due 2/25/08                  Aaa         AAA                 39(u)(OO)
                 46  First Franklin Mortgage Loan Trust,
                     Asset-Backed Certificates, Ser. 2006-FF3,
                     Class A2A, 3.46%, due 2/25/08                  Aaa         AAA                 45(u)(OO)
                775  First Franklin Mortgage Loan Trust,
                     Asset-Backed Certificates, Ser. 2006-FF11,
                     Class 2A3, 3.53%, due 2/25/08                  Aaa         AAA                692(u)(OO)
                  5  First Franklin Mortgage Loan Trust,
                     Asset-Backed Certificates, Ser. 2004-FFH3,
                     Class 2A1, 3.76%, due 2/25/08                  Aaa                              5(u)(OO)
                479  First Horizon Mortgage Pass-Through Trust,
                     Ser. 2005-AR5, Class 2A1, 5.44%, due 2/25/08               AAA                484(u)

See Notes to Schedule of Investments


                                                                                            JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                 VALUE(+)
($000's omitted)                                                    Moody's     S&P         ($000's omitted)
                255  GMAC Mortgage Corp. Loan Trust, Ser.
                     2006-AR1, Class 1A1, 5.59%, due 2/19/08        Aaa         AAA                258(u)
                360  GSAMP Trust, Ser. 2006-HE6, Class A3, 3.53%,
                     due 2/25/08                                    Aaa         AAA                305(u)(OO)
                280  GSAMP Trust, Ser. 2006-HE6, Class M2, 3.69%,
                     due 2/25/08                                    Aa2         AA                 145(u)(OO)
                587  GSR Mortgage Loan Trust, Ser. 2007-AR1,
                     Class 2A1, 6.02%, due 2/25/08                              AAA                596(u)
                360  GSR Mortgage Loan Trust, Ser. 2005-AR3,
                     Class 6A1, 5.02%, due 5/25/35                  Aaa         AAA                363
                473  Harborview Mortgage Loan Trust, Ser. 2006-3,
                     Class 1A1A, 6.37%, due 2/19/08                 Aaa         AAA                448(u)
                126  Household Home Equity Loan Trust, Ser.
                     2006-1, Class A1, 4.09%, due 2/20/08           Aaa         AAA                119(u)(OO)
                153  Household Home Equity Loan Trust, Ser.
                     2006-2, Class A2, 4.42%, due 2/20/08           Aaa         AAA                139(u)(OO)
                334  HSI Asset Loan Obligation, Ser. 2007-AR1,
                     Class 2A1, 6.14%, due 2/25/08                              AAA                318(u)
                195  HSI Asset Securitization Corp. Trust, Ser.
                     2006-WMC1, Class A2, 3.48%, due 2/25/08        Aaa         AAA                185(u)(OO)
                 10  HSI Asset Securitization Corp. Trust, Ser.
                     2005-I1, Class 2A1, 3.50%, due 2/25/08         Aaa         AAA                 10(u)(OO)
                649  Impac Secured Assets Corp., Ser. 2006-3,
                     Class A4, 3.47%, due 2/25/08                   Aaa         AAA                639(u)(OO)
                587  Indymac Index Mortgage Loan Trust, Ser.
                     2006-AR11, Class 2A1, 5.85%, due 2/25/08       Aaa         AAA                558(u)
                 70  Indymac Index Mortgage Loan Trust, Ser.
                     2006-AR7, Class 3A1, 6.09%, due 2/25/08        Aaa         AAA                 67(u)
                 67  Indymac Loan Trust, Ser. 2006-L2, Class A1,
                     3.43%, due 2/25/08                             Aaa         AAA                 67(u)(OO)
                167  Indymac Loan Trust, Ser. 2005-L2, Class A1,
                     3.60%, due 2/25/08                             Aaa         AAA                158(u)(OO)
                637  Indymac Seconds Asset-Backed Trust, Ser.
                     2006-2B, Class A, 3.55%, due 2/25/08           Aaa         AAA                569(u)(OO)
                 50  JP Morgan Alternative Loan Trust, Ser.
                     2006-A3, Class 1A2, 3.45%, due 2/25/08         Aaa         AAA                 49(u)(OO)
                123  JP Morgan Alternative Loan Trust, Ser.
                     2006-A2, Class 1A2, 3.46%, due 2/25/08         Aaa         AAA                122(u)(OO)
                174  JP Morgan Alternative Loan Trust, Ser.
                     2006-S4, Class A1B, 3.46%, due 2/25/08         Aaa         AAA                173(u)(OO)
                 10  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2005-FL1A, Class A1,
                     4.35%, due 2/15/08                             Aaa         AAA                 10(n)(u)(OO)
                340  JP Morgan Mortgage Acquisition Corp., Ser.
                     2006-CW2, Class AV3, 3.48%, due 2/25/08        Aaa         AAA                327(u)(OO)
                946  JP Morgan Mortgage Trust, Ser. 2005-A3,
                     Class 7CA1, 5.11%, due 6/25/35                             AAA                949
                642  Knollwood CDO Ltd., Ser. 2006-2A, Class A2J,
                     4.80%, due 4/13/08                             Aaa         AA                  96(n)(u)(OO)
                669  Merrill Lynch First Franklin Mortgage Loan,
                     Ser. 2007-2, Class A2A, 3.49%, due 2/25/08     Aaa         AAA                655(u)(OO)
                 42  Morgan Stanley Capital I, Ser. 2004-WMC3,
                     Class B3, 6.08%, due 2/25/08                   B3          CCC                 27(u)(OO)
                294  MortgageIT Trust, Ser. 2005-3, Class A1,
                     3.68%, due 2/25/08                             Aaa         AAA                284(u)(OO)
                104  MSCC Heloc Trust, Ser. 2003-2, Class A,
                     3.64%, due 2/25/08                             Aaa         AAA                 99(u)(OO)
                381  Nomura Asset Acceptance Corp., Ser. 2007-2,
                     Class A1A, 3.50%, due 2/25/08                  Aaa         AAA                380(u)(OO)

See Notes to Schedule of Investments


                                                                                            JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING                VALUE(+)
($000's omitted)                                                    Moody's     S&P         ($000's omitted)
                800  Option One Mortgage Loan Trust, Ser. 2006-2,
                     Class 2A2, 3.48%, due 2/25/08                  Aaa         AAA                777(u)(OO)
                155  Popular ABS Mortgage Pass-Through Trust,
                     Ser. 2006-E, Class A1, 3.47%, due 2/25/08      Aaa         AAA                151(u)(OO)
                150  Residential Accredit Loans, Inc., Ser.
                     2006-QO7, Class 3A2, 3.58%, due 2/25/08        Aaa         AAA                138(u)(OO)
                357  Residential Accredit Loans, Inc., Ser.
                     2005-QA10, Class A31, 5.60%, due 2/25/08       Aaa         AAA                339(u)
                459  Residential Accredit Loans, Inc., Ser.
                     2006-QA1, Class A21, 5.96%, due 2/25/08        Aaa         AAA                434(u)
                 19  Residential Asset Mortgage Products, Inc.,
                     Ser. 2003-RS2, Class AII, 4.06%, due 2/25/08   Aaa         AAA                 16(u)(OO)
                 59  Residential Asset Mortgage Products, Inc.,
                     Ser. 2003-RS3, Class AII, 4.10%, due 2/25/08   Aaa         AAA                 50(u)(OO)
                  9  Saxon Asset Securities Trust, Ser. 2004-1,
                     Class A, 3.92%, due 2/25/08                    Aaa         AAA                  8(u)(OO)
                  4  Specialty Underwriting & Residential
                     Finance, Ser. 2003-BC1, Class A, 3.72%, due
                     2/25/08                                        Aaa                              4(u)(OO)
                 63  Thornburg Mortgage Securities Trust, Ser.
                     2006-2, Class A1B, 3.43%, due 2/25/08          Aaa         AAA                 63(u)(OO)
                 83  Wachovia Asset Securitization, Inc., Ser.
                     2003-HE3, Class A, 3.63%, due 2/25/08          Aaa         AAA                 79(u)(OO)
                                                                                                -------------
                                                                                                19,632

FANNIE MAE (36.3%)
                153  Pass-Through Certificates, 6.00%, due
                     11/1/15                                        AGY         AGY                158
                469  Pass-Through Certificates, 5.00%, due 3/1/21
                     & 8/1/35                                       AGY         AGY                471
                136  Pass-Through Certificates, 8.50%, due 4/1/34   AGY         AGY                149
                393  Pass-Through Certificates, 5.50%, due 7/1/37   AGY         AGY                399
              8,425  Pass-Through Certificates, 5.00%, TBA, 15
                     Year Maturity                                  AGY         AGY              8,528(O)
              1,530  Pass-Through Certificates, 6.00%, TBA, 30
                     Year Maturity                                  AGY         AGY              1,567(O)
              8,285  Pass-Through Certificates, 5.00%, TBA, 30
                     Year Maturity                                  AGY         AGY              8,236(O)
             12,270  Pass-Through Certificates, 5.50%, TBA, 30
                     Year Maturity                                  AGY         AGY             12,412(O)
                                                                                                -------------
                                                                                                31,920

FREDDIE MAC (5.4%)
                135  Pass-Through Certificates, 6.50%, due
                     11/1/25                                        AGY         AGY                142
                241  Pass-Through Certificates, 5.72%, due 6/1/36   AGY         AGY                248
              1,037  Pass-Through Certificates, 5.78%, due 7/1/36   AGY         AGY              1,065
                695  Pass-Through Certificates, 5.40%, due 2/1/37   AGY         AGY                712
                738  Pass-Through Certificates, 5.55%, due 2/1/37   AGY         AGY                756
              1,785  Pass-Through Certificates, 5.27%, due 4/1/37   AGY         AGY              1,822
                                                                                                -------------
                                                                                                 4,745

                     TOTAL MORTGAGE-BACKED SECURITIES (COST $57,913)                            56,297


CORPORATE DEBT SECURITIES (20.4%)

BANK (3.7%)
                270  Bank of America Corp., Senior Unsecured
                     Notes, 5.75%, due 12/1/17                      Aa1         AA                 278
                 90  Household Finance Corp., Senior Unsecured
                     Notes, 4.13%, due 11/16/09                     Aa3         AA-                 90
                325  JP Morgan Chase & Co., Senior Unsecured
                     Notes, 5.38%, due 10/1/12                      Aa2         AA-                337
                680  JP Morgan Chase & Co., Senior Notes, 6.00%,
                     due 1/15/18                                    Aa2         AA-                706(O)
                315  JP Morgan Chase Capital XV, Guaranteed
                     Notes, 5.88%, due 3/15/35                      Aa3         A                  274

See Notes to Schedule of Investments


                                                                                            JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING                VALUE(+)
($000's omitted)                                                    Moody's     S&P         ($000's omitted)
                255  Wachovia Corp., Senior Unsecured Medium-Term
                     Notes, Ser. G, 5.70%, due 8/1/13               Aa3         AA-                263
                425  Wachovia Corp., Medium-Term Notes, Ser. G,
                     5.75%, due 2/1/18                              Aa3         AA-                426
                880  Wells Fargo Co., Senior Notes, 4.38%, due
                     1/31/13                                        Aa1         AA+                880
                                                                                                -------------
                                                                                                 3,254

FINANCE (4.4%)
                245  Bear Stearns Co., Inc., Senior Unsecured
                     Notes, 7.25%, due 2/1/18                       A2          A                  245
                910  Citigroup, Inc., Subordinated Notes, 5.00%,
                     due 9/15/14                                    A1          A+                 886
                480  General Electric Cap. Corp., Senior
                     Unsecured Notes, 5.88%, due 1/14/38            Aaa         AAA                469
                110  Goldman Sachs Group, Inc., Subordinated
                     Notes, 5.95%, due 1/15/27                      A1          A+                 101
                 40  Goldman Sachs Group, Inc., Subordinated
                     Notes, 6.45%, due 5/1/36                       A1          A+                  38
                305  Goldman Sachs Group, Inc., Subordinated
                     Notes, 6.75%, due 10/1/37                      A1          A+                 299
                390  International Lease Finance Corp., Senior
                     Unsecured Notes, 4.75%, due 7/1/09             A1          AA-                392
                245  International Lease Finance Corp., Senior
                     Unsecured Medium-Term Notes, Ser. R, 5.63%,
                     due 9/15/10                                    A1          AA                 254
                480  Merrill Lynch & Co., Notes, 5.45%, due
                     2/5/13                                         A1          A+                 481(O)
                130  Merrill Lynch & Co., Subordinated Notes,
                     6.22%, due 9/15/26                             A2          A                  119
                210  Merrill Lynch & Co., Subordinated Notes,
                     6.11%, due 1/29/37                             A2          A                  182
                250  Prudential Financial, Inc., Medium-Term
                     Notes, Ser. D, 6.63%, due 12/1/37              A3          A+                 254
                140  Travelers Companies, Inc., Senior Unsecured
                     Medium-Term Notes, 6.25%, due 6/15/37          A3          A-                 137
                                                                                                -------------
                                                                                                 3,857

INDUSTRIAL (8.7%)
                490  Comcast Corp., Guaranteed Notes, 6.30%, due
                     11/15/17                                       Baa2        BBB+               505
                425  Continental Airlines, Inc., Pass-Through
                     Certificates, Ser. A, 5.98%, due 4/19/22       Baa1        A                  388
                300  Covidien Int'l Finance S.A., Guaranteed
                     Notes, 6.55%, due 10/15/37                     Baa1        A-                 306(n)
                320  CVS Caremark Corp., Senior Unsecured Notes,
                     6.25%, due 6/1/27                              Baa2        BBB+               319
                300  DaimlerChrysler N.A. Holding Corp., Notes,
                     4.88%, due 6/15/10                             A3          BBB+               305
                105  DCP Midstream LLC, Senior Unsecured Notes,
                     6.75%, due 9/15/37                             Baa2        BBB+               107(n)
                610  Delta Air Lines, Pass-Through Certificates,
                     7.57%, due 11/18/10                                        BBB-               610
                280  Encana Corp., Senior Unsubordinated Notes,
                     6.63%, due 8/15/37                             Baa2        A-                 292
                300  Enterprise Products Operating L.P.,
                     Guaranteed Notes, 6.30%, due 9/15/17           Baa3        BBB-               311
                460  Erac USA Finance Co., Guaranteed Notes,
                     7.00%, due 10/15/37                            Baa2        BBB                418(n)
                205  Fedex Corp., Guaranteed Notes, 5.50%, due
                     8/15/09                                        Baa2        BBB                210
                190  Kraft Foods, Inc., Senior Unsecured Notes,
                     6.13%, due 2/1/18                              Baa2        BBB+               193


See Notes to Schedule of Investments


                                                                                            JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING                 VALUE(+)
($000's omitted)                                                    Moody's     S&P         ($000's omitted)
                355  Marathon Oil Corp., Senior Unsecured Notes,
                     6.60%, due 10/1/37                             Baa1        BBB+               366
                 75  Motorola, Inc., Senior Unsecured Notes,
                     6.63%, due 11/15/37                            Baa1        BBB                 66
                190  Motorola, Inc., Debentures, 5.22%, due
                     10/1/97                                        Baa1        BBB                126
                310  NGPL Pipeco LLC, Senior Unsecured Notes,
                     6.51%, due 12/15/12                            Baa3        BBB-               320(n)
                335  Northwest Airlines, Inc., Pass-Through
                     Certificates, 7.03%, due 11/1/19               A3          A-                 322
                220  Oneok Parters L.P., Guaranteed Notes, 6.85%,
                     due 10/15/37                                   Baa2        BBB                224
                130  Owens Corning, Inc., Guaranteed Notes,
                     7.00%, due 12/1/36                             Baa3        BBB-               107
                220  Southwest Airlines Co., Pass-Through
                     Certificates, 6.15%, due 8/1/22                Aa3         AA-                222
                280  Suncor, Inc., Bonds, 6.50%, due 6/15/38        A3          A-                 285
                265  Target Corp., Senior Unsecured Notes, 7.00%,
                     due 1/15/38                                    A2          A+                 277
                305  Union Pacific Corp., Senior Unsubordinated
                     Notes, 5.75%, due 11/15/17                     Baa2        BBB                307
                229  United Airlines, Inc., Pass-Through
                     Certificates, 6.64%, due 7/2/22                Baa2        BBB                217
                270  Wal-Mart Stores, Inc., Senior Unsecured
                     Notes, 6.50%, due 8/15/37                      Aa2         AA                 283
                220  Xerox Corp., Senior Unsecured Notes, 5.50%,
                     due 5/15/12                                    Baa2        BBB-               225
                265  XTO Energy, Inc., Senior Unsecured Notes,
                     6.75%, due 8/1/37                              Baa2        BBB                283
                                                                                                -------------
                                                                                                 7,594

REAL ESTATE INVESTMENT TRUST (1.1%)
                790  Simon Property Group L.P., Unsubordinated
                     Notes, 5.25%, due 12/1/16                      A3          A-                 736
                260  WEA Finance LLC/WCI Finance LLC, Senior
                     Notes, 5.70%, due 10/1/16                      A2          A-                 246(n)
                                                                                                -------------
                                                                                                   982

TELECOMMUNICATIONS (1.7%)
                390  AT&T Wireless Services, Inc., Senior
                     Unsecured Notes, 7.88%, due 3/1/11             A3          A                  429
                335  Qwest Corp., Notes, 8.88%, due 3/15/12         Ba1         BBB-               354
                815  Sprint Nextel Corp., Unsecured Notes, 6.00%,
                     due 12/1/16                                    Baa3        BBB-               723
                                                                                                -------------
                                                                                                 1,506

UTILITY - ELECTRIC (0.8%)
                155  DTE Energy Co., Senior Unsecured Notes,
                     7.05%, due 6/1/11                              Baa2        BBB-               166
                240  Exelon Generation Co., LLC, Senior Unsecured
                     Notes, 6.20%, due 10/1/17                      A3          BBB+               244
                285  FirstEnergy Corp., Unsubordinated Notes,
                     Ser. B, 6.45%, due 11/15/11                    Baa3        BBB-               301
                                                                                                -------------
                                                                                                   711

                     TOTAL CORPORATE DEBT SECURITIES (COST $18,003)                             17,904

ASSET-BACKED SECURITIES (30.4%)
              1,075  Advanta Business Card Master Trust, Ser.
                     2001-A, Class A, 4.23%, due 2/20/08            Aaa         AAA              1,076(u)(OO)
                105  ARCap REIT, Inc., Ser. 2004-1A, Class D,
                     5.64%, due 4/21/39                             A1          A                   96(n)
                110  Banc of America Commercial Mortgage, Inc.,
                     Ser. 2007-3, Class A4, 5.66%, due 2/10/08      Aaa         AAA                110(u)

See Notes to Schedule of Investments


                                                                                            JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING                VALUE(+)
($000's omitted)                                                    Moody's     S&P         ($000's omitted)
                570  Bank of America Credit Card Trust, Ser.
                     2007-A7, Class A7, 4.24%, due 2/15/08          Aaa         AAA                564(u)(OO)
                800  Bank of America Credit Card Trust, Ser.
                     2007-A13, Class A13, 4.46%, due 2/15/08        Aaa         AAA                796(u)(OO)
                800  Bank One Issuance Trust, Ser. 2003-A3, Class
                     A3, 4.35%, due 2/15/08                         Aaa         AAA                800(u)(OO)
                800  Capital Auto Receivables Asset Trust, Ser.
                     2008-1, Class A2B, 3.96%, due 3/15/08          Aaa         AAA                800(u)(O)
              1,000  Capital One Multi-Asset Execution Trust,
                     Ser. 2008-A1, Class A, 4.02%, due 2/15/08      Aaa         AAA              1,000(u)
                575  Carmax Auto Owner Trust, Ser. 2008-1, Class
                     A2, 4.63%, due 2/15/08                         Aaa         AAA                573(u)
                  2  Chase Commercial Mortgage Securities Corp.,
                     Ser. 2000-3, Class A1, 7.09%, due 10/15/32                 AAA                  2
                630  Chase Commercial Mortgage Securities Corp.,
                     Ser. 2003-3, Class A2, 7.32%, due 10/15/32                 AAA                660
                810  Chase Credit Card Master Trust, Ser. 2002-3,
                     Class A, 4.41%, due 2/15/08                    Aaa         AAA                807(u)(OO)
                890  Chase Issuance Trust, Ser. 2008-A1, Class
                     A1, 3.73%, due 2/15/08                         Aaa         AAA                889(u)(OO)
                800  Chase Issuance Trust, Ser. 2006-A3, Class
                     A3, 4.23%, due 2/15/08                         Aaa         AAA                795(u)(OO)
                350  Chase Issuance Trust, Ser. 2007-A6, Class
                     A6, 4.24%, due 2/15/08                         Aaa         AAA                346(u)(OO)
                800  Chase Issuance Trust, Ser. 2007-A14, Class
                     A14, 4.49%, due 2/15/08                        Aaa         AAA                797(u)(OO)
                800  Citibank Credit Card Issuance Trust, Ser.
                     2003-A9, Class A9, 5.03%, due 2/20/08          Aaa         AAA                798(u)(OO)
                165  Credit Suisse First Boston Mortgage
                     Securities Corp., Ser. 2001-CK6, Class A3,
                     6.39%, due 8/15/36                             Aaa         AAA                172
                225  Credit Suisse First Boston Mortgage
                     Securities Corp., Ser. 2005-C4, Class A3,
                     5.12%, due 8/15/38                             Aaa         AAA                222
                 80  Credit Suisse Mortgage Capital Certificates,
                     Ser. 2007-C3, Class A4, 5.72%, due 2/15/08     Aaa         AAA                 80(u)
                 45  Credit Suisse Mortgage Capital Certificates,
                     Ser. 2007-C4, Class A4, 5.81%, due 2/15/08     Aaa         AAA                 46(u)
                670  Credit Suisse Mortgage Capital Certificates,
                     Ser. 2006-C4, Class A2, 5.36%, due 9/15/39     Aaa         AAA                670
                100  Credit Suisse Mortgage Capital Certificates,
                     Ser. 2007-C1, Class A3, 5.38%, due 2/15/40     Aaa                             98
                345  Credit Suisse Mortgage Capital Certificates,
                     Ser. 2007-C5, Class A4, 5.70%, due 9/15/40                 AAA                344
                650  DaimlerChrysler Auto Trust, Ser. 2007-A,
                     Class A2B, 5.09%, due 2/8/08                   Aaa         AAA                649(u)(OO)
                785  Discover Card Master Trust, Ser. 2008-A1,
                     Class A1, 4.63%, due 2/15/08                   Aaa         AAA                783(u)(OO)
                635  Discover Card Master Trust, Ser. 2007-A1,
                     Class A1, 5.65%, due 3/16/20                   Aaa         AAA                644
                720  Discover Card Master Trust I, Ser. 2005-4,
                     Class A1, 4.30%, due 2/15/08                   Aaa         AAA                706(u)(OO)
                835  Ford Credit Auto Owner Trust, Ser. 2008-A,
                     Class A2, 4.59%, due 2/15/08                   Aaa         AAA                835(u)(OO)
                175  Greenwich Capital Commercial Funding Corp.,
                     Ser. 2007-GG11, Class A4, 5.74%, due
                     12/10/49                                                   AAA                175
                175  GS Mortgage Securities Corp. II, Ser.
                     2007-GG10, Class A4, 5.80%, due 2/10/08        Aaa         AAA                177(u)
                  2  Harborview NIM Corp., Ser. 2006-9A, Class
                     N1, 6.41%, due 11/19/36                                                         2(n)(ssss)

See Notes to Schedule of Investments


                                                                                            JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING                VALUE(+)
($000's omitted)                                                    Moody's     S&P         ($000's omitted)
              1,270  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2007-LD11, Class A4,
                     5.82%, due 2/15/08                             Aaa         AAA              1,287(u)
                180  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2006-LDP7, Class A4,
                     5.88%, due 2/15/08                             Aaa         AAA                184(u)
                134  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2005-CB11, Class A1,
                     4.52%, due 8/12/37                             Aaa         AAA                133
                220  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2005-LDP3, Class A3,
                     4.96%, due 8/15/42                             Aaa         AAA                215
                335  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2006-CB14, Class ASB,
                     5.51%, due 12/12/44                            Aaa         AAA                334
                200  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2007-LDPX, Class A3,
                     5.42%, due 1/15/49                             Aaa                            196
              1,270  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2007-CB20, Class A4,
                     5.79%, due 2/12/51                             Aaa         AAA              1,277
                795  LB Commercial Conduit Mortgage Trust, Ser.
                     1998-C4, Class A1B, 6.21%, due 10/15/35        Aaa         AAA                799
              2,050  MBNA Credit Card Master Note Trust, Ser.
                     2006-A4, Class A4, 4.23%, due 2/15/08          Aaa         AAA              2,039(u)(OO)
                685  MBNA Credit Card Master Note Trust, Ser.
                     2004-A7, Class A7, 4.34%, due 2/15/08          Aaa         AAA                681(u)(OO)
                113  Merrill Lynch Mortgage Trust, Ser.
                     2005-MKB2, Class A1, 4.45%, due 9/12/42        Aaa         AAA                112
                300  Merrill Lynch/Countrywide Commercial
                     Mortgage Trust, Ser. 2007-5, Class A4,
                     5.38%, due 8/12/48                             Aaa         AAA                294
                275  Merrill Lynch/Countrywide Commercial
                     Mortgage Trust, Ser. 2007-9, Class A4,
                     5.70%, due 9/12/49                                         AAA                275
                140  Morgan Stanley Capital I, Ser. 2005-T17,
                     Class A5, 4.78%, due 12/13/41                              AAA                136
                260  Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX,
                     5.11%, due 3/24/39                             A2          A                  177(n)
                645  Nissan Auto Receivables Owner Trust, Ser.
                     2008-A, Class A2, 4.52%, due 2/15/08           Aaa         AAA                645(u)(OO)
                353  SLM Student Loan Trust, Ser. 2005-A, Class
                     A1, 5.03%, due 3/15/08                         Aaa         AAA                351(u)(OO)
                350  Textron Financial Floorplan Master Note
                     Trust, Ser. 2005-1A, Class A, 4.44%, due
                     2/13/08                                        Aaa         AAA                350(n)(u)(OO)
                665  Volkswagen Credit Auto Master Trust, Ser.
                     2005-1, Class A, 3.95%, due 2/20/08            Aaa         AAA                663(u)(OO)
                  5  Wachovia Bank Commercial Mortgage Trust,
                     Ser. 2005-C17, Class A1, 4.43%, due 3/15/42    Aaa         AAA                  5
                 10  Wachovia Bank Commercial Mortgage Trust,
                     Ser. 2007-C32, Class A3, 5.74%, due 6/15/49    Aaa         AAA                 10
                                                                                                -------------
                     TOTAL ASSET-BACKED SECURITIES (COST $26,810)                               26,675

NUMBER OF SHARES
SHORT-TERM INVESTMENTS (3.1%)
          2,670,594  Neuberger Berman Prime Money Fund Trust
                     Class (COST $2,671)                                                     2,671(#)(@)

See Notes to Schedule of Investments


                                                                                            JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Core Bond Fund cont'd
-------------------------------------------------------------
(UNAUDITED)

                     TOTAL INVESTMENTS (136.0%) (COST $120,895)                                119,350(##)

                     Liabilities, less cash, receivables and other assets [(36.0%)]           (31,567)

                     TOTAL NET ASSETS (100.0%)                                                 $87,783

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING              VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
CORPORATE DEBT SECURITIES (95.9%)

AEROSPACE/DEFENSE (2.6%)
              6,425  L-3 Communications Corp., Guaranteed Senior
                     Unsecured Subordinated Notes, 7.63%, due
                     6/15/12                                        Ba3         BB+              6,586
                375  L-3 Communications Corp., Guaranteed Senior
                     Unsecured Subordinated Notes, 6.13%, due
                     7/15/13                                        Ba3         BB+                370
                725  L-3 Communications Corp., Guaranteed Notes,
                     Ser. B, 6.38%, due 10/15/15                    Ba3         BB+                720
                                                                                             ---------
                                                                                                 7,676

AIRLINES (1.3%)
              4,089  Continental Airlines, Inc., Pass-Through
                     Certificates, 9.80%, due 4/1/21                Ba1         BB+              3,987

APPAREL/TEXTILES (0.3%)
                800  Levi Strauss & Co., Senior Unsubordinated
                     Notes, 9.75%, due 1/15/15                      B2          B+                 778

AUTO LOANS (7.5%)
              4,715  Ford Motor Credit Co., Senior Unsecured
                     Notes, 9.75%, due 9/15/10                      B1          B                4,554
              2,075  Ford Motor Credit Co., Unsecured Notes,
                     7.38%, due 2/1/11                              B1          B                1,895
              7,430  Ford Motor Credit Co., Notes, 7.80%, due
                     6/1/12                                         B1          B                6,581
              1,765  General Motors Acceptance Corp., Notes,
                     6.88%, due 9/15/11                             Ba3         BB+              1,543
              8,965  General Motors Acceptance Corp., Unsecured
                     Notes, 7.00%, due 2/1/12                       Ba3         BB+              7,777
                                                                                             ---------
                                                                                                22,350
AUTO PARTS & EQUIPMENT (1.2%)
              1,612  Goodyear Tire & Rubber Co., Guaranteed
                     Notes, 8.63%, due 12/1/11                      Ba3         B                1,658
              1,865  Goodyear Tire & Rubber Co., Senior Notes,
                     9.00%, due 7/1/15                              Ba3         B                1,949
                                                                                             ---------
                                                                                                 3,607
BEVERAGE (1.1%)
              1,770  Constellation Brands, Inc., Guaranteed
                     Notes, 8.38%, due 12/15/14                     Ba3         BB-              1,823
              1,375  Constellation Brands, Inc., Guaranteed
                     Notes, 7.25%, due 9/1/16                       Ba3         BB-              1,313
                                                                                             ---------
                                                                                                 3,136
CHEMICALS (1.3%)
              2,035  Hexion US Finance Corp., Guaranteed Notes,
                     9.75%, due 11/15/14                            B3          B                2,193
              1,825  MacDermid, Inc., Senior Subordinated Notes,
                     9.50%, due 4/15/17                             Caa1        CCC+             1,569(n)
                                                                                             ---------
                                                                                                 3,762
ELECTRIC - GENERATION (9.3%)
              1,510  AES Corp., Senior Secured Notes, 8.75%, due
                     5/15/13                                        Ba3         BB+              1,578(n)
              1,540  AES Corp., Senior Unsecured Notes, 7.75%,
                     due 10/15/15                                   B1          B                1,574
              2,375  AES Corp., Senior Unsecured Notes, 8.00%,
                     due 10/15/17                                   B1          B                2,422

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING              VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              6,445  Dynegy-Roseton Danskamme, Pass-Through
                     Certificates, Ser. B, 7.67%, due 11/8/16       Ba3         B                6,437
              1,815  Edison Mission Energy, Senior Unsecured
                     Notes, 7.50%, due 6/15/13                      B1          BB-              1,856
              2,625  Edison Mission Energy, Senior Unsecured
                     Notes, 7.63%, due 5/15/27                      B1          BB-              2,461
              3,885  Mirant Americas Generation, Inc., Senior
                     Unsecured Notes, 8.30%, due 5/1/11             B3          B-               3,924
              2,640  Mirant Mid-Atlantic LLC, Pass-Through
                     Certificates, Ser. A, 8.63%, due 6/30/12       Ba1         BB               2,784
                430  NRG Energy, Inc., Guaranteed Notes, 7.25%,
                     due 2/1/14                                     B1          B                  419
              4,560  NRG Energy, Inc., Guaranteed Notes, 7.38%,
                     due 2/1/16                                     B1          B                4,406
                                                                                             ---------
                                                                                                27,861
ELECTRIC - INTEGRATED (3.2%)
              1,545  CMS Energy Corp., Senior Notes, 7.75%, due
                     8/1/10                                         Ba1         BB+              1,624
              3,140  Energy Future Holdings, Guaranteed Notes,
                     10.88%, due 11/1/17                            B3          CCC+             3,109(n)
              5,045  Texas Competitive Electric Holdings LLC,
                     Guaranteed Notes, 10.50%, due 11/1/16          B3          CCC              4,894(n)
                                                                                             ---------
                                                                                                 9,627
ELECTRONICS (0.5%)
              1,880  Freescale Semiconductor, Inc., Guaranteed
                     Notes, 9.13%, due 12/15/14                     B2          B-               1,424

ENERGY-EXPLORATION & PRODUCTION (4.0%)
              8,410  Chesapeake Energy Corp., Guaranteed Notes,
                     7.50%, due 9/15/13                             Ba3         BB               8,599
              1,730  Forest Oil Corp., Guaranteed Senior
                     Unsecured  Notes, 7.75%, due 5/1/14            B1          B+               1,756
              1,645  Southwestern Energy Co., Senior Notes,
                     7.50%, due 2/1/18                              Ba2         BB+              1,690(n)
                                                                                             ---------
                                                                                                12,045

ENVIRONMENTAL (0.3%)
                985  Allied Waste North America, Inc., Senior
                     Secured Notes, Ser. B, 5.75%, due 2/15/11      B1          BB+                951

FOOD & DRUG RETAILERS (0.8%)
              1,530  Rite Aid Corp., Senior Unsecured Notes,
                     8.63%, due 3/1/15                              Caa1        CCC+             1,147
              1,805  Rite Aid Corp., Guaranteed Notes, 9.50%, due
                     6/15/17                                        Caa1        CCC+             1,345
                                                                                             ---------
                                                                                                 2,492

FORESTRY/PAPER (0.5%)
              1,420  Bowater, Inc., Debentures, 9.00%, due 8/1/09   B3          B                1,345

GAMING (4.8%)
              2,735  Chukchansi Economic Development Authority,
                     Senior Notes, 8.00%, due 11/15/13              B2          BB-              2,571(n)
              1,820  Fontainebleau Las Vegas Holdings LLC, Second
                     Mortgage, 10.25%, due 6/15/15                  Caa1        CCC+             1,365(n)
              1,860  Majestic Star LLC, Senior Unsecured Notes,
                     9.75%, due 1/15/11                             Caa2        CCC              1,116
              1,070  MGM Grand, Inc., Guaranteed Senior Notes,
                     6.00%, due 10/1/09                             Ba2         BB               1,065
              2,295  Pokagon Gaming Authority, Senior Notes,
                     10.38%, due 6/15/14                            B3          B                2,372(n)
              3,225  San Pasqual Casino, Notes, 8.00%, due
                     9/15/13                                        B2          BB-              3,064(n)

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING              VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              2,495  Shingle Springs Tribal Gaming Authority,
                     Senior Notes, 9.38%, due 6/15/15               B3          B                2,245(n)
                645  Station Casinos, Inc., Senior Unsecured
                     Notes, 6.00%, due 4/1/12                       B2          B                  563
                                                                                             ---------
                                                                                                14,361
GAS DISTRIBUTION (8.3%)
              1,100  AmeriGas Partners L.P., Senior Notes, 7.13%,
                     due 5/20/16                                    B1                           1,070
              3,835  El Paso Natural Gas Co., Senior Unsecured
                     Notes, 6.75%, due 5/15/09                      Ba3         BB-              3,883
              1,315  El Paso Natural Gas Co., Bonds, 8.38%, due
                     6/15/32                                        Baa3        BB               1,533
              1,920  Ferrellgas Partners L.P., Senior Unsecured
                     Notes, 8.75%, due 6/15/12                      B2          B-               1,958
              8,495  Kinder Morgan, Inc., Senior Unsecured Notes,
                     6.50%, due 9/1/12                              Ba2         BB-              8,393
              1,912  Regency Energy Partners L.P., Guaranteed
                     Notes, 8.38%, due 12/15/13                     B1          B                1,941
              1,095  Sabine Pass L.P., Senior Secured Notes,
                     7.25%, due 11/30/13                            Ba3         BB               1,035
              5,405  Sabine Pass L.P., Senior Secured Notes,
                     7.50%, due 11/30/16                            Ba3         BB               5,067
                                                                                             ---------
                                                                                                24,880
HEALTH SERVICES (10.3%)
                915  Community Health Systems, Inc., Guaranteed
                     Notes, 8.88%, due 7/15/15                      B3          B-                 921
              3,615  HCA, Inc., Senior Secured Notes, 9.25%, due
                     11/15/16                                       B2          BB-              3,791
              5,980  HCA, Inc., Senior Secured Notes, 9.63%, due
                     11/15/16                                       B2          BB-              6,294
              1,755  LVB Acquisition Merger, Inc., Guaranteed
                     Notes, 10.38%, due 10/15/17                    B3          B-               1,764(n)
              2,515  LVB Acquisition Merger, Inc., Guaranteed
                     Notes, 11.63%, due 10/15/17                    Caa1        B-               2,455(n)
              2,815  NMH Holdings, Inc., Senior Unsecured
                     Floating Rate Notes, 12.12%, due 3/15/08       Caa2        CCC+             2,688(n)(u)
              2,310  Service Corp. Int'l, Senior Unsecured Notes,
                     6.75%, due 4/1/15                              B1          BB-              2,287
              2,650  Service Corp. Int'l, Senior Unsecured Notes,
                     7.50%, due 4/1/27                              B1          BB-              2,372
              1,285  US Oncology, Inc., Guaranteed Notes, 9.00%,
                     due 8/15/12                                    B2          CCC+             1,259
              3,315  Ventas Realty L.P., Guaranteed Notes, 6.75%,
                     due 6/1/10                                     Ba1         BB+              3,373
              1,415  Ventas Realty L.P., Guaranteed Notes, 7.13%,
                     due 6/1/15                                     Ba1         BB+              1,465
              1,060  Ventas Realty L.P., Guaranteed Notes, 6.50%,
                     due 6/1/16                                     Ba1         BB+              1,055
              1,060  Ventas Realty L.P., Guaranteed Notes, 6.75%,
                     due 4/1/17                                     Ba1         BB+              1,065
                                                                                             ---------
                                                                                                30,789

HOTELS (0.5%)
              1,540  Host Marriott & Resorts L.P., Guaranteed
                     Notes, 7.13%, due 11/1/13                      Ba1         BB               1,525

INVESTMENTS & MISC. FINANCIAL SERVICES (1.3%)
              2,495  Cardtronics, Inc., Guaranteed Notes, 9.25%,
                     due 8/15/13                                    Caa1        B-               2,346

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING              VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              1,695  Cardtronics, Inc., Senior Subordinated
                     Notes, Ser. B, 9.25%, due 8/15/13              Caa1        B-               1,593(n)
                                                                                             ---------
                                                                                                 3,939

MEDIA - BROADCAST (3.8%)
              6,130  CMP Susquehanna Corp., Guaranteed Notes,
                     9.88%, due 5/15/14                             Caa1        CCC              4,230
              2,030  Entercom Radio/Capital, Guaranteed Senior
                     Unsecured Notes, 7.63%, due 3/1/14             B1          B                1,842
              4,410  LIN Television Corp., Guaranteed Notes,
                     6.50%, due 5/15/13                             B1          B-               4,156
              1,465  Univision Communications, Inc., Guaranteed
                     Notes, 9.75%, due 3/15/15                      B3          CCC+             1,095(n)
                                                                                             ---------
                                                                                                11,323
MEDIA - CABLE (4.7%)
              2,455  Charter Communications Operating LLC, Senior
                     Secured Notes, 8.38%, due 4/30/14              B2          B+               2,326(n)
              5,640  DirecTV Holdings LLC, Senior Notes, 8.38%,
                     due 3/15/13                                    Ba3         BB-              5,830
                160  EchoStar DBS Corp., Guaranteed Notes, 5.75%,
                     due 10/1/08                                    Ba3         BB-                160
              3,085  EchoStar DBS Corp., Guaranteed Notes, 6.38%,
                     due 10/1/11                                    Ba3         BB-              3,039
              2,570  EchoStar DBS Corp., Guaranteed Notes, 7.00%,
                     due 10/1/13                                    Ba3         BB-              2,577
                                                                                               -------
                                                                                                13,932

MEDIA - DIVERSIFIED (0.7%)
              2,090  Quebecor Media, Inc., Senior Unsecured
                     Notes, 7.75%, due 3/15/16                      B2          B                1,939(n)

MEDIA - SERVICES (1.9%)
              1,575  Lamar Media Corp., Guaranteed Notes, 7.25%,
                     due 1/1/13                                     Ba3         B                1,555
              3,685  WMG Acquisition Corp., Senior Subordinated
                     Notes, 7.38%, due 4/15/14                      B2          B                2,874
              2,140  WMG Holdings Corp., Guaranteed Notes,
                     Step-Up, 0.00%/9.50%, due 12/15/14             B2          B                1,188(**)
                                                                                               -------
                                                                                                 5,617

METALS/MINING EXCLUDING STEEL (4.2%)
              1,900  Aleris Int'l, Inc., Guaranteed Notes, 9.00%,
                     due 12/15/14                                   B3          B-               1,482
              3,460  Aleris Int'l, Inc., Guaranteed Notes,
                     10.00%, due 12/15/16                           Caa1        B-               2,431
              2,720  Arch Western Finance Corp., Guaranteed
                     Notes, 6.75%, due 7/1/13                       B1          BB-              2,631
              2,020  Freeport-McMoRan Copper & Gold, Senior
                     Unsecured Notes, 8.38%, due 4/1/17             Ba3         BB               2,146
              4,065  Massey Energy Co., Guaranteed Notes, 6.88%,
                     due 12/15/13                                   B2          B+               3,872
                                                                                             ---------
                                                                                                12,562

NON-FOOD & DRUG RETAILERS (1.6%)
              3,070  Blockbuster, Inc., Senior Subordinated
                     Notes, 9.00%, due 9/1/12                       Caa2        CCC              2,425(E)
              2,175  GSC Holdings Corp., Guaranteed Notes, 8.00%,
                     due 10/1/12                                    Ba3         BB               2,257
                                                                                             ---------
                                                                                                 4,682
PACKAGING (3.8%)
              7,050  Ball Corp., Guaranteed Unsecured Notes,
                     6.88%, due 12/15/12                            Ba1         BB               7,103

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING              VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              2,360  Crown Americas LLC, Guaranteed Notes, 7.75%,
                     due 11/15/15                                   B1          B                2,401
              2,180  Graham Packaging Co., Inc., Guaranteed
                     Notes, 9.88%, due 10/15/14                     Caa1        CCC+             1,842
                                                                                             ---------
                                                                                                11,346
PRINTING & PUBLISHING (3.8%)
                670  Dex Media West LLC, Senior Unsecured Notes,
                     Ser. B, 8.50%, due 8/15/10                     Ba3         B                  678
              2,650  Dex Media West LLC, Guaranteed Notes, Ser.
                     B, 9.88%, due 8/15/13                          B1          B                2,703
              2,765  Dex Media, Inc., Senior Disc. Notes,
                     Step-Up, 0.00%/9.00%, due 11/15/13             B2          B                2,454(**)
              1,180  Idearc, Inc., Guaranteed Notes, 8.00%, due
                     11/15/16                                       B2          B+               1,056
              2,205  R.H. Donnelley Corp., Senior Unsecured
                     Notes, 6.88%, due 1/15/13                      B3          B                1,852
              3,345  Reader's Digest Association, Inc., Senior
                     Subordinated Notes, 9.00%, due 2/15/17         Caa1        CCC+             2,584(n)
                                                                                             ---------
                                                                                                11,327
RAILROADS (0.8%)
              2,345  TFM SA de C.V., Senior Unsubordinated Notes,
                     9.38%, due 5/1/12                              B2                           2,415

REAL ESTATE DEV. & MGT. (1.7%)
              5,300  American Real Estate Partners L.P., Senior
                     Notes, 8.13%, due 6/1/12                       Ba3         BBB-             5,194

RESTAURANTS (0.6%)
              2,055  NPC Int'l, Inc., Guaranteed Notes, 9.50%,
                     due 5/1/14                                     Caa1        B-               1,767

SOFTWARE/SERVICES (1.0%)
              3,210  First Data Corp., Guaranteed Notes, 9.88%,
                     due 9/24/15                                    B3          B-               2,841(n)

STEEL PRODUCERS/PRODUCTS (1.5%)
              2,805  Metals U.S.A. Holdings Corp., Senior
                     Unsecured Floating Rate Notes, 10.73%, due
                     4/1/08                                         Caa1        CCC              2,062(n)(u)
              2,670  Tube City IMS Corp., Guaranteed Notes,
                     9.75%, due 2/1/15                              B3          B-               2,403
                                                                                             ---------
                                                                                                 4,465
SUPPORT-SERVICES (1.0%)
              3,185  Knowledge Learning Corp., Inc., Guaranteed
                     Notes, 7.75%, due 2/1/15                       B2          B-               2,978(n)

TELECOM - INTEGRATED/SERVICES (4.7%)
              2,120  Dycom Industries, Inc., Guaranteed Notes,
                     8.13%, due 10/15/15                            Ba3         B+               2,086
              3,830  Intelsat Subsidiary Holdings Co. Ltd.,
                     Guaranteed Notes, 8.63%, due 1/15/15           B3          B                3,816
              1,865  Nordic Telephone Co. Holdings, Secured
                     Notes, 8.88%, due 5/1/16                       B2          B                1,893(n)
              3,970  Qwest Corp., Notes, 8.88%, due 3/15/12         Ba1         BBB-             4,193
              2,095  Windstream Corp., Guaranteed Notes, 8.63%,
                     due 8/1/16                                     Ba3         BB-              2,168
                                                                                             ---------
                                                                                                14,156
TELECOM - WIRELESS (0.3%)
                875  American Tower Corp., Senior Unsecured
                     Notes, 7.13%, due 10/15/12                     Ba1         BB+                899

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING              VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
THEATERS & ENTERTAINMENT (0.7%)
              1,995  AMC Entertainment, Inc., Guaranteed Notes,
                     Ser. B, 8.63%, due 8/15/12                     Ba3         B-               1,995
                     TOTAL CORPORATE DEBT SECURITIES (COST
                     $299,383)                                                                 285,973
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (1.9%)
          3,743,184  Neuberger Berman Prime Money Fund Trust Class                               3,743(@)
          1,922,101  Neuberger Berman Securities Lending Quality
                     Fund, LLC                                                                   1,922(++)

                     TOTAL SHORT-TERM INVESTMENTS (COST $5,665)                                  5,665(#)

                     TOTAL INVESTMENTS (97.8%) (COST $305,048)                                 291,638(##)

                     Cash, receivables and other assets, less liabilities (2.2%)                 6,681

                     TOTAL NET ASSETS (100.0%)                                                $298,319

See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund
------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
MUNICIPAL NOTES (97.7%)
ALABAMA (0.0%)
                300  Decatur IDB Solid Waste Disp. Rev. (Amoco
                     Chemical Co. Proj.), Ser. 1995, 1.87%, due
                     2/1/08                                         VMIG1                          300(u)(B)
ARIZONA (3.0%)
              1,000  Coconino Co. Ind. Dev. Au. IDR (Scuff Steel
                     Proj.), Ser. 2007, (LOC: Wells Fargo Bank &
                     Trust Co.), 2.30%, due 2/7/08                              A-1+             1,000(u)(B)
             29,595  RBC Muni. Prod., Inc. Trust Var. St. Rev.
                     (Floater Cert.), Ser. 2007 C-1, (LOC: Royal
                     Bank of Canada), 2.35%, due 2/7/08             VMIG1                       29,595(u)
                                                                                                ------
                                                                                                30,595
ARKANSAS (1.0%)
              2,025  Clarksville IDR (Baldor Elec. Co. Proj.),
                     Ser. 1998, (LOC: SunTrust Bank), 2.24%, due
                     2/6/08                                                                      2,025(u)(B)
              7,700  Morgan Keegan Muni. Prod., Inc. Var. St.
                     Trust Receipts, Ser. 2006 D, (LOC: IXIS
                     Funding Corp.), 2.34%, due 2/7/08                          A-1+             7,700(u)(ll)
                                                                                                ------
                                                                                                 9,725
CALIFORNIA (7.8%)
             15,000  Access to Loans for Learning Student Loan
                     Corp. Rev., Ser. 2001 II A1, (LOC: Depfa
                     Bank PLC), 2.50%, due 2/7/08                   VMIG1                       15,000(u)
                300  Access to Loans for Learning Student Loan
                     Corp. Rev., Ser. 2001 II A4, (LOC: Depfa
                     Bank PLC), 2.40%, due 2/7/08                   VMIG1                          300(u)
                300  Alameda Corridor Trans. Au. Rev. (Floaters),
                     Ser. 2006-1514, (MBIA Insured), 2.44%, due
                     2/7/08                                                                        300(u)(y)
              1,730  Arcadia Unified Sch. Dist. (Putters), Ser.
                     2007-1716, (FSA Insured), 2.25%, due 2/7/08    VMIG1                        1,730(u)(s)
              1,995  BB&T Muni. Trust, Ser. 2000, (FSA Insured),
                     2.20%, due 2/7/08                              VMIG1                        1,995(u)(g)
             10,605  BMO Floating Rate Cert. Sec. Trust
                     (Floaters), Ser. 2007-2, (FSA Insured),
                     2.25%, due 2/7/08                              VMIG1                       10,605(u)(ooo)
             11,760  California HFA Rev., Ser. 2008 C, (LOC: Bank
                     of New York), 1.80%, due 2/1/08                VMIG1       A-1+            11,760(u)
              4,480  California Infrastructure & Econ. Dev. Bank
                     IDR (Kruger & Sons, Inc., Proj.), Ser. 2002,
                     (LOC: Bank of the West), 2.25%, due 2/7/08     VMIG1                        4,480(u)(B)
              3,060  California Infrastructure & Econ. Dev. Bank
                     IDR (Studio Moulding Proj.), Ser. 2001 A,
                     (LOC: Comerica Bank), 2.25%, due 2/7/08        VMIG1                        3,060(u)(B)
              6,765  California Statewide CDA (Floaters), Ser.
                     2007-2114, (LOC: Wells Fargo Bank & Trust
                     Co.), 2.27%, due 2/7/08                                    A-1+             6,765(u)
             13,145  California Statewide CDA Multi-Family Hsg.
                     Rev., Ser. 2007-836 CE, (LOC: Citigroup
                     Global Markets), 2.39%, due 2/7/08             VMIG1                       13,145(u)
              9,000  Contra Costa Co. Multi-Family Hsg. Rev.
                     (Pleasant Hill BART Transit), Ser. 2006 A,
                     (LOC: Caylon Bank), 3.65%, due 4/15/46
                     Puttable 8/1/2008                                                           9,000(B)
                100  Los Angeles Wtr. & Pwr. Rev. (Putters), Ser.
                     2006-1272, (FSA Insured), 2.25%, due 2/7/08                A-1+               100(u)(s)
                100  Muni. Sec. Trust Cert. (Sacramento Co.),
                     Ser. 2007-311, (FGIC Insured), 4.00%, due
                     2/7/08                                         VMIG1                          100(n)(u)(h)

See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
                360  Northern California Gas Au. Number 1 Gas
                     Proj. Rev. (Floaters), Ser. 2007-55, (LOC:
                     Goldman Sachs), 2.26%, due 2/7/08                          A-1+               360(u)
                300  San Diego Co. Cert. Participation (San Diego
                     Museum of Art), Ser. 2000, (LOC: Allied
                     Irish Bank PLC), 2.02%, due 2/7/08             VMIG1                          300(u)(B)
                200  Three Valleys Muni. Wtr. Dist. Cert.
                     Participation (Miramar Wtr. Treatment), Ser.
                     1984, (LOC: Wells Fargo Bank & Trust Co.),
                     2.10%, due 2/6/08                                          A-1+               200(u)
                                                                                                ------
                                                                                                79,200

COLORADO (1.5%)
              1,070  Colorado Ed. & Cultural Fac. Au. Rev.
                     (National Jewish Fed.), Ser. 2005 A-8, (LOC:
                     Bank of America), 1.90%, due 2/1/08            VMIG1                        1,070(u)(B)
              2,000  Colorado Hsg. & Fin. Au. Mfg. Rev. (Ready
                     Foods, Inc. Proj.), Ser. 2007 A, (LOC: U.S.
                     Bank), 2.30%, due 2/7/08                                   A-1+             2,000(u)(B)
              4,190  Deutsche Bank Spears/Lifers Trust Var. St.
                     Rev. Goldman Sachs, Ser. 2008-510, (LOC:
                     Deutsche Bank), 2.29%, due 2/7/08                                           4,190(u)
              8,030  El Paso Co. Single Family Mtge. Rev., Ser.
                     2007-10219, (LOC: Government National
                     Mortgage Association), 2.36%, due 2/7/08       VMIG1                        8,030(u)(l)
                                                                                                ------
                                                                                                15,290

CONNECTICUT (0.6%)
              5,805  Connecticut Dev. Au. Arpt. Hotel Rev.
                     (Bradley Arpt. Hotel Proj.), Ser. 2006,
                     (LOC: TD Banknorth N.A.), 2.23%, due 2/7/08    VMIG1                        5,805(u)(B)

DISTRICT OF COLUMBIA (0.7%)
              6,000  Metro. Washington DC Arpts. Au. Sys.
                     (Merlots), Ser. 2007-C96, (MBIA Insured),
                     2.56%, due 2/6/08                                          A-1+             6,000(u)(d)
              1,500  Washington Convention Ctr. Au. Dedicated Tax
                     Rev. Sr. Lien, Ser. 1998, (AMBAC Insured),
                     5.25%, due 10/1/12 Pre-Refunded 10/1/08                                     1,537
                                                                                                ------
                                                                                                 7,537

FLORIDA (8.1%)
              7,630  Deutsche Bank Spears/Lifers Trust Var. St.
                     Rev. Goldman Sachs, Ser. 2007-451, (MBIA
                     Insured), 3.85%, due 2/7/08                                                 7,630(u)(oo)
              9,730  Deutsche Bank Spears/Lifers Trust Var. St.
                     Rev. Goldman Sachs, Ser. 2008-529, (LOC:
                     Deutsche Bank), 2.29%, due 2/7/08                                           9,730(u)
             10,260  Deutsche Bank Spears/Lifers Trust Var. St.
                     Rev. Goldman Sachs, Ser. 2008-530, (LOC:
                     Deutsche Bank), 2.26%, due 2/7/08                                          10,260(u)
              9,915  Enhanced Return Puttable Floating Option Tax
                     Exempt Receipts (Floaters), Ser. 2007-1027,
                     (FSA Insured), 2.75%, due 2/7/08                                            9,915(u)(x)
              6,850  Florida HFA (Tiffany Club Proj.), Ser. 1996
                     P, (MBIA Insured), 2.30%, due 2/6/08           VMIG1                        6,850(u)(ii)
              5,385  Florida Hsg. Fin. Corp. Rev. (Merlots), Ser.
                     2007 C64, (LOC: Bank of New York), 2.29%,
                     due 2/6/08                                                 A-1+             5,385(u)
              6,545  Florida Hsg. Fin. Corp. Rev. (Merlots), Ser.
                     2006 B17, (LOC: Government National Mortgage
                     Association), 2.29%, due 2/6/08                            A-1+             6,545(u)(ii)
              6,000  Miami-Dade Co. Aviation Rev., Ser.
                     2007-10065, (MBIA Insured), 3.86%, due
                     2/7/08                                                     A-1+             6,000(u)(k)
              4,800  Miami-Dade Co. Ind. Dev. Au. IDR (Badia
                     Spices, Inc. Proj.), Ser. 2003, (LOC: Bank
                     of America), 2.30%, due 2/7/08                             A-1+             4,800(u)

See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              2,500  Miami-Dade Co. Ind. Dev. Au. Solid Waste
                     Disp. Rev. (Florida Pwr. & Light Co. Proj.),
                     Ser. 2003, 1.98%, due 2/1/08                   VMIG1                        2,500(u)(B)
              5,585  RBC Muni. Prod. Inc. Trust Var. St.
                     (Floaters), Ser. 2007 C10, (LOC: Royal Bank
                     of Canada), 2.35%, due 2/7/08                  VMIG1                        5,585(u)
              6,705  St. John's Co. Ind. Dev. Au. IDR (Rulon Co.
                     Proj.), Ser. 2004, (LOC: Coastal Bank of
                     Georgia), 2.30%, due 2/7/08                                                 6,705(u)(B)
              1,000  St. Lucie Co. Solid Waste Disp. Ref. Rev.
                     (Florida Pwr. & Light Co. Proj.), Ser. 2003,
                     1.98%, due 2/1/08                              VMIG1                        1,000(u)(B)
                                                                                                ------
                                                                                                82,905

GEORGIA (4.5%)
              2,965  Atlanta Arpt. Rev. (Merlots), Ser. 2004 C14,
                     (FSA Insured), 2.41%, due 2/6/08               VMIG1                        2,965(u)(ii)
              6,450  Atlanta Urban Residential Fin. Au.
                     Multi-Family Hsg. Rev. (Capitol Gateway
                     Apts.), Ser. 2005, (LOC: Bank of America),
                     2.29%, due 2/7/08                                          A-1+             6,450(u)(B)
              1,535  Columbus Dev. Au. Rev. (Foundation Prop.
                     Inc.), Ser. 2007, (LOC: Columbus Bank &
                     Trust), 2.25%, due 2/7/08                                                   1,535(u)(B)
              2,710  Crisp Co. Cordele IDA Rev. (Goldens Foundry
                     & Machine Co. Proj.), Ser. 2007, (LOC:
                     Columbus Bank & Trust), 2.30%, due 2/7/08                                   2,710(u)(B)
              2,000  Douglas Co. Dev. Au. IDR (Pandosia LLC
                     Proj.), Ser. 2007 A, (LOC: Wells Fargo Bank
                     & Trust Co.), 2.30%, due 2/7/08                            A-1+             2,000(u)
              1,200  Forsyth Co. Dev. Au. IDR (Selecto Scientific
                     Inc. Proj.), Ser. 1998, (LOC: RBC Centura
                     Bank), 2.35%, due 2/7/08                                   A-1+             1,200(u)(B)
              3,100  Georgia St. Hsg. & Fin. Au. Rev. (Merlots),
                     Ser. 2006 B11, (LOC: Wachovia Bank & Trust
                     Co.), 2.29%, due 2/6/08                                    A-1+             3,100(u)
              9,375  Gwinnett Co. Dev. Au. IDR (Barco Inc.
                     Proj.), Ser. 2007, (LOC: Branch Banking &
                     Trust Co.), 2.38%, due 2/7/08                  VMIG1                        9,375(u)(B)
              3,000  Gwinnett Co. Dev. Au. IDR (Coml. Truck & Van
                     Equipment Proj.), Ser. 2007, (LOC: JP Morgan
                     Chase), 2.32%, due 2/7/08                                                   3,000(u)
              6,615  JP Morgan Chase & Co. (Putters), Ser.
                     2007-1941P, (LOC: JP Morgan Chase), 2.70%,
                     due 2/7/08                                                                  6,615(u)
                970  Savannah Econ. Dev. Au. Rev. (Kennickell
                     Printing Co. Proj.), Ser. 2001, (LOC: Branch
                     Banking & Trust Co.), 2.38%, due 2/7/08        VMIG1                          970(u)(B)
              3,515  Stephens Co. Dev. Au. IDR (CMC of Geogia,
                     Inc. Proj.), Ser. 2007, (LOC: Branch Banking
                     & Trust Co.), 2.38%, due 2/7/08                VMIG1                        3,515(u)(B)
              1,970  Turner Co. Dev. Au. IDR (McElroy Metal Mill,
                     Inc.), Ser. 2005, (LOC: AmSouth Bank),
                     2.30%, due 2/7/08                              P-1                          1,970(u)
                                                                                                ------
                                                                                                45,405

ILLINOIS (11.2%)
              4,995  Aurora Single Family Mtge. Rev., Ser.
                     2007-10213, (LOC: Government National
                     Mortgage Association), 2.36%, due 2/7/08                   A-1+             4,995(u)(l)
              5,280  Aurora Single Family Mtge. Rev. (Merlots),
                     Ser. 2007 E05, (LOC: Government National
                     Mortgage Association), 2.29%, due 2/6/08                   A-1+             5,280(u)(d)

See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              7,390  Aurora Single Family Mtge. Rev. (Merlots),
                     Ser. 2007 E04, (LOC: Government National
                     Mortgage Association), 2.29%, due 2/6/08                   A-1+             7,390(u)(d)
              2,350  Chicago Enterprise Zone Rev. (J & A LLC
                     Proj.), Ser. 2002, (LOC: Charter One Bank),
                     2.32%, due 2/7/08                                                           2,350(u)
              1,695  Chicago Multi-Family Hsg. Rev. (Claras
                     Village Proj.), Ser. 2007 B, (LOC: Harris
                     Trust & Savings Bank), 2.25%, due 2/7/08       VMIG1                        1,695(u)
              7,245  Chicago O'Hare Int'l. Arpt. Rev. (Putters),
                     Ser. 2005-844Z, (MBIA Insured), 3.15%, due
                     2/7/08                                                     A-1+             7,245(u)(s)
              7,810  Chicago Single Family Mtge. Rev., Ser.
                     2007-10217, (LOC: Government National
                     Mortgage Association), 2.36%, due 2/7/08       VMIG1                        7,810(u)(l)
              6,045  Chicago Single Family Mtge. Rev., Ser.
                     2007-10218, (LOC: Government National
                     Mortgage Association), 2.36%, due 2/7/08       VMIG1                        6,045(u)(l)
             15,560  Deutsche Bank Spears/Lifers Trust Var. St.
                     Rev. Goldman Sachs, Ser. 2008-502, (FSA
                     Insured), 2.26%, due 2/7/08                                                15,560(u)(oo)
             10,385  Deutsche Bank Spears/Lifers Trust Var. St.
                     Rev. Goldman Sachs, Ser. 2008-517, (LOC:
                     Deutsche Bank), 2.26%, due 2/7/08                                          10,385(u)
              4,150  Illinois Dev. Fin. Au. IDR (Amtex Steel,
                     Inc. Proj.), Ser. 1999, (LOC: LaSalle
                     National Bank), 2.25%, due 2/7/08                          A-1+             4,150(u)(B)
              3,300  Illinois Dev. Fin. Au. IDR (Chicago Gear
                     D.O. James), Ser. 2007, (LOC: Fifth Third
                     Bank), 2.89%, due 2/1/08                                                    3,300(u)(B)
              2,250  Illinois Dev. Fin. Au. IDR (Universal Press,
                     Inc., Proj.), Ser. 2000 A, (LOC: LaSalle
                     National Bank), 2.25%, due 2/7/08                          A-1+             2,250(u)(B)
              1,300  Illinois Dev. Fin. Au. Poll. Ctrl. Rev.
                     (Amoco Oil Co., Proj.), Ser. 1994, 1.80%,
                     due 2/1/08                                                 A-1+             1,300(u)(B)
              7,500  Illinois Fin. Au. Rev. (Reliable Materials
                     Proj.), Ser. 2006, (LOC: Marshall & Ilsley),
                     2.31%, due 2/6/08                                          A-1              7,500(u)(B)
              2,700  Illinois Hlth. Fac. Au. Rev. (Advocate Hlth.
                     Care Network), Ser. 2003 A, 3.78%, due
                     11/15/22 Putable 7/3/08                        VMIG1       A-1+             2,700(u)(B)
              2,400  Illinois Hlth. Fac. Au. Rev. (Memorial Hlth.
                     Sys.), Ser. 2003, (LOC: Bank One), 2.05%,
                     due 2/1/08                                     VMIG1                        2,400(u)(B)
              2,000  Illinois Hsg. Dev. Au. Multi-Family Hsg.
                     Rev. (Rome Meadows Proj.), Ser. 2007, (LOC:
                     First National Bank), 2.21%, due 2/7/08                    A-1+             2,000(u)(B)(kk)
              4,040  Illinois Hsg. Dev. Au. Multi-Family Rev.
                     (Galesburg Towers), Ser. 2005, (LOC: Harris
                     Trust & Savings), 2.19%, due 2/7/08                        A-1              4,040(u)(B)
              1,135  Illinois Std. Assist. Commission Std. Loan
                     Rev., Ser. 2000 XX, 5.10%, due 9/1/08                                       1,144
              9,595  Lake Co. Multi-Family Hsg. Rev. (Merlots),
                     Ser. 2007 G03, (LOC: Wachovia Bank & Trust
                     Co.), 2.29%, due 2/6/08                                    A-1+             9,595(u)
              4,140  Lake Co. Multi-Family Hsg. Rev. (Rosewood
                     Apt. Proj.), Ser. 2004, (LOC: Freddie Mac),
                     2.29%, due 2/7/08                                          A-1+             4,140(u)(B)
              1,035  Woodridge Ind. Rev. (McDavid Knee Guard),
                     Ser. 1996, (LOC: Marshall & Ilsley), 2.32%,
                     due 2/6/08                                                 A-1              1,035(u)(B)
                                                                                                ------
                                                                                               114,309

INDIANA (5.1%)
              1,000  Angola Ed. Fac. Rev. (Tri-State Univ.
                     Proj.), Ser. 2006, (LOC: Fifth Third Bank),
                     2.82%, due 2/1/08                                                           1,000(u)(B)

See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              6,270  Center Grove 2000 Bldg. Corp. (Floaters),
                     Ser. 2005-2699, (FGIC Insured), 3.50%, due
                     2/7/08                                                     A-1              6,270(u)(x)
              7,660  Columbus Econ. Dev. Rev. (Arbors at Waters
                     Edge Apts.), Ser. 2004, (LOC: Federal Home
                     Loan Bank), 2.29%, due 2/7/08                  VMIG1                        7,660(u)(B)
              2,300  East Porter Co. Sch. Bldg. Corp. Rev., Ser.
                     2005-145, (MBIA Insured), 3.50%, due 2/7/08                A-1+             2,300(u)(oo)
              6,010  Greencastle IDR (Crown Equip. Corp. Proj.),
                     Ser. 1996, (LOC: Key Bank), 2.22%, due
                     2/7/08                                                                      6,010(u)(B)
              2,735  Hammond Econ. Dev. Rev. (Annex at Douglas
                     Pointe), Ser. 1996 A, (LOC: Federal Home
                     Loan Bank), 2.25%, due 2/7/08                  VMIG1                        2,735(u)(B)
                400  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev.
                     (Howard Reg. Hlth. Sys. Proj.), Ser. 2005 B,
                     (LOC: National City Bank), 2.05%, due 2/1/08               A-1                400(u)(B)
              7,725  Indiana Hsg. & CDA Single Family Mtge Rev.
                     (Putters), Ser. 2007-1847, (LOC: JP Morgan
                     Chase), 2.30%, due 2/7/08                      VMIG1                        7,725(u)
              2,275  Indiana St. Dev. Fin. Au. IDR (TTP, Inc.
                     Proj.), Ser. 2001, (LOC: LaSalle National
                     Bank), 2.25%, due 2/7/08                                   A-1+             2,275(u)(B)
              6,620  Indianapolis Local Pub. Imp. Bond Bank
                     (Putters), Ser. 2007-2120, (MBIA Insured),
                     3.15%, due 2/7/08                              VMIG1                        6,620(u)(s)
              9,215  Puttable Floating Option Tax Exempt
                     Receipts, Ser. 2007-233, (MBIA Insured),
                     3.50%, due 2/7/08                                                           9,215(u)(x)
                                                                                                ------
                                                                                                52,210

IOWA (0.2%)
                900  Iowa Higher Ed. Loan Au. Rev. (Loras
                     College), Ser. 2007 E, (LOC: LaSalle
                     National Bank), 4.50%, due 5/20/08                         SP-1+              902(B)
              1,250  Iowa Higher Ed. Loan Au. Rev. (Morningside
                     College), Ser. 2007 F, (LOC: U.S. Bank),
                     4.50%, due 5/20/08                                         SP-1+            1,253(B)
                                                                                                ------
                                                                                                 2,155

KANSAS (0.8%)
              8,455  Sedgwick & Shawnee Co. Single Family Mtge.
                     Rev., Ser. 2007-10224, (LOC: Government
                     National Mortgage Association), 2.36%, due
                     2/7/08                                         VMIG1                        8,455(u)(l)

KENTUCKY (1.4%)
              3,285  Boone Co. Ind. Bldg. Rev. (Bonfiglioli USA,
                     Inc. Proj.), Ser. 2006, (LOC: Fifth Third
                     Bank), 2.89%, due 2/1/08                                                    3,285(u)(B)
              1,610  Georgetown Ind. Bldg. Rev. (Georgetown
                     College Proj.), Ser. 2006, (LOC: Fifth Third
                     Bank), 2.80%, due 2/1/08                       VMIG1                        1,610(u)(B)
                670  Jefferson Co. Retirement Home Rev. (Nazareth
                     Library Proj.), Ser. 1999, (LOC: Fifth Third
                     Bank), 2.82%, due 2/1/08                                                      670(u)(B)
              4,995  Kentucky Hsg. Corp. Hsg. Rev., Ser.
                     2006-3478, (LOC: Merrill Lynch Capital
                     Markets), 2.44%, due 2/7/08                                A-1              4,995(u)
              2,100  Lexington Fayette Urban Co. Arpt. Corp.
                     Rev., Ser. 1998 A, (MBIA Insured), 2.10%,
                     due 2/1/08                                     VMIG1                        2,100(u)(p)
              1,800  Lexington Fayette Urban Co. Arpt. Corp.
                     Rev., Ser. 1998 C, (MBIA Insured), 2.10%,
                     due 2/1/08                                     VMIG1                        1,800(u)(p)
                                                                                                ------
                                                                                                14,460

See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
LOUISIANA (1.4%)
              3,000  Calcasieu Parish Inc. IDB Env. Rev. (Citgo
                     Petroleum Corp.), Ser. 1996, (LOC: Natixis),
                     1.90%, due 2/1/08                              VMIG1       A-1              3,000(u)(B)
              8,791  Louisiana HFA Single Family Mtge. Rev.
                     (Floaters), Ser. 2006-1566, (LOC: Depfa Bank
                     PLC), 2.32%, due 2/7/08                                    A-1+             8,791(u)(y)
              2,000  Louisiana Local Gov't Env. Facs. & Comm.
                     Dev. Rev. (SRL Holdings LLC Proj.), Ser.
                     2007, (LOC: Branch Banking & Trust Co.),
                     2.38%, due 2/7/08                                                           2,000(u)(B)
                                                                                                ------
                                                                                                13,791

MAINE (0.8%)
              8,000  Maine St. Hsg. Au. Mtge. Purchase Bonds,
                     Ser. 2007 F, 3.85%, due 11/15/34 Putable
                     9/22/08                                        VMIG1       A-1+             8,000

MARYLAND (0.9%)
              9,275  Maryland St. Comm. Dev. Admin. Dept. Hsg. &
                     Comm. Dev. (Floaters), Ser. 2007-2078, (LOC:
                     Wells Fargo Bank & Trust Co.), 2.32%, due
                     2/7/08                                         VMIG1                        9,275(u)

MASSACHUSETTS (2.4%)
              4,300  Massachusetts St. Dev. Fin. Agcy. Solid
                     Waste Disp. Rev. (Wheelabrator Millbury
                     Proj.), Ser. 2002, (LOC: JP Morgan Chase),
                     1.98%, due 2/1/08                                          A-1+             4,300(u)(B)
             12,105  Massachusetts St. HFA (Floaters), Ser.
                     2007-2071, (LOC: Morgan Stanley), 2.32%, due
                     2/7/08                                                                     12,105(u)
              7,875  Massachusetts St. HFA (Floaters), Ser.
                     2007-2106, (LOC: Morgan Stanley), 2.32%, due
                     2/7/08                                                     A-1+             7,875(u)
                125  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                     (Sherrill House), Ser. 2002 A-1, (LOC:
                     Sovereign Bank), 2.07%, due 2/7/08                         A-1+               125(u)(B)(m)
                                                                                                ------
                                                                                                24,405

MICHIGAN (2.4%)
              1,370  Michigan St. Hosp. Fin. Au. Rev., Ser. 2006,
                     (LOC: Citibank, N.A.), 2.28%, due 2/7/08       VMIG1                        1,370(u)
              1,000  Michigan St. Hsg. Dev. Au. Ltd. Oblig. Rev.
                     (JAS Non-Profit Hsg. Corp. IV), Ser. 2000,
                     (LOC: Bank One Michigan), 2.23%, due 2/7/08                A-1+             1,000(u)(B)
              1,900  Michigan St. Job. Dev. Au. IDR (Kentwood
                     Residence Assoc. Proj.), Ser. 1984, (LOC:
                     Wells Fargo & Co.), 3.65%, due 2/1/08                      A-1+             1,900(u)
              2,300  Michigan St. Strategic Fund Ltd. Oblig. Rev.
                     (Behr Sys., Inc. Proj.), Ser. 2001, (LOC:
                     National City Bank), 2.37%, due 2/7/08                                      2,300(u)(B)
                400  Michigan St. Strategic Fund Ltd. Oblig. Rev.
                     (Ultra Aluminum Mfg. Inc., Proj.), Ser.
                     2003, (LOC: Fifth Third Bank), 2.89%, due
                     2/1/08                                                                        400(u)
             17,955  Puttable Floating Option Tax Exempt Receipts
                     (Floaters), Ser. 2007-4101, (FSA Insured),
                     2.28%, due 2/7/08                                                          17,955(u)(x)
                                                                                                ------
                                                                                                24,925

MINNESOTA (1.3%)
             12,195  Dakota Co. Comm. Dev. Agcy. Multi-Family
                     Hsg. Rev. (Brentwood Hills Apts. Proj.),
                     Ser. 2003 A, (LOC: LaSalle National Bank),
                     2.10%, due 2/1/08                              VMIG1                       12,195(u)(B)
              1,400  Plymouth Multi-Family Hsg. Ref. Rev. (At the
                     Lake Apts. Proj.), Ser. 2004, (LOC: Freddie
                     Mac), 2.30%, due 2/7/08                        VMIG1                        1,400(u)(B)
                                                                                                ------
                                                                                                13,595

See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
MISSISSIPPI (1.0%)
             10,000  Mississippi Bus. Fin. Corp. Solid Waste
                     Disp. Rev. (Waste Management, Inc. Proj.),
                     Ser. 2007, (LOC: JP Morgan Chase), 2.25%,
                     due 2/7/08                                                 A-1+            10,000(u)(B)

MISSOURI (2.6%)
              4,000  Missouri Higher Ed. Loan Au. Std. Loan Rev.,
                     Ser. 2005 E, (MBIA Insured), 6.25%, due
                     2/7/08                                         VMIG1       A-1              4,000(u)(nn)
                800  Missouri St. Dev. Fin. Board Infrastructure
                     Fac. Rev. (St. Louis Convention Ctr.), Ser.
                     2000 C, (LOC: U.S. Bank), 2.05%, due 2/1/08                A-1+               800(u)
              1,435  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                     Rev. (Drury College), Ser. 1999, (LOC: Bank
                     of America), 2.05%, due 2/1/08                 VMIG1                        1,435(u)(B)
              3,000  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                     Rev. (Rockhurst Univ.), Ser. 2002, (LOC:
                     Bank of America), 2.00%, due 2/1/08                        A-1+             3,000(u)(B)
                200  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                     Rev. (St. Louis Univ.), Ser. 1999 B, (LOC:
                     Bank of America), 2.03%, due 2/1/08            VMIG1       A-1+               200(u)(B)
              1,230  Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac.
                     Rev. (Bethesda Hlth. Group, Inc.), Ser.
                     2004, (LOC: U.S. Bank), 2.05%, due 2/1/08      VMIG1                        1,230(u)(B)
              4,520  Missouri St. Hsg. Dev. Commission Single
                     Family Mtge. Rev. (Putters), Ser. 2006-1514,
                     (LOC: Government National Mortgage
                     Association), 2.30%, due 2/7/08                            A-1+             4,520(u)(s)
             11,615  Puttable Floating Option Tax Exempt Receipts
                     (Floaters), Ser. 2007-4085, (FSA Insured),
                     2.28%, due 2/7/08                                                          11,615(u)(p)
                                                                                                ------
                                                                                                26,800

MONTANA (2.0%)
              9,935  Montana St. Board Hsg. (Merlots), Ser.
                     2007-H11, (LOC: Wachovia Bank & Trust Co.),
                     2.27%, due 2/6/08                                          A-1+             9,935(u)
             10,000  Montana St. Higher Edu. Std. Assist. Corp.
                     Std. Loan Rev., Ser. 2007 C, (LOC: Depfa
                     Bank PLC), 2.30%, due 2/6/08                   VMIG1       A-1             10,000(u)
                                                                                                ------
                                                                                                19,935

NEBRASKA (0.1%)
              1,500  Nebhelp Inc. Rev. (Std. Loan Prog.), Ser.
                     1986 C, (MBIA Insured), 6.50%, due 2/6/08      VMIG1       A-1+             1,500(n)(u)(ll)

NEVADA (1.4%)
              4,205  Deutsche Bank Spears/Lifers Trust Var. St.
                     Rev. Goldman Sachs, Ser. 2008-506, (LOC:
                     Deutsche Bank), 2.29%, due 2/7/08                                           4,205(u)
              6,380  Nevada Hsg. Div. Multi-Unit Hsg. (Mesquite),
                     Ser. 1996 B, (LOC: U.S. Bank), 2.15%, due
                     2/6/08                                         VMIG1                        6,380(u)
              3,500  Nevada Hsg. Div. Multi-Unit Hsg. (Sierra
                     Port), Ser. 2005, (LOC: Fannie Mae), 2.25%,
                     due 2/7/08                                                 A-1+             3,500(u)(B)
                                                                                                ------
                                                                                                14,085

NEW HAMPSHIRE (1.9%)
              1,160  Manchester Hsg. Au. Multi-Family Rev. (Wall
                     Street Tower), Ser. 1990 B, (LOC: PNC Bank),
                     2.22%, due 2/7/08                                          A-1+             1,160(u)
              5,000  New Hampshire Hlth. & Ed. Fac. Au. Rev.
                     (Kimball Union Academy), Ser. 2007, (LOC:
                     RBS Citizens N.A.), 2.18%, due 2/7/08          VMIG1                        5,000(u)

See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              5,900  New Hampshire St. Bus. Fin. Au. Rev.
                     (Littleton Reg. Hosp.), Ser. 2007, (LOC: TD
                     Banknorth N.A.), 2.25%, due 2/7/08                         A-1+             5,900(u)
              4,200  New Hampshire St. Bus. Fin. Au. Rev. (Taylor
                     Home), Ser. 2005 B, (LOC: TD Banknorth
                     N.A.), 2.23%, due 2/7/08                       VMIG1                        4,200(u)(B)
              3,000  New Hampshire St. Hsg. Fin. Au. Multi-Family
                     Rev. (Floaters), Ser. 2006-3438, (LOC:
                     Merrill Lynch Capital Markets), 2.44%, due
                     2/7/08                                         VMIG1                        3,000(u)
                                                                                                ------
                                                                                                19,260

NEW MEXICO (1.3%)
              2,800  ABN Amro Munitops Cert. Trust, Ser. 2005-42,
                     (AMBAC Insured), 2.55%, due 2/7/08                                          2,800(n)(u)(c)
              1,900  Farmington PCR (Arizona Pub. Svc. Co.), Ser.
                     1994 A, (LOC: Barclays Bank PLC), 1.88%, due
                     2/1/08                                         VMIG1       A-1+             1,900(u)(B)
              9,045  New Mexico Ed. Assist. Foundation (Merlots),
                     Ser. 2002-A26, (LOC: Wachovia Bank & Trust
                     Co.), 2.27%, due 2/6/08                        VMIG1                        9,045(u)
                                                                                                ------
                                                                                                13,745

NEW YORK (4.1%)
              7,000  Jamestown City Sch. Dist. G.O. BANS, Ser.
                     2007, 3.75%, due 5/22/08                                                    7,000
             16,000  New York City Trans. Fin. Au. Rev., Ser.
                     2001 B, (LOC: Landesbank Baden), 1.90%, due
                     2/1/08                                         VMIG1       A-1+            16,000(u)
             10,710  New York City Trans. Fin. Au. Rev.
                     (Putters), Ser. 2007-1924, (LOC: JP Morgan
                     Chase), 2.25%, due 2/7/08                                  A-1+            10,710(u)
              4,000  New York St. Mtge. Agcy. Rev., Ser. 1998,
                     (LOC: Merrill Lynch Capital Markets), 2.26%,
                     due 2/7/08                                     VMIG1                        4,000(u)
              1,900  Rensselaer Co. IDA Sr. Hsg. Rev. (Brunswick
                     Sr. Hsg. Proj.), Ser. 1999 A, (LOC: Troy
                     Savings Bank), 1.83%, due 2/1/08                                            1,900(u)(B)(kk)
                 10  Utica IDA Civic Fac. Rev. (Utica College
                     Proj.), Ser. 2005 A, (LOC: Citizens Bank),
                     2.13%, due 2/7/08                              VMIG1                           10(u)(B)
              1,700  Watervliet Hsg. Au. Sr. Residential Hsg.
                     Rev. (Beltrone Living Ctr. Proj.), Ser. 1998
                     A, 6.13%, due 6/1/38 Pre-Refunded 6/1/08                                    1,773(B)
                                                                                                ------
                                                                                                41,393

NORTH CAROLINA (3.2%)
             16,540  Charlotte - Mecklenburg Hosp. Au. Hlth Care
                     Sys. Rev., Ser. 2007 D, (FSA Insured),
                     2.13%, due 2/7/08                              VMIG1       A-1+            16,540(u)(B)(p)
                300  Mecklenburg Co. Ind. Fac. & Poll. Ctrl. Fin.
                     Au. Ind. (Ferguson Supply & Box Mfg.), Ser.
                     2000, (LOC: Branch Banking & Trust Co.),
                     2.38%, due 2/7/08                              VMIG1                          300(u)(B)
              2,800  North Carolina Cap. Fac. Fin. Agcy. Rev.
                     (Eagle), Ser. 2006-0139, Class A, (LOC:
                     Citibank, N.A.), 2.29%, due 2/7/08                         A-1+             2,800(u)
              8,990  North Carolina HFA Rev. (Merlots), Ser. 2006
                     B12, (LOC: Wachovia Bank & Trust Co.),
                     2.29%, due 2/6/08                              VMIG1                        8,990(u)
              3,500  North Carolina Med. Care Commission Hlth.
                     Care Fac. Rev. (Lower Cape Fear Hospice),
                     Ser. 2007, (LOC: Branch Banking & Trust
                     Co.), 2.28%, due 2/7/08                        VMIG1                        3,500(u)
                                                                                                ------
                                                                                                32,130

NORTH DAKOTA (0.6%)
              6,000  North Dakota St. HFA Rev., Ser. 2007 C,
                     4.25%, due 10/8/08                                                          6,056

See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
OHIO (1.3%)
              3,855  Hamilton Co. Hlth. Care Fac. Rev. (Sisters
                     of Charity Sr. Care), Ser. 2002, (LOC: Fifth
                     Third Bank), 2.20%, due 2/7/08                                              3,855(u)(B)
              3,000  Marysville G.O. BANS, Ser. 2007, 4.13%, due
                     6/5/08                                         MIG1                         3,004
              3,850  Warrensville Heights G.O. BANS (Var. Purp.
                     Imp.), Ser. 2007, 4.05%, due 5/30/08                                        3,853
              2,101  Wood Co. IDR (Reclamation Technologies),
                     Ser. 2006, (LOC: National City Bank), 2.37%,
                     due 2/7/08                                                                  2,101(u)(B)
                                                                                                ------
                                                                                                12,813

OKLAHOMA (1.5%)
             15,000  Tulsa Co. Ind. Au. Cap. Imp. Rev., Ser. 2003
                     A, (LOC: Bank of America), 3.45%, due
                     5/15/17 Putable 5/15/08                                    A-1+            15,000(u)

PENNSYLVANIA (3.6%)
              8,000  Adams Co. Ind. Dev. Au. Rev. (Brethren Home
                     Comm. Proj.), Ser. 2007, (LOC: PNC Bank),
                     2.28%, due 2/7/08                                          A-1+             8,000(u)(B)
                715  Berks Co. Ind. Dev. Au. Rev. (Mfg. Facs. RAM
                     Ind. Proj.), Ser. 1996, (LOC: PNC Bank),
                     2.30%, due 2/6/08                                                             715(u)(B)
              4,525  Blair Co. Ind. Dev. Au. Rev. (NCP, Inc.
                     Proj.), Ser. 2002, (LOC: PNC Bank), 2.26%,
                     due 2/7/08                                                                  4,525(u)(B)
              2,385  Bradford Co. Ind. Dev. Au. Rev. (Econ. Dev.
                     Towanda Print), Ser. 2001, (LOC: PNC Bank),
                     2.26%, due 2/7/08                                                           2,385(u)(B)
              1,635  Lackawanna Co. Ind. Dev. Au. Rev. (Material
                     Technology Proj.), Ser. 2006, (LOC: Wachovia
                     Bank & Trust Co.), 2.30%, due 2/7/08                                        1,635(u)(B)
              3,425  Montgomery Co. Ind. Dev. Au. Rev. (RAF
                     Pennsburg Proj.), Ser. 2006 A, (LOC:
                     Wachovia Bank & Trust Co.), 2.25%, due
                     2/7/08                                         VMIG1                        3,425(u)(B)
              1,905  Northampton Co. Ind. Dev. Au. IDR (Losco
                     Family Properties LLC Proj.), Ser. 2005,
                     (LOC: Wachovia Bank & Trust Co.), 2.30%, due
                     2/7/08                                                                      1,905(u)(B)
              3,000  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev.
                     Rev., Ser. 1995 D7, (LOC: PNC Bank), 2.22%,
                     due 2/7/08                                                                  3,000(u)
                300  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev.
                     Rev., Ser. 2000 B7, (LOC: PNC Bank), 2.22%,
                     due 2/7/08                                     VMIG1                          300(u)(B)
                700  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev.
                     Rev., Ser. 2000 H7, (LOC: PNC Bank), 2.22%,
                     due 2/7/08                                                 A-1+               700(u)(B)
              4,600  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev.
                     Rev., Ser. 2002 B5, (LOC: PNC Bank), 2.22%,
                     due 2/7/08                                                 A-1+             4,600(u)(B)
              1,150  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev.
                     Rev., Ser. 2006 A2, (LOC: PNC Bank), 2.22%,
                     due 2/7/08                                                 A-1+             1,150(u)(B)
                800  Pennsylvania Econ. Dev. Fin. Au. Econ. Dev.
                     Rev. (North American Communication Proj.),
                     Ser. 2004 A1, (LOC: PNC Bank), 2.22%, due
                     2/7/08                                                     A-1+               800(u)(B)
              3,830  West Cornwall Township Muni. Au. Rev. (Sr.
                     Living Fac.-Lebanon Valley), Ser. 2006,
                     (LOC: PNC Bank), 2.16%, due 2/7/08                         A-1+             3,830(u)(B)
                                                                                                ------
                                                                                                36,970

PUERTO RICO (0.9%)
              2,855  Puerto Rico Ind. Tourist Ed. Med. & Env.
                     Ctrl. Fac. Rev. (Floater Cert.), Ser.
                     2000-377, (LOC: Morgan Stanley), 2.16%, due
                     2/7/08                                         VMIG1                        2,855(u)(B)

See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              6,700  Puerto Rico Sales Tax Financing Corp. Sales
                     Tax Rev. (Floaters), Ser. 2007-2006-1990,
                     (LOC: Morgan Stanley), 2.24%, due 2/7/08                   A-1+             6,700(u)
                                                                                                ------
                                                                                                 9,555

RHODE ISLAND (0.5%)
              5,000  Rhode Island Hsg. & Mtge. Fin. Corp.
                     (Floaters), Ser. 2006-1428R, (LOC: Merrill
                     Lynch Capital Markets), 2.44%, due 2/7/08                  A-1              5,000(u)

SOUTH CAROLINA (1.2%)
              2,400  Florence Co. Solid Waste Disp. & Wastewater
                     Treatment (Roche Carolina, Inc. Proj.), Ser.
                     1996, (LOC: Deutsche Bank), 1.88%, due
                     2/1/08                                                     A-1+             2,400(u)(B)
              4,000  Jasper Co. Rev. BANS, Ser. 2007, 3.85%, due
                     7/1/08                                                                      4,000
              2,000  South Carolina Jobs Econ. Dev. Au. Econ.
                     Dev. Rev. (Bondtax, Inc. Proj.), Ser. 2007,
                     (LOC: Branch Banking & Trust Co.), 2.38%,
                     due 2/7/08                                                                  2,000(u)
              4,125  South Carolina Jobs Econ. Dev. Au. Econ.
                     Dev. Rev. (Woodhead LLC Proj.), Ser. 2007 A,
                     (LOC: Columbus Bank & Trust), 2.30%, due
                     2/7/08                                                                      4,125(u)(B)
                                                                                                ------
                                                                                                12,525

TENNESSEE (1.8%)
                930  Franklin Co. Hlth. & Ed. Fac. Board Rev.
                     (Univ. of the South Proj.), Ser. 1990,
                     3.15%, due 2/1/08                                          A-1                930(u)(B)
             14,265  Morgan Keegan Muni. Prod., Inc. Var. St.
                     Trust Receipts, Ser. 2007 F, (LOC: BNP
                     Paribas), 2.34%, due 2/7/08                                A-1+            14,265(u)
              2,890  Shelby Co. Hlth. Ed. & Hsg. Fac. Board
                     Multi-Family Hsg. Rev. (Flag Manor), Ser.
                     1995, (LOC: US Bank), 2.25%, due 2/7/08        VMIG1                        2,890(u)
                                                                                                ------
                                                                                                18,085

TEXAS (6.7%)
              4,500  Bexar Co. Hsg. Fin. Corp. Multi-Family Hsg.
                     Rev., Ser. 2007-749CE, (LOC: Citigroup
                     Global Markets), 2.40%, due 2/7/08             VMIG1                        4,500(u)
              1,800  Brazoria Co. Hlth. Fac. Dev. Corp. Hosp.
                     Rev. (Brazosport Mem. Hosp.), Ser. 1999,
                     (LOC: Chase Bank of Texas), 2.23%, due
                     2/7/08                                         VMIG1                        1,800(u)(B)
             13,500  Calhoun Co. Navigation Ind. Dev. Au. Port
                     Rev. (British Petroleum Co.), Ser. 1998,
                     2.03%, due 2/1/08                              VMIG1       A-1+            13,500(u)(B)
              2,800  Denton Independent Sch. Dist. G.O., Ser.
                     1996 B, (PSF Insured), 3.75%, due 8/15/08                  A-1+             2,800(u)(mm)
              2,910  Deutsche Bank Spears/Lifers Trust Var. St.
                     Rev. Goldman Sachs, Ser. 2008-499, (LOC
                     Deutsche Bank), 2.29%, due 2/7/08                                           2,910(u)
              9,455  Deutsche Bank Spears/Lifers Trust Var. St.
                     Rev. Goldman Sachs, Ser. 2008-526, (LOC
                     Deutsche Bank), 2.26%, due 2/7/08                                           9,455(u)
                100  Gulf Coast Waste Disp. Au. Env. Fac. Rev.
                     (BP Amoco Chemical Co. Proj.), Ser. 2003,
                     1.87%, due 2/1/08                              VMIG1       A-1+               100(u)(B)
              1,800  Gulf Coast Waste Disp. Au. Rev. Ref. (Armco,
                     Inc. Proj.), Ser. 1998, (LOC: PNC Bank),
                     2.17%, due 2/7/08                                                           1,800(u)(B)
              1,000  Houston Arpt. Sys. Rev. (Floaters), Ser.
                     2006-1382X, (FGIC Insured), 5.53%, due
                     2/7/08                                         VMIG1                        1,000(u)(y)
              3,930  Houston G.O. (ROCS RR II), Ser. 2007-11289,
                     (MBIA Insured), 2.54%, due 2/7/08                          A-1+             3,930(u)(k)

See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              4,000  Northside G.O. Independent Sch. Dist. Ref.,
                     Ser. 2006 A, (PSF Insured), 3.75%, due
                     8/1/33 Putable 8/1/08                          VMIG1                        4,000(u)(p)
              7,670  Port of Houston Au. Harris Co. (Putters),
                     Ser. 2007-2173, (MBIA Insured), 2.60%, due
                     2/7/08                                                     A-1+             7,670(u)(s)
                700  San Antonio Arpt. Sys. Rev. Spec. Fac.
                     (Cessna Aircraft), Ser. 1995, (LOC: Bank of
                     America), 2.30%, due 2/7/08                                A-1+               700(u)(B)
              8,200  Tarrant Co. Hsg. Fin. Corp. Rev. (Floaters),
                     Ser. 2007-2050, (LOC: Government National
                     Mortgage Association), 2.32%, due 2/7/08                   A-1+             8,200(u)(y)
              5,760  Victory Street Pub. Fac. Corp. Multi-Family
                     Rev., Ser. 2007-832CE, (LOC: Citigroup
                     Global Markets), 2.40%, due 2/7/08             VMIG1                        5,760(u)
                                                                                                ------
                                                                                                68,125

UTAH (0.4%)
              1,585  Utah St. HFA Rev. (Merlots), Ser. 2001 A14,
                     (LOC: Wachovia Bank & Trust Co.), 2.29%, due
                     2/6/08                                         VMIG1                        1,585(u)
              2,130  Utah St. HFA Rev. (Merlots), Ser. 2001 A62,
                     (LOC: Wachovia Bank & Trust Co.), 2.29%, due
                     2/6/08                                         VMIG1                        2,130(u)
                                                                                                ------
                                                                                                 3,715

VERMONT (0.7%)
              7,000  Vermont HFA Multi. Purp. Notes, Ser. 2007 D,
                     (LOC: Calyon Bank), 3.85%, due 9/25/08                                      7,000

VIRGINIA (1.7%)
              5,550  Tazewell Co. Ind. Dev. Au. Rev. (Jennmar
                     Corp., Inc.), Ser. 2007, (LOC: PNC Bank),
                     2.26%, due 2/7/08                                                           5,550(u)(B)
              6,285  Virginia St. Hsg. Dev. Au. Commonwealth
                     Mtge. (Merlots), Ser. 2006 B20, (LOC:
                     Wachovia Bank & Trust Co.), 2.27%, due
                     2/6/08                                                     A-1+             6,285(u)
              5,700  Virginia St. Hsg. Dev. Au. Commonwealth
                     Mtge. (Merlots), Ser. 2006 C07, (LOC: Bank
                     of New York), 2.27%, due 2/6/08                            A-1+             5,700(u)
                                                                                                ------
                                                                                                17,535

WASHINGTON (3.1%)
              1,480  Franklin Co. Sch. Dist. Number 001 Pasco
                     (Merlots), Ser. 2007-D45, (MBIA Insured),
                     2.51%, due 2/6/08                              VMIG1                        1,480(u)(ii)
                  1  King Co. Swr. Rev. (Floaters), Ser.
                     2005-1091, (FSA Insured), 2.20%, due 2/7/08                                     1(u)(y)
             12,544  RBC Muni. Prod., Inc. Trust (Floaters), Ser.
                     2007 C7, (LOC: Royal Bank of Canada), 2.35%,
                     due 2/7/08                                     VMIG1                       12,544(u)
              4,000  Washington St. G.O. (Merlots), Ser. 2003
                     B23, (MBIA Insured), 2.51%, due 2/6/08         VMIG1                        4,000(u)(ii)
              9,870  Washington St. Hsg. Fin. Commission, Ser.
                     2007-11203, (LOC: Government National
                     Mortgage Association), 2.36%, due 2/7/08       VMIG1                        9,870(u)(k)
                400  Washington St. Hsg. Fin. Commission
                     Multi-Family Hsg. Rev. (Ballard Landmark
                     Inn), Ser. 2006 A, (LOC: Fannie Mae), 2.16%,
                     due 2/7/08                                     VMIG1                          400(u)(B)
              2,920  Washington St. Hsg. Fin. Commission
                     Non-Profit Rev. (Annie Wright School), Ser.
                     2002, (LOC: Bank of America), 2.00%, due
                     2/1/08                                         VMIG1                        2,920(u)(B)
                700  Washington St. Hsg. Fin. Commission
                     Non-Profit Rev. (Tacoma Art Museum Proj.),
                     Ser. 2002, (LOC: Northern Trust Co.), 2.05%,
                     due 2/1/08                                     VMIG1                          700(u)(B)
                                                                                                ------
                                                                                                31,915


See Notes to Schedule of Investments


                                                                                        JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Money Fund cont'd
-------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                             RATING(FF)             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
WISCONSIN (1.0%)
                510  Germantown Ind. Rev. (Great Lakes Packaging
                     Corp.), Ser. 1996, (LOC: Marshall & Ilsley),
                     2.25%, due 2/7/08                                          A-1                510(u)(B)
              4,000  Muni. Sec. Trust Cert., Ser. 2007-7063,
                     Class A, (LOC: Bear Stearns), 3.30%, due
                     2/7/08                                         VMIG1                        4,000(n)(u)
              1,800  Superior IDR (Amsoil, Inc. Proj.), Ser.
                     2007, (LOC: Wells Fargo Bank & Trust Co.),
                     2.30%, due 2/7/08                                          A-1+             1,800(u)(B)
              3,895  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (St.
                     Joseph's Comm. Hosp. Proj.), Ser. 2005,
                     (LOC: Marshall & Ilsley), 2.16%, due 2/7/08                A-1              3,895(u)(B)
                                                                                                ------
                                                                                                10,205

                     TOTAL MUNICIPAL NOTES                                                     995,689

ASSET-BACKED SECURITIES (1.0%)
              9,892  FHLMC Multi-Family Certs., Ser. M010, Class
                     A, 3.20%, due 2/21/08                                                       9,892(u)

                     TOTAL INVESTMENTS (98.7%)                                               1,005,581

                     Cash, receivables and other assets, less liabilities (1.3%)                13,358

                     TOTAL NET ASSETS (100.0%)                                              $1,018,939

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Securities Trust
------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT             SECURITY(@@)                                 RATING              VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
ALABAMA (3.5%)
              1,000  Jefferson Co. Cap. Imp. & Ref. Warrants,
                     Ser. 2003-A, (MBIA Insured), 5.00%, due
                     4/1/18                                         Aaa         AAA               1,054
ALASKA (2.8%)
                795  Alaska St. Int'l Arpts. Ref. Rev., Ser. 2006
                     A, (MBIA Insured), 5.00%, due 10/1/17          Aaa         AAA                 854
CALIFORNIA (8.8%)
                500  California St. Econ. Rec. G.O., Ser. 2004 A,
                     (MBIA Insured), 5.25%, due 7/1/13              Aaa         AAA                 559
              1,000  California St. Pub. Works Board Lease Rev.
                     Dept. of Mental Hlth. (Coalinga St. Hosp.),
                     Ser. 2004 A, 5.50%, due 6/1/21                 A2          A                 1,078
              1,000  Sacramento Muni. Util. Dist. Fin. Au. Rev.
                     (Cosumnes Proj.), Ser. 2006, (MBIA Insured),
                     5.00%, due 7/1/20                              Aaa         AAA               1,019
                                                                                               --------
                                                                                                  2,656
COLORADO (4.6%)
                300  Colorado Ed. & Cultural Fac. Au. Rev. (Nat'l
                     Jewish Federation Bond Prog.), Ser. 2006
                     B-4, (LOC: National City Bank), 1.90%, due
                     2/1/08                                         VMIG1                           300(u)(B)
              1,000  Larimer Co. Sales & Use Tax Rev., Ser. 2000,
                     (AMBAC Insured), 5.75%, due 12/15/15           Aaa         AAA               1,094
                                                                                               --------
                                                                                                  1,394

FLORIDA (1.0%)
                300  Sunshine St. Governmental Fin. Commission
                     Rev., Ser. 1986, (AMBAC Insured), 4.50%, due
                     2/1/08                                         VMIG1                           300(u)(p)
GEORGIA (3.5%)
              1,000  George L. Smith II World Congress Ctr. Au.
                     Rev. (Domed Stadium Proj.), Ser. 2000, (MBIA
                     Insured), 5.75%, due 7/1/15                    Aaa         AAA               1,064

ILLINOIS (12.5%)
              1,000  Chicago O'Hare Int'l Arpt. Gen. Arpt. Third
                     Lien Ref. Rev., Ser. 2005 B, (MBIA Insured),
                     5.25%, due 1/1/17                              Aaa         AAA               1,115
                600  Illinois Fin. Au. Rev. (Univ. of Chicago),
                     Ser. 2007, 5.00%, due 7/1/22                   Aa1         AA                  645(B)
              1,000  Lake Co. Sch. Dist. Number 109 Deerfield
                     Ref. G.O., Ser. 1999 C, 5.00%, due 12/15/14    Aa2                           1,119
                800  Will & Kendall Cos. Plainfield Comm. Cons.
                     Sch. Dist. Number 202 Sch. Bldg. G.O., Ser.
                     2001, (FSA Insured), 5.38%, due 1/1/13
                     Pre-Refunded 1/1/12                            Aaa         AAA                 882
                                                                                               --------
                                                                                                  3,761

INDIANA (3.4%)
              1,000  Indiana St. Office Bldg. Commission Fac.
                     Ref. Rev., Ser. 1998 A, 5.13%, due 7/1/14      Aa2         AA                1,019

LOUISIANA (3.5%)
              1,000  Louisiana St. Citizens Prop. Insurance Corp.
                     Assessment Rev., Ser. 2006 B, (AMBAC
                     Insured), 5.00%, due 6/1/18                    Aaa         AAA               1,041

MASSACHUSETTS (1.8%)
                500  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                     (Berklee College of Music), Ser. 2007 A,
                     5.00%, due 10/1/15                             A2          A+                  552(B)

See Notes to Schedule of Investments

                                                               JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Securities Trust cont'd
-------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT             SECURITY(@@)                                 RATING              VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
MICHIGAN (2.7%)
                750  Detroit Wayne Co. Sch. Dist. Sch. Bldg. &
                     Site Imp. Ref. G.O., Ser. 1998 C, (FGIC
                     Insured), 5.25%, due 5/1/13                    Aaa         AA                  829
MISSOURI (8.2%)
                500  Curators Univ. Sys. Fac. Rev., Ser. 2003 A,
                     5.00%, due 11/1/31 Pre-Refunded 11/3/13        Aa2         AA                  558
                800  Missouri Dev. Fin. Board Cultural Fac. Rev.
                     (Nelson Gallery Funding), Ser. 2001 B, (MBIA
                     Insured), 2.05%, due 2/1/08                    VMIG1       A-1+                800(u)(B)(s)
              1,000  Springfield Sch. Dist. Number R-12, Ref.
                     G.O., Ser. 2002 A, (FSA Insured), 5.50%, due
                     3/1/13                                         Aaa         AAA               1,126
                                                                                               --------
                                                                                                  2,484

NEW JERSEY (9.6%)
              1,000  New Jersey Econ. Dev. Au. St. Lease Rev.
                     (Liberty St. Park Proj.), Ser. 2005 B, (MBIA
                     Insured), 5.00%, due 3/1/17                    Aaa         AAA               1,095
                575  New Jersey Trans. Trust Fund Au. Trans. Sys.
                     Rev., Ser. 1999 A, 5.63%, due 6/15/13          A1          AA-                 648
              1,000  New Jersey Trans. Trust Fund Au. Trans. Sys.
                     Rev., Ser. 2006 A, 5.25%, due 12/15/19         A1          AA-               1,139
                                                                                               --------
                                                                                                  2,882

NEW YORK (9.0%)
                800  Battery Park City Au. Sr. Rev., Ser. 2003 A,
                     5.25%, due 11/1/22                             Aaa         AAA                 864
                500  Buffalo & Ft. Erie Pub. Bridge Au. Toll
                     Bridge Sys. Ref. Rev., Ser. 2005, (LOC: Bank
                     of Nova Scotia), 4.00%, due 1/1/25 Putable
                     7/1/10                                         Aa1         AA-                 518(u)
                250  New York City IDA Spec. Fac. Rev. (Term. One
                     Group Assoc., L.P. Proj.), Ser. 2005, 5.50%,
                     due 1/1/16                                     A3          BBB+                272(B)
                500  New York St. Env. Fac. Corp. Solid Waste
                     Disp. Rev. (Waste Management, Inc. Proj.),
                     Ser. 2004 A, 4.45%, due 7/1/17 Putable 7/1/09              BBB                 509(B)
                500  New York St. Urban Dev. Corp. Ref. Rev.
                     (Correctional Facs.), Ser. 1994 A, (FSA
                     Insured), 5.50%, due 1/1/14                    Aaa         AAA                 549
                                                                                               --------
                                                                                                  2,712

OHIO (0.7%)
                200  Cuyahoga Co. Rev. (Cleveland Clinic), Ser.
                     2004 B1, (LOC: JP Morgan Chase), 1.93%, due
                     2/1/08                                         VMIG1       A-1+                200(u)(B)

SOUTH CAROLINA (1.8%)
                500  South Carolina St. Budget & Ctrl. Board St.
                     Fac. Installment Purchase Rev. (Dept. of
                     Pub. Safety Proj.), Ser. 2003, 4.50%, due
                     1/1/11                                         Aa2         AA                  529

TENNESSEE (3.5%)
              1,000  Tennessee Energy Acquisition Corp. Gas Rev.,
                     Ser. 2006 A, 5.25%, due 9/1/17                 Aa3         AA-               1,062

TEXAS (14.3%)
              1,000  Brazosport Independent Sch. Dist. Ref. G.O.,
                     Ser. 2005, (PSF Insured), 5.00%, due 2/15/15   Aaa                           1,102
              1,000  Grapevine Combination Tax & Tax Increment
                     Reinvestment Zone Rev. Cert. of Oblig. G.O.,
                     Ser. 2000, (FGIC Insured), 5.63%, due
                     8/15/15                                        Aaa         AA                1,073
              1,045  San Antonio Passenger Fac. Charge & Sub.
                     Lien Arpt. Sys. Imp. Rev., Ser. 2005, (FSA
                     Insured), 5.25%, due 7/1/12                    Aaa         AAA               1,133

See Notes to Schedule of Investments

                                                               JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Municipal Securities Trust cont'd
-------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT             SECURITY(@@)                                 RATING              VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              1,000  Texas Muni. Gas Acquisition & Supply Corp. I
                     Gas Supply Rev., Ser. 2006 B, 3.89%, due
                     3/15/08                                        A1          A+                1,000(u)
                                                                                               --------
                                                                                                  4,308
WISCONSIN (3.7%)
              1,000  Wisconsin St. G.O., Ser. 2002 C, (MBIA
                     Insured), 5.25%, due 5/1/14 Pre-Refunded
                     5/1/12                                         Aaa         AAA               1,106

                     TOTAL INVESTMENTS (98.9%) (COST $29,035)                                    29,807(##)

                     Cash, receivables and other assets, less liabilities (1.1%)                    338

                     TOTAL NET ASSETS (100.0%)                                                  $30,145

See Notes to Schedule of Investments

                                                                         JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund
---------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT        SECURITY(@@)                     RATING(FF)          VALUE(tt)
($000's omitted)                                        Moody's   S&P    ($000's omitted)
NEW YORK (82.9%)
           8,870 ABN Amro Munitops Cert. Trust, Ser.
                 2006, (FSA Insured), 2.29%, due
                 2/7/08                                 VMIG1                   8,870(n)(u)(c)
           6,710 ABN Amro Munitops Cert. Trust, Ser.
                 2006, (LOC: Bank of America), 2.25%,
                 due 2/7/08                             VMIG1                   6,710(n)(u)
           4,650 Albany IDA Civic Fac. Rev. (Albany
                 Med. Ctr. Proj.), Ser. 2006 A, (LOC:
                 Citizens Bank), 2.11%, due 2/7/08      VMIG1                   4,650(u)(B)
           3,825 Albany IDA Civic Fac. Rev. (Research
                 Foundation of the St. Univ. of New
                 York Proj.), Ser. 2002 A, 2.22%, due
                 2/7/08                                 VMIG1                   3,825(u)(B)
           1,650 Allegany Co. IDA Env. Fac. Ref. Rev.
                 (Atlantic Richfield Proj.), Ser.
                 2002, (LOC: BP PLC), 1.80%, due
                 2/1/08                                 VMIG1     A-1+          1,650(u)(B)
             975 Auburn Ind. Dev. Au. IDR (Goulds
                 Pumps, Inc. Proj.), Ser. 1989, (LOC:
                 Deutsche Bank), 2.50%, due 2/6/08                                975(u)
           9,875 Austin Trust Var. St., Ser.
                 2007-1017, (LOC: Bank of America),
                 2.27%, due 2/7/08                                A-1+          9,875(u)
           5,285 Austin Trust Var. St., Ser.
                 2007-160, (LOC: Bank of America),
                 2.24%, due 2/7/08                                A-1+          5,285(u)
          10,840 BB&T Muni. Trust Var. St.
                 (Floaters), Ser. 2007-2052, (MBIA
                 Insured), 2.25%, due 2/7/08                      A-1+         10,840(u)(g)
           7,940 BB&T Muni. Trust Var. St.
                 (Floaters), Ser. 2007-2025, (LOC:
                 Branch Banking & Trust Co.), 2.25%,
                 due 2/7/08                             VMIG1                   7,940(u)
           4,000 Board Cooperative Ed. Svc. Sole
                 Supervisory Dist. RANS, Ser. 2007,
                 3.85%, due 6/20/08                                             4,001
           9,500 Board Cooperative Ed. Svc. Sole
                 Supervisory Dist. RANS, Ser. 2007 A,
                 3.85%, due 6/19/08                                             9,502
           2,815 Broome Co. IDA IDR (Parlor City
                 Paper Box Proj.), Ser. 2006, (LOC:
                 NBT Bank N.A.), 2.28%, due 2/7/08                              2,815(u)(B)(d)
           2,870 Clinton Co. IDA Civic Fac. Rev.
                 (Champlain Valley Hosp. Proj.), Ser.
                 2006 A, (LOC: Key Bank), 2.17%, due
                 2/7/08                                 VMIG1                   2,870(u)(B)
           4,000 DFA Muni. Trust Var. St. (New York
                 City Trans. Fin. Au.), Ser.
                 2007-3000, (LOC: Depfa Bank PLC),
                 2.25%, due 2/7/08                                              4,000(u)
           4,700 Dunkirk G.O. BANS, Ser. 2007, 3.82%,
                 due 9/11/08                                                    4,701
           3,630 Dutchess Co. IDA Civic Fac. Rev.
                 (Lutheran Ctr.), Ser. 2005, (LOC:
                 Key Bank), 2.14%, due 2/7/08           VMIG1                   3,630(u)(B)
           2,500 Eclipse Funding Trust (Solar
                 Eclipse-Metro. Trans. Au.), Ser.
                 2006-0028, (AMBAC Insured), 4.00%,
                 due 2/7/08                                                     2,500(n)(u)(hh)
          10,465 Eclipse Funding Trust (Solar
                 Eclipse-New York St. Dorm Au. Rev.),
                 Ser. 2006-0148, (MBIA Insured),
                 3.63%, due 2/7/08                                A-1+         10,465(u)(hh)
           1,000 Eclipse Funding Trust Var. St.
                 (Solar Eclipse-New York City Muni.
                 Wtr.), Ser. 2006-0112, (FSA
                 Insured), 2.24%, due 2/7/08                      A-1+          1,000(n)(u)(hh)
           2,500 Erie Co. IDA Sch. Fac. Rev.
                 (Merlots), Ser. 2008-D21, (FSA
                 Insured), 2.42%, due 2/6/08                      A-1+          2,500(u)(ii)
           4,181 Geneva G.O. BANS, Ser. 2007 B,
                 3.85%, due 5/22/08                                             4,182

See Notes to Schedule of Investments

                                                                         JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT        SECURITY(@@)                     RATING(FF)          VALUE(tt)
($000's omitted)                                        Moody's   S&P    ($000's omitted)
           6,000 Geneva IDA Civic Fac. Rev. (College
                 Seneca Proj.), Ser. 2007, (MBIA
                 Insured), 2.23%, due 2/7/08                      A-1+          6,000(u)(B)(s)
           8,560 Haverstraw Stony Point Central Sch.
                 Dist. G.O. (Merlots), Ser. 2007 D,
                 (FSA Insured), 2.36%, due 2/6/08       VMIG1                   8,560(u)(ii)
          12,345 Hempstead IDA IDR (Floater), Ser.
                 2007, (LOC: Goldman Sachs), 2.27%,
                 due 2/7/08                                                    12,345(u)
           8,850 Hempstead Town IDA Multi-Family
                 Rev., Ser. 2007-300, (LOC: Bank of
                 America), 2.27%, due 2/7/08            VMIG1                   8,850(u)
           1,005 Herkimer Co. IDA Civic Fac. Rev.
                 (Templeton Foundation Proj.), Ser.
                 2000, (LOC: Key Bank), 2.24%, due
                 2/7/08                                                         1,005(u)(B)
           6,500 Jamestown City Sch. Dist. G.O. BANS,
                 Ser. 2007, 3.75%, due 5/22/08                                  6,500
           1,500 Liberty Dev. Corp. Rev., Ser. 2006,
                 (LOC: Citibank, N.A.), 2.27%, due
                 2/7/08                                 VMIG1                   1,500(u)
           2,500 Long Island Pwr. Au. Elec. Sys.
                 Rev., Ser. 2006, (MBIA Insured),
                 2.52%, due 2/7/08                      VMIG1                   2,500(u)(k)
           1,800 Long Island Pwr. Au. Elec. Sys. Rev.
                 (Floaters), Ser. 2007-1647, (MBIA
                 Insured), 2.43%, due 2/7/08                      A-1+          1,800(u)(y)
           7,000 Metro. Trans. Au. Dedicated Tax
                 Fund, Ser. 2006 A, (MBIA Insured),
                 3.78%, due 2/7/08                                A-1+          7,000(u)(k)
           7,000 Metro. Trans. Au. Rev., Ser. 2007 A,
                 (FSA Insured), 2.26%, due 2/7/08                 A-1           7,000(u)(oo)
           8,607 Metro. Trans. Au. Rev. (Floaters),
                 Ser. 2007-1942, (MBIA Insured),
                 2.43%, due 2/7/08                      VMIG1                   8,607(u)(y)
           1,700 Muni. Sec. Trust Cert., Ser. 2000-89
                 A, (LOC: Bear Stearns), 2.15%, due
                 2/1/08                                 VMIG1                   1,700(n)(u)
           5,110 Muni. Sec. Trust Cert., Ser. 2007 A,
                 (FGIC Insured), 4.00%, due 2/7/08      VMIG1                   5,110(u)(h)
           4,600 Muni. Sec. Trust Cert., Ser. 2001 A,
                 (LOC: Bear Stearns), 2.15%, due
                 2/1/08                                 VMIG1                   4,600(n)(u)
          11,200 Muni. Sec. Trust Cert. (New York St.
                 Dorm. Au.), Ser. 2007-7041 A, (FHA
                 Insured), 2.25%, due 2/7/08                      A-1          11,200(n)(u)(h)
             100 Muni. Sec. Trust Cert. (New York St.
                 Env.), Ser. 2007-318 A, (LOC: Bear
                 Stearns), 2.25%, due 2/7/08            VMIG1                     100(n)(u)
           2,315 Nassau Co. IDA Civic Fac. Rev.
                 (North Shore Hebrew Academy Proj.),
                 Ser. 2005, (LOC: Sovereign Bank),
                 2.23%, due 2/7/08                      VMIG1                   2,315(u)(B)(m)
          12,550 Nassau Co. IDA Continuing Care
                 Retirement (Amsterdam at
                 Harborside), Ser. 2007 C, (LOC:
                 LaSalle National Bank), 2.00%, due
                 2/6/08                                 VMIG1                  12,550(u)(B)
          18,000 Nassau Co. IDA Rev. (Floater), Ser.
                 2007 75G, (LOC: Goldman Sachs),
                 2.28%, due 2/7/08                                             18,000(u)
           4,000 New Rochelle Muni. Hsg. Au. Rev.,
                 Ser. 1998 A, 5.55%, due 12/1/14,
                 Pre-Refunded 12/1/08                                           4,000
           1,000 New York City Hsg. Dev. Corp.
                 Multi-Family Mtge. Rev. (Target V.
                 Apts.), Ser. 2006 A, (LOC: Citibank,
                 N.A.), 2.13%, due 2/6/08                         A-1+          1,000(u)(B)
           5,300 New York City Hsg. Dev. Corp.
                 Multi-Family Rental Hsg. Rev.
                 (Atlantic Court Apt.), Ser. 2005 A,
                 (LOC: Freddie Mac), 2.00%, due
                 2/6/08                                           A-1+          5,300(u)(B)
          13,275 New York City Hsg. Dev. Corp.
                 Multi-Family Rental Hsg. Rev.
                 (Progress of Peoples Dev.), Ser.
                 2005 A, (LOC: Fannie Mae), 1.95%,
                 due 2/6/08                                       A-1+         13,275(u)
           2,480 New York City IDA Civic Fac. Rev.
                 (American Society Technion Proj.),
                 Ser. 2003, (LOC: Allied Irish Bank),
                 2.04%, due 2/6/08                      VMIG1                   2,480(u)(B)

See Notes to Schedule of Investments

                                                                         JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT        SECURITY(@@)                     RATING(FF)          VALUE(tt)
($000's omitted)                                        Moody's   S&P    ($000's omitted)
          16,000 New York City IDA Civic Fac. Rev.
                 (Congregational Darchei Torah), Ser.
                 2008, (LOC: Key Bank), 2.18%, due
                 2/7/08                                 VMIG1                  16,000(u)
           6,920 New York City IDA Spec. Fac. Rev.
                 (Korean Air Lines Co.), Ser. 1997 A,
                 (LOC: HSBC Bank N.A.), 2.14%, due
                 2/6/08                                 VMIG1     A-1+          6,920(u)(B)
           3,900 New York City Muni. Wtr. Fin. Au.
                 Rev., Ser. 2001, (LOC: Merrill Lynch
                 Capital Markets), 2.65%, due 2/7/08              A-1           3,900(u)
           5,000 New York City Muni. Wtr. Fin. Au.
                 Wtr. & Swr. Sys. Rev., Ser. 2006,
                 (LOC: Citibank, N.A.), 2.27%, due
                 2/7/08                                 VMIG1     A-1+          5,000(u)
           8,000 New York City Muni. Wtr. Fin. Au.
                 Wtr. & Swr. Sys. Rev., Ser. 2007 A,
                 (LOC: Citibank, N.A.), 2.27%, due
                 2/7/08                                           A-1+          8,000(u)
             150 New York City Muni. Wtr. Fin. Au.
                 Wtr. & Swr. Sys. Rev. (Putters),
                 Ser. 2004-624, (AMBAC Insured),
                 2.60%, due 2/7/08                      VMIG1                     150(u)(s)
           3,330 New York City Transitional Fin. Au.
                 Rev. (NYC Recovery), Ser. 2002-3,
                 (LOC: Landesbank-Hessen Thueringen
                 Girozentrale), 1.75%, due 2/1/08       VMIG1     A-1+          3,330(u)
           2,045 New York City Transitional Fin. Au.
                 Rev. (Putters), Ser. 2004-468, (MBIA
                 Insured), 2.50%, due 2/7/08                      A-1+          2,045(n)(u)(s)
           7,000 New York G.O., Ser. 1994 B2, (MBIA
                 Insured), 2.05%, due 2/1/08            VMIG1     A-1+          7,000(u)(b)
           2,800 New York G.O., Ser. 2004 H-7, (LOC:
                 KBC Bank), 1.90%, due 2/1/08           VMIG1     A-1+          2,800(u)
           7,655 New York G.O., Ser. 2006 H-1, (LOC:
                 Dexia Credit Locale de France),
                 1.80%, due 2/1/08                      VMIG1     A-1+          7,655(u)
          11,670 New York G.O. (Putters), Ser.
                 2006-1381, (AMBAC Insured), 2.60%,
                 due 2/7/08                                       A-1+         11,670(u)(s)
           5,000 New York G.O. (Putters), Ser.
                 2007-2207, (LOC: JP Morgan Chase),
                 2.25%, due 2/7/08                                A-1+          5,000(u)
           6,000 New York St. Dorm Au. Rev.
                 (Rockefeller Univ.), Ser. 2008 A,
                 1.75%, due 2/7/08                      VMIG1     A-1+          6,000(u)(B)
           7,945 New York St. Dorm. Au. Rev., Ser.
                 2000-622, (LOC: Merrill Lynch
                 Capital Markets), 2.45%, due 2/7/08              A-1           7,945(u)
           3,200 New York St. Dorm. Au. Rev.
                 Secondary Issues, Ser. 2008, (LOC:
                 Citigroup Global Markets), 2.27%,
                 due 2/7/08                                       A-1+          3,200(u)
           1,995 New York St. Dorm. Au. Rev.
                 Secondary Issues, Ser. 2005, (AMBAC
                 Insured), 3.77%, due 2/7/08            VMIG1                   1,995(u)(k)
           5,910 New York St. Dorm. Au. Rev.
                 Secondary Issues, Ser. 2006, (AMBAC
                 Insured), 2.20%, due 2/7/08                                    5,910(u)(p)
           5,840 New York St. Dorm. Au. Rev.
                 Secondary Issues, Ser. 2006, (AMBAC
                 Insured), 2.30%, due 2/7/08                                    5,840(u)(p)
           8,885 New York St. Dorm. Au. Rev.
                 Secondary Issues, Ser. 2007, (LOC:
                 Citibank, N.A.), 2.27%, due 2/7/08     VMIG1                   8,885(u)
           7,400 New York St. Dorm. Au. Rev.
                 Secondary Issues (Floaters), Ser.
                 2007-1959, (AMBAC Insured), 2.38%,
                 due 2/7/08                                       A-1+          7,400(u)(y)
          26,500 New York St. Dorm. Au. Rev.
                 Secondary Issues (Floaters), Ser.
                 2006-1370, (FHA Insured), 2.24%, due
                 2/7/08                                           A-1          26,500(u)(x)
           5,010 New York St. Dorm. Au. Rev.
                 Secondary Issues (Floaters), Ser.
                 2006-1424, (LOC: Morgan Stanley),
                 2.18%, due 2/7/08                                A-1+          5,010(u)

See Notes to Schedule of Investments

                                                                         JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT        SECURITY(@@)                     RATING(FF)          VALUE(tt)
($000's omitted)                                        Moody's   S&P    ($000's omitted)
           1,980 New York St. Dorm. Au. Rev.
                 Secondary Issues (Putters), Ser.
                 2005-1187, (FSA Insured), 2.25%, due
                 2/7/08                                                         1,980(u)(s)
          10,680 New York St. Energy Research & Dev.
                 Au. Elec. Fac. Rev. (Long Island
                 Lighting Co.), Ser. 1997 A, (LOC:
                 Royal Bank of Scotland), 2.16%, due
                 2/6/08                                 VMIG1                  10,680(u)(B)
           3,600 New York St. Energy Research & Dev.
                 Au. Fac. Rev. (Cons. Edison Co.),
                 Ser. 2004 C, (LOC: Citibank, N.A.),
                 2.10%, due 2/6/08                      VMIG1     A-1+          3,600(u)(B)
           5,000 New York St. HFA Rev. (100 Maiden
                 Lane), Ser. 2004 A, (LOC: Fannie
                 Mae), 2.20%, due 2/6/08                VMIG1                   5,000(u)(B)
          10,000 New York St. HFA Rev. (125 West 31st
                 St. Hsg.), Ser. 2005 A, (LOC: Fannie
                 Mae), 1.95%, due 2/6/08                VMIG1                  10,000(u)(B)
           6,000 New York St. HFA Rev. (316 Eleventh
                 Ave Hsg.), Ser. 2007 A, (LOC: Fannie
                 Mae), 1.95%, due 2/6/08                VMIG1                   6,000(u)(B)
           5,600 New York St. HFA Rev. (360 West
                 43rd), Ser. 2002 A, (LOC: Fannie
                 Mae), 1.95%, due 2/6/08                VMIG1                   5,600(u)(B)
           1,725 New York St. HFA Rev. (Admiral
                 Halsey Sr. Apt.), Ser. 2007 A, (LOC:
                 Citibank, N.A.), 2.25%, due 2/6/08     VMIG1                   1,725(u)
           8,700 New York St. HFA Rev. (Biltmore
                 Tower Hsg.), Ser. 2002 A, (LOC:
                 Fannie Mae), 2.16%, due 2/6/08         VMIG1                   8,700(u)(B)
           7,000 New York St. HFA Rev. (Capitol Green
                 Apts.), Ser. 2006 A, (LOC: Fannie
                 Mae), 2.30%, due 2/6/08                VMIG1                   7,000(u)
          12,000 New York St. HFA Rev. (Ocean Park
                 Apt. Hsg.), Ser. 2005 A, (LOC:
                 Fannie Mae), 2.25%, due 2/6/08         VMIG1                  12,000(u)(B)
           5,000 New York St. HFA Rev. (Theater Row),
                 Ser. 2000 A, (LOC: Freddie Mac),
                 2.05%, due 2/6/08                      VMIG1                   5,000(u)
           7,000 New York St. HFA Rev. (Third Avenue
                 Apts. Hsg.), Ser. 2006 A, (LOC: Bank
                 of America), 2.50%, due 2/6/08         VMIG1                   7,000(u)(B)
           4,500 New York St. HFA Rev. (Tribeca),
                 Ser. 1997 A, (LOC: Fannie Mae),
                 2.39%, due 2/6/08                      VMIG1                   4,500(u)
           4,000 New York St. HFA Rev. (Victory
                 Hsg.), Ser. 2001 A, (LOC: Freddie
                 Mac), 2.05%, due 2/6/08                VMIG1                   4,000(u)(B)
           5,700 New York St. HFA Rev. (Worth St.),
                 Ser. 2002 A, (LOC: Fannie Mae),
                 1.95%, due 2/6/08                      VMIG1                   5,700(u)(B)
           5,000 New York St. HFA. Rev. (Remeeder
                 Houses), Ser. 2007 A, (LOC:
                 Citibank, N.A.), 2.25%, due 2/6/08     VMIG1                   5,000(u)(B)
           2,500 New York St. Mtge. Agcy. Homeowner
                 Mtge. Rev., Ser. 2007-142, (LOC:
                 Dexia Credit Locale de France),
                 1.90%, due 2/1/08                      VMIG1                   2,500(u)
           6,550 New York St. Mtge. Agcy. Homeowner
                 Mtge. Rev., Ser. 2007-144, (LOC:
                 Dexia Credit Locale de France),
                 1.90%, due 2/1/08                      VMIG1                   6,550(u)
          12,495 New York St. Mtge. Agcy. Rev., Ser.
                 1998, (LOC: Merrill Lynch Capital
                 Markets), 2.26%, due 2/7/08            VMIG1                  12,495(u)
           1,000 New York St. Mtge. Agcy. Rev. (AMT
                 Homeowner Mtge.), Ser. 2005-129,
                 (LOC: Dexia Credit Locale de
                 France), 2.13%, due 2/6/08             VMIG1                   1,000(u)
           1,885 New York St. Mtge. Agcy. Rev.
                 (Putters), Ser. 2005, (LOC: JP
                 Morgan Chase), 2.35%, due 2/7/08       VMIG1                   1,885(u)
           1,200 New York St. Thruway Au. Gen. Rev.,
                 Ser. 2005, (FSA Insured), 2.27%, due
                 2/7/08                                 VMIG1                   1,200(u)(l)
           5,526 New York St. Thruway Au. Gen. Rev.
                 (Floaters), Ser. 2006, (FSA
                 Insured), 2.18%, due 2/7/08                      A-1+          5,526(u)(y)
           6,480 New York St. Thruway Au. Gen. Rev.
                 (Putters), Ser. 2005-1102, (FSA
                 Insured), 2.25%, due 2/7/08            VMIG1                   6,480(u)(s)

See Notes to Schedule of Investments

                                                                         JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT        SECURITY(@@)                     RATING(FF)          VALUE(tt)
($000's omitted)                                        Moody's   S&P    ($000's omitted)
           2,000 New York St. Thruway Au. Hwy. &
                 Bridge Trust Fund Rev., Ser. 2005,
                 (AMBAC Insured), 2.20%, due 2/7/08                             2,000(u)(ee)
           2,660 New York St. Thruway Au. St.
                 Personal Income Tax Rev. (Merlots),
                 Ser. 2008-D22, (LOC: Wachovia Bank
                 & Trust Co.), 2.27%, due 2/6/08                  A-1+          2,660(u)
          11,560 New York St. Urban Dev. Corp.
                 Correctional & Youth Fac. Svcs.
                 Contract Rev. (Putters), Ser.
                 2002-313, (LOC: JP Morgan Chase),
                 2.30%, due 2/7/08                                A-1+         11,560(u)
           7,740 New York St. Urban Dev. Corp. Rev.,
                 Ser. 2003, (FGIC Insured), 2.25%,
                 due 2/7/08                                       A-1+          7,740(u)(cc)
           1,250 North Amityville Fire Co., Inc. Fire
                 Dept. Rev., Ser. 2003, (LOC:
                 Citibank, N.A.), 2.25%, due 2/7/08               A-1+          1,250(u)
           1,500 Oneida Co. IDA Civic Fac. Rev.
                 (Mohawk Valley St. Luke's), Ser.
                 2006 E, (LOC: Bank of America),
                 2.10%, due 2/7/08                      VMIG1                  1,500(u)(B)
           3,180 Onondaga Co. IDA Arpt. Fac. Rev.,
                 Ser. 2000 A, (LOC: Fleet National
                 Bank), 2.20%, due 2/6/08                         A-1+          3,180(u)(B)
           3,825 Onondaga Co. IDA Civic Fac. Rev.
                 (Comm. College Hsg. Dev.), Ser. 2005
                 A, (LOC: Citizens Bank), 2.11%, due
                 2/7/08                                           A-1+          3,825(u)
           6,400 Ontario Co. IDA. Civic Fac. Rev. (F.
                 F. Thompson Hosp.), Ser. 2003 B,
                 (LOC: Key Bank), 2.25%, due 2/6/08     VMIG1                   6,400(u)(B)
           2,365 Orange Co. IDA Civic Fac. Rev. (St.
                 Luke's Cornwall Hosp. Proj.), Ser.
                 2006, (LOC: Key Bank), 2.14%, due
                 2/7/08                                 VMIG1                   2,365(u)(B)
          12,000 Port Au. New York & New Jersey
                 (Putters), Ser. 2007-2092, (FSA
                 Insured), 2.25%, due 2/7/08                      A-1+         12,000(u)(s)
          13,340 Puttable Floating Option Tax Exempt
                 Receipts, Ser. 2007, (FSA Insured),
                 2.24%, due 2/7/08                                             13,340(n)(u)(x)
           4,345 Puttable Floating Option Tax Exempt
                 Receipts (New York St. Dorm), Ser.
                 2007, (LOC: Merrill Lynch Capital
                 Markets), 2.24%, due 2/7/08                                    4,345(u)
           3,000 Rensselaer Co. IDA Civic Fac. Rev.
                 (RC Hsg. I LLC Proj.), Ser. 2008 A,
                 (LOC: Citizens Bank), 2.25%, due
                 2/7/08                                 VMIG1                   3,000(u)(B)
           2,135 Riverhead IDA Civic Fac. Rev.
                 (Central Suffolk Hosp. Proj.), Ser.
                 2006 C, (LOC: HSBC Bank N.A.),
                 2.10%, due 2/7/08                      VMIG1                   2,135(u)(B)
           3,800 Rockland Co. IDA Civic Fac. Rev.
                 (Dominican College Proj.), Ser.1998,
                 6.25%, due 5/1/28                                              3,914(B)
           1,000 Sales Tax Asset Receivable Corp.,
                 Ser. 2006, (AMBAC Insured), 2.52%,
                 due 2/7/08                             VMIG1                   1,000(u)(k)
           1,185 Schenectady IDA IDR (Fortitech
                 Holding Corp. Proj.), Ser. 1995 A,
                 (LOC: Bank of America), 2.22%, due
                 2/7/08                                 VMIG1                   1,185(u)(B)
           5,371 Spencerport G.O. BANS, Ser. 2007 A,
                 3.75%, due 9/4/08                                              5,371
           3,010 Suffolk Co. IDA IDR (JBC Realty
                 LLC), Ser. 1998, (LOC: Chase
                 Manhattan Bank), 2.20%, due 2/6/08               A-1+          3,010(u)(B)
           1,221 Syracuse G.O. BANS, Ser. 2007,
                 3.80%, due 10/25/08                    MIG1                    1,222
          16,600 Syracuse G.O. RANS, Ser. 2007 A,
                 4.50%, due 6/30/08                                            16,650
           1,300 Triborough Bridge & Tunnel Au. Rev.,
                 Ser. 2008, (LOC: Citigroup Global
                 Markets), 2.27%, due 2/7/08                      A-1+          1,300(u)

See Notes to Schedule of Investments

                                                                         JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers New York Municipal Money Fund cont'd
----------------------------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT        SECURITY(@@)                     RATING(FF)          VALUE(tt)
($000's omitted)                                        Moody's   S&P    ($000's omitted)
           1,970 Triborough Bridge & Tunnel Au. Rev.
                 (Putters), Ser. 2002, (MBIA
                 Insured), 2.50%, due 2/7/08                      A-1+          1,970(u)(s)
           2,200 UBS Muni. CRVS (Floaters), Ser.
                 2007, (LOC: Bank of New York),
                 2.23%, due 2/7/08                                A-1+          2,200(u)
           1,205 Ulster Co. IDA IDR (Northeast Panel
                 & Truss), Ser. 2001 A, (LOC: TD
                 Banknorth N.A.), 2.22%, due 2/7/08                             1,205(u)(B)(a)
           1,700 Utica IDA Civic Fac. Rev. (Utica
                 College Proj.), Ser. 2005 A, (LOC:
                 Citizens Bank), 2.13%, due 2/7/08      VMIG1                   1,700(u)(B)
           9,335 Warren & Washington Cos. IDA Civic
                 Fac. Rev. (Glen at Hiland Meadows
                 Proj.), Ser. 2000, (LOC: Sovereign
                 Bank), 2.11%, due 2/6/08                         A-1+          9,335(u)(B)(bb)
           6,000 Watervliet Hsg. Au. Sr. Residential
                 Hsg. Rev. (Beltrone Living Ctr.
                 Proj.), Ser. 1998 A, 6.13%, due
                 6/1/38 Pre-Refunded 6/1/08                                     6,256(B)
          15,000 Westchester Co. IDA Rev. (Floater),
                 Ser. 2007-103G, (LOC: Goldman
                 Sachs), 2.28%, due 2/7/08                                     15,000(u)
                                                                             --------

                                                                              713,977
PUERTO RICO (9.2%)
           6,000 Deutsche Bank Spears/Lifers Trust
                 Var. St., Ser. 2007, (MBIA Insured),
                 3.70%, due 2/7/08                                              6,000(u)(oo)
          19,995 Muni. Sec. Trust Cert., Ser.
                 2000-103, (LOC: Bear Stearns),
                 4.00%, due 2/7/08                                A-1          19,995(n)(u)
          12,000 Puerto Rico Commonwealth Aqueduct &
                 Swr. Au. Rev., Ser. 2007, (LOC:
                 Citigroup Global Markets), 2.28%,
                 due 2/7/08                             VMIG1                  12,000(u)
           7,015 Puerto Rico Commonwealth Hwy. &
                 Trans. Au. Trans. Rev. (Putters),
                 Ser. 2002-246, (FSA Insured), 2.30%,
                 due 2/7/08                                       A-1+          7,015(n)(u)(s)
           8,340 Puerto Rico Elec. Pwr. Au. Pwr. Rev.
                 (Muni. Sec. Trust Receipts), Ser.
                 2007 A, (FGIC Insured), 4.02%, due
                 2/7/08                                           A-1+          8,340(u)(cc)
           4,370 Puerto Rico Elec. Pwr. Au. Pwr. Rev.
                 (Putters), Ser. 2005-815, (FSA
                 Insured), 2.25%, due 2/7/08                      A-1+          4,370(u)(s)
             300 Puerto Rico Pub. Fin. Corp.
                 (Putters), Ser. 2003-363, (AMBAC
                 Insured), 2.30%, due 2/7/08                      A-1+            300(n)(u)(s)
           2,000 Puerto Rico Sales Tax Fin. Corp.
                 Sales Tax Rev., Ser. 2007-043, (FGIC
                 Insured), 3.50%, due 2/1/08            VMIG1                   2,000(u)(i)
           9,900 Puerto Rico Sales Tax Fin. Corp.
                 Sales Tax Rev. (Floater), Ser.
                 2007-1984, (LOC: Morgan Stanley),
                 2.24%, due 2/7/08                                A-1+          9,900(u)
           9,000 Puerto Rico Sales Tax Fin. Corp.
                 Sales Tax Rev. (Floaters), Ser.
                 2007-2019, (LOC: Morgan Stanley),
                 2.24%, due 2/7/08                                A-1+          9,000(u)
                                                                             --------
                                                                               78,920

                 TOTAL INVESTMENTS (92.1%)                                    792,897

                 Cash, receivables and other assets,
                 less liabilities (7.9%)                                       67,890

                 TOTAL NET ASSETS (100.0%)                                   $860,787

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund
----------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (0.3%)
                250  Fannie Mae, Notes, 4.13%, due 5/15/10 (COST
                     $253)                                          AGY         AGY                258

MORTGAGE-BACKED SECURITIES (65.1%)

ADJUSTABLE ALT-A JUMBO BALANCE (2.1%)
              2,192  JP Morgan Alternative Loan Trust, Ser.
                     2006-A2, Class 3A1, 5.94%, due 2/1/08                      AAA              2,122(u)(OO)

ADJUSTABLE ALT-A MIXED BALANCE (12.1%)
              3,475  Bear Stearns ALT-A Trust, Ser. 2006-4, Class
                     32A1, 6.48%, due 7/25/36                       Aaa         AAA              3,472(OO)
              1,208  Bear Stearns ALT-A Trust, Ser. 2007-2, Class
                     2A1, 5.59%, due 4/25/37                        Aaa         AAA              1,163
              2,126  First Horizon Alternative Mortgage
                     Securities Trust, Ser. 2006-AA7, Class A1,
                     6.54%, due 2/1/08                              Aaa                          2,023(u)
              3,859  Nomura Asset Acceptance Corp., Ser.
                     2006-AR2, Class 2A2, 6.57%, due 2/1/08         Aaa         AAA              3,645(u)
              2,229  Residential Accredit Loans, Inc., Ser.
                     2005-QA10, Class A31, 5.60%, due 2/1/08        Aaa         AAA              2,115(u)
                                                                                                ------
                                                                                                12,418

ADJUSTABLE ALT-B MIXED BALANCE (1.3%)
              1,509  Lehman XS Trust, Ser. 2005-1, Class 2A1,
                     4.66%, due 5/25/08                             Aaa         AAA              1,369(u)

ADJUSTABLE CONFORMING BALANCE (4.3%)
              2,288  Adjustable Rate Mortgage Trust, Ser.
                     2005-10, Class 4A1, 5.38%, due 1/25/36         Aaa         AAA              2,333
              2,146  IndyMac INDX Mortgage Loan Trust, Ser.
                     2005-AR23, Class 2A1, 5.52%, due 2/1/08        Aaa         AAA              2,081(u)
                                                                                                ------
                                                                                                 4,414

ADJUSTABLE JUMBO BALANCE (7.4%)
                980  Banc of America Funding Corp., Ser. 2005-F,
                     Class 4A1, 5.35%, due 2/1/08                   Aaa         AAA                943(u)
              2,121  Banc of America Funding Corp., Ser. 2006-H,
                     Class 2A3, 6.70%, due 9/20/46                              AAA              2,171
              3,204  Harborview Mortgage Loan Trust, Ser. 2006-3,
                     Class 1A1A, 6.38%, due 2/1/08                  Aaa         AAA              3,035(u)(OO)
              1,500  Wells Fargo Mortgage Backed Securities
                     Trust, Ser. 2005-AR16, Class 4A2, 4.99%, due
                     10/25/35                                       Aaa         AAA              1,507
                                                                                                ------
                                                                                                 7,656

ADJUSTABLE MIXED BALANCE (12.6%)
              2,171  Banc of America Funding Corp., Ser. 2005-H,
                     Class 7A1, 5.66%, due 2/1/08                               AAA              2,103(u)
              1,166  Countrywide Home Loans Mortgage Pass-Through
                     Trust, Ser. 2006-HYB3, Class 1A1A, 5.49%,
                     due 2/1/08                                     Aaa         AAA              1,195(u)
              2,210  Credit Suisse First Boston Mortgage
                     Securities Corp., Ser. 2004-AR4, Class 2A1,
                     4.69%, due 2/1/08                              Aaa         AAA              2,147(u)(OO)
              2,490  First Horizon Mortgage Pass-Through Trust,
                     Ser. 2005-AR5, Class 2A1, 5.44%, due
                     11/25/35                                                   AAA              2,517
              2,279  GMAC Mortgage Corp. Loan Trust, Ser.
                     2006-AR1, Class 1A1, 5.59%, due 2/1/08         Aaa         AAA              2,306(u)
                385  Harborview Mortgage Loan Trust, Ser. 2004-4,
                     Class 3A, 5.76%, due 2/19/08                   Aaa         AAA                377(u)

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund cont'd
-----------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              2,250  WaMu Mortgage Pass-Through Certificates,
                     Ser. 2004-AR9, Class A7, 4.14%, due 8/25/34    Aaa         AAA              2,246
                                                                                                ------
                                                                                                12,891
COMMERCIAL MORTGAGE-BACKED (16.3%)
              2,144  Credit Suisse First Boston Mortgage
                     Securities Corp., Ser. 2005-C6, Class A1,
                     4.94%, due 12/15/40                            Aaa         AAA              2,145(OO)
              1,536  GE Capital Commercial Mortgage Corp., Ser.
                     2002-2A, Class A2, 4.97%, due 8/11/36          Aaa         AAA              1,542
              1,775  GE Capital Commercial Mortgage Corp., Ser.
                     2005-C3, Class A2, 4.85%, due 7/10/45                      AAA              1,768
                697  GMAC Commercial Mortgage Securities, Inc.,
                     Ser. 2006-C1, Class A1, 4.98%, due 11/10/45                AAA                698
              1,934  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2004-C2, Class A1,
                     4.28%, due 5/15/41                             Aaa                          1,925(OO)
              2,851  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2005-LDP5, Class A1,
                     5.04%, due 12/15/44                            Aaa         AAA              2,853(OO)
              3,023  JP Morgan Chase Commercial Mortgage
                     Securities Corp., Ser. 2006-LDP7, Class A1,
                     6.02%, due 2/1/08                              Aaa         AAA              3,066(u)(OO)
              2,749  LB-UBS Commercial Mortgage Trust, Ser.
                     2006-C3, Class A1, 5.48%, due 3/15/39          Aaa         AAA              2,775
                                                                                                ------
                                                                                                16,772
MORTGAGE-BACKED NON-AGENCY (4.5%)
              1,214  Countrywide Home Loans, Ser. 2005-R2, Class
                     2A4, 8.50%, due 6/25/35                        Aaa         AAA              1,398(n)
              2,416  GSMPS Mortgage Loan Trust, Ser. 2005-RP2,
                     Class 1A4, 8.50%, due 3/25/35                  Aaa         AAA              2,695(n)
                505  GSMPS Mortgage Loan Trust, Ser. 2005-RP3,
                     Class 1A4, 8.50%, due 9/25/35                  Aaa         AAA                564(n)
                                                                                                ------
                                                                                                 4,657
FANNIE MAE (1.4%)
              1,225  Whole Loan, Ser. 2004-W8, Class PT, 10.10%,
                     due 2/1/08                                     AGY         AGY              1,384(u)
FREDDIE MAC (3.0%)
                 14  ARM Certificates, 6.50%, due 2/1/08            AGY         AGY                 14(u)
              1,609  Pass-Through Certificates, 8.00%, due
                     11/1/26                                        AGY         AGY              1,751
              1,134  Pass-Through Certificates, 8.50%, due
                     10/1/30                                        AGY         AGY              1,257
                                                                                                ------
                                                                                                 3,022
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
                 38  Pass-Through Certificates, 7.00%, due
                     4/15/11                                        AGY         AGY                 39(OO)
                  2  Pass-Through Certificates, 7.50%, due
                     10/15/09 - 8/15/10                             AGY         AGY                  2
                 22  Pass-Through Certificates, 12.00%, due
                     12/15/12 - 5/15/14                             AGY         AGY                 27
                                                                                                ------
                                                                                                    68
                     TOTAL MORTGAGE-BACKED SECURITIES (COST
                     $67,450)                                                                   66,773

CORPORATE DEBT SECURITIES (16.6%)

AUTOMOBILE MANUFACTURERS (1.3%)
              1,300  DaimlerChrysler N.A. Holdings Corp.,
                     Guaranteed Unsecured Notes, 4.05%, due
                     6/4/08                                         A3          BBB+             1,302(OO)
BANKS (1.1%)
              1,000  Bank of America Corp., Subordinated
                     Unsecured Notes, 7.80%, due 2/15/10            Aa2         AA-              1,079

DIVERSIFIED FINANCIAL SERVICES (8.5%)
              2,250  General Electric Capital Corp., Medium-Term
                     Senior Unsecured Notes, Ser. A, 4.25%, due
                     9/13/10                                        Aaa         AAA              2,288(OO)

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund cont'd
-----------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              2,200  HSBC Finance Corp., Notes, 4.13%, due
                     12/15/08                                       Aa3         AA-              2,207(OO)
              2,200  International Lease Finance Corp., Senior
                     Unsecured Notes, 3.50%, due 4/1/09             A1          AA-              2,195(OO)
                825  JP Morgan Chase & Co., Senior Notes, 3.63%,
                     due 5/1/08                                     Aa2         AA-                825
              1,250  MBNA Corp., Notes, 4.63%, due 9/15/08          Aa1         AA               1,258(OO)
                                                                                                ------
                                                                                                 8,773
MEDIA (4.6%)
              1,250  British Sky Broadcasting Group PLC,
                     Guaranteed Senior Unsecured Notes, 8.20%,
                     due 7/15/09                                    Baa2        BBB              1,324(OO)
              1,080  Comcast Cable Communications Inc.,
                     Guaranteed Unsecured Unsubordinated Notes,
                     6.20%, due 11/15/08                            Baa2        BBB+             1,093(OO)
              1,210  News America Holdings, Inc., Guaranteed
                     Notes, 7.38%, due 10/17/08                     Baa2        BBB+             1,239(OO)
              1,100  Time Warner Entertainment LP, Senior
                     Unsecured Notes, 7.25%, due 9/1/08             Baa2        BBB+             1,117(OO)
                                                                                                ------
                                                                                                 4,773
RETAIL (1.1%)
              1,100  Target Corp., Senior Unsecured Notes, 3.38%,
                     due 3/1/08                                     A2          A+               1,100(OO)
                     TOTAL CORPORATE DEBT SECURITIES (COST
                     $16,790)                                                                   17,027

ASSET-BACKED SECURITIES (12.6%)
              1,000  ACE Securities Corp. Home Equity Loan Trust,
                     Ser. 2006-ASP5, Class A2B, 3.51%, due
                     2/25/08                                        Aaa         AAA                927(u)
                400  ACE Securities Corp. Home Equity Loan Trust,
                     Ser. 2006-OP1, Class A2C, 3.53%, due 2/25/08   Aaa         AAA                359(u)
                400  Bear Stearns Asset Backed Securities Trust,
                     Ser. 2006-HE9, Class 1A2, 3.53%, due 2/25/08   Aaa         AAA                364(u)
                607  Carrington Mortgage Loan Trust, Ser.
                     2006-RFC1, Class A1, 3.42%, due 2/25/08        Aaa         AAA                603(u)
              1,239  Carrington Mortgage Loan Trust, Ser.
                     2006-OPT1, Class A3, 3.56%, due 2/25/08        Aaa         AAA              1,144(u)
                850  Carrington Mortgage Loan Trust, Ser.
                     2007-FRE1, Class A3, 3.64%, due 2/25/08        Aaa         AAA                679(u)
                422  Chase Funding Mortgage Loan, Ser. 2003-6,
                     Class 1A3, 3.34%, due 5/25/26                  Aaa         AAA                419
                800  Countrywide Asset-Backed Certificates Trust,
                     Ser. 2006-3, Class 2A2, 3.56%, due 2/25/08     Aaa         AAA                751(u)
                500  Countrywide Asset-Backed Certificates Trust,
                     Ser. 2006-5, Class 2A2, 3.56%, due 2/25/08     Aaa         AAA                472(u)
                937  Countrywide Asset-Backed Certificates Trust,
                     Ser. 2006-6, Class 2A2, 3.56%, due 2/25/08     Aaa         AAA                906(u)
              1,845  Fieldstone Mortgage Investment Corp., Ser.
                     2006-2, Class 2A1, 3.47%, due 2/25/08          Aaa         AAA              1,804(u)
                664  Impac Secured Assets Corp., Ser. 2006-3,
                     Class A4, 3.47%, due 2/25/08                   Aaa         AAA                653(u)
                184  John Deere Owner Trust, Ser. 2005-A, Class
                     A3, 3.98%, due 6/15/09                         Aaa         AAA                184
                413  Knollwood CDO Ltd., Ser. 2006-2A, Class A2J,
                     4.80%, due 4/13/08                             Aaa         AA                  62(n)(u)
                367  Nomura Asset Acceptance Corp., Ser. 2005-S3,
                     Class AIO, 20.00%, Interest Only Security,
                     due 8/25/35                                    Aaa         AAA                  3
              1,483  Nomura Asset Acceptance Corp., Ser. 2005-S4,
                     Class AIO, 20.00%, Interest Only Security,
                     due 10/25/35                                   Aaa         AAA                 46

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Fund cont'd
-----------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              1,725  Nomura Asset Acceptance Corp., Ser. 2006-S2,
                     Class AIO, 10.00%, Interest Only Security,
                     due 4/25/36                                    Aaa         BBB                 59(n)
                989  Residential Asset Mortgage Products, Inc.,
                     Ser. 2006-RS1, Class AI2, 3.61%, due 2/25/08   Aaa         AAA                936(u)
                350  Securitized Asset Backed Receivables LLC
                     Trust, Ser. 2006-WM4, Class A2C, 3.54%, due
                     2/25/08                                        Aaa         AAA                314(u)
              1,100  Soundview Home Equity Loan Trust, Ser.
                     2006-OPT3, Class 2A3, 3.55%, due 2/25/08       Aaa         AAA              1,011(u)
              1,325  Structured Asset Investment Loan Trust, Ser.
                     2006-3, Class A4, 3.47%, due 2/25/08           Aaa         AAA              1,284(u)
                                                                                                ------
                     TOTAL ASSET-BACKED SECURITIES (COST $13,799)                               12,980

REPURCHASE AGREEMENTS (6.1%)
              6,280  Repurchase Agreement with Fixed Income
                     Clearing Corp., 2.48%, due 2/1/08, dated
                     1/31/08, Maturity Value $6,280,433
                     Collateralized by $6,020,000 Federal Home
                     Loan Bank, 5.00%, due 10/13/11
                     (Collateral Value $6,471,500), (COST $6,280)                                6,280

                     TOTAL INVESTMENTS (100.7%) (COST $104,572)                                103,318(##)

                     Liabilities, less cash, receivables and other assets [(0.7%)]               (688)(c/c/)

                     TOTAL NET ASSETS (100.0%)                                                $102,630

See Notes to Schedule of Investments

                                                                                                        JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund
-------------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                               MARKET VALUE(+)   NUMBER OF SHARES                                MARKET VALUE(+)
                                              ($000'S OMITTED)                                                  ($000'S OMITTED)
COMMON STOCK (18.1%)                                                       700  ProLogis                                  42
                                                                                                                          95
APARTMENTS (1.3%)
         400  AvalonBay Communities                   38          INSURANCE (0.7%)
         500  BRE Properties                          22                   700  American International Group              38
         700  Camden Property Trust                   34                 2,000  Arthur J. Gallagher                       51
       1,300  Equity Residential                      49                                                               -----
         200  Essex Property Trust                    21                                                                  89
         400  Home Properties                         19
                                                   -----          LODGING (0.1%)
                                                     183                   601  Host Hotels & Resorts                     10
BASIC MATERIALS (0.2%)                                                     100  LaSalle Hotel Properties                   3
       2,200  Gold Fields ADR                         33                                                               -----
                                                                                                                          13
COAL (0.5%)
       1,500  Fording Canadian Coal Trust             67          METALS & MINING (0.0%)
                                                                            58  Brookfield Infrastructure
COMMUNITY CENTERS (0.7%)                                                         Partners LP                               1(*)
         700  Acadia Realty Trust                     18
         400  Developers Diversified Realty           16          OFFICE (1.6%)
         600  Equity One                              14                   500  Alexandria Real Estate Equities           49
         600  Federal Realty Investment Trust         44                   600  BioMed Realty Trust                       14
                                                   -----                   400  Boston Properties                         37
                                                      92                 1,450  Brookfield Asset Management
                                                                                 Class A                                  47
CONSUMER PRODUCTS & SERVICES (0.1%)                                      1,500  Brookfield Properties                     30
       1,800  Great Lakes Dredge & Dock               11                   600  Corporate Office Properties Trust         19
                                                                           300  SL Green Realty                           28
DIVERSIFIED (0.5%)                                                                                                     -----
         500  Macquarie Infrastructure                16                                                                 224
         550  Vornado Realty Trust                    50
                                                   -----          OFFICE - INDUSTRIAL (0.3%)
                                                      66                 1,000  Digital Realty Trust                      36

ENERGY (1.3%)                                                     OIL & GAS (0.8%)
       5,000  Cathedral Energy Services                                  2,000  Hugoton Royalty Trust                     51
               Income Trust                           45                 1,100  Sasol Limited ADR                         53(~)
       1,000  Enbridge Energy Management              53(*)                                                            -----
         600  Enerplus Resources Fund                 23                                                                 104
         800  ENI ADR                                 52
                                                   -----          OIL SERVICES (0.4%)
                                                     173                 1,400  Canadian Oil Sands Trust                  53

ENTERTAINMENT (0.1%)                                              PHARMACEUTICAL (0.4%)
       1,400  World Wrestling Federation              21                   800  Johnson & Johnson                         51

FINANCE (0.4%)                                                    REAL ESTATE (0.2%)
       1,000  Bank of America                         44                   500  AMB Property                              25
         600  Crystal River Capital                    9
                                                   -----          REGIONAL MALLS (1.1%)
                                                      53                 1,200  Kimco Realty                              43
                                                                           300  Macerich Co.                              20
FINANCIAL SERVICES (0.2%)                                                  400  Simon Property Group                      36
       1,400  Aeroplan Income Fund                    28                 1,000  Taubman Centers                           50
                                                                                                                       -----
FOOD & BEVERAGE (0.3%)                                                                                                   149
       1,000  Anheuser-Busch                          47
                                                                  RESIDENTIAL MORTGAGE (0.3%)
HEALTH CARE (1.2%)                                                       2,400  Annaly Capital Management                 47
         200  HCP, Inc.                                6
         700  Nationwide Health Properties            22          SELF STORAGE (0.8%)
       1,000  Novartis AG ADR                         50                   600  Extra Space Storage                        9
         600  OMEGA Healthcare Investors              10                 1,100  Public Storage                            86
       1,600  Ventas, Inc.                            71                   200  Sovran Self Storage                        8
                                                   -----                                                               -----
                                                     159                                                                 103

INDUSTRIAL (0.7%)                                                 SPECIALTY (0.2%)
       1,500  General Electric                        53                 1,000  Corrections Corporation of
                                                                                 America                                  27(*)

                                                                  TECHNOLOGY (0.3%)
See Notes to Schedule of Investments                                     1,500  Microchip Technology                      48


                                                                JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                                 MARKET VALUE(+)
                                                ($000'S OMITTED)

UTILITIES (3.4%)
       1,500  California Water Service Group            52
       2,500  Duke Energy                               47
         800  FPL Group                                 52
       1,000  National Fuel Gas                         43
         750  National Grid ADR                         58
       1,100  New Jersey Resources                      51
       1,600  NSTAR                                     52
       4,200  United Utilities                          60
       2,000  Xcel Energy                               42
                                                     -----
                                                       457
TOTAL COMMON STOCK
(COST $2,421)                                        2,455

CONVERTIBLE PREFERRED STOCKS (0.7%)
         500  Chesapeake Energy, Ser. D                 52
       1,000  New York Community Capital
               Trust V                                  50
                                                     -----
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $100)                                            102

PRINCIPAL AMOUNT

CONVERTIBLE BONDS (3.1%)
      50,000  Allied Waste North America,
               Inc., Senior Subordinated
               Debentures, 4.25%, due
               4/15/34, Moody's Rating B3,
               S&P Rating B+                            45
      50,000  American Tower Corp., Notes,
               5.00%, due 2/15/10, Moody's
               Rating Ba1, S&P Rating BB+               50
      75,000  Edwards Lifesciences Corp.,
               Debentures, 3.88%, due
               5/15/33                                  76(^)
      50,000  Euronet Worldwide, Inc.,
               Debentures, 3.50%, due
               10/15/25, S&P Rating B+                  48
      50,000  Ivax Corp., Senior
               Subordinated Notes, 4.50%,
               due 5/15/08                              53(^)
      50,000  NII Holdings, Inc., Senior
               Unsecured Notes, 3.13%, due
               6/15/12                                  43(^)
      60,000  St. Jude Medical, Inc.,
               Debentures, 2.80%, due
               12/15/35                                 60(^)
      50,000  Vishay Intertechnology,
               Inc.,  Subordinated Notes,
               3.63%, due 8/1/23, Moody's
               Rating B3, S&P Rating B+                 50
                                                     -----
TOTAL CONVERTIBLE BONDS
(COST $431)                                            425

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008


SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (0.7%)
                 55  U.S. Treasury Notes, 3.88%, due 2/15/13        TSY         TSY                 58
                 30  U.S. Treasury Notes, 4.25%, due 11/15/17       TSY         TSY                 31
                                                                                                 -----
                     TOTAL U.S. TREASURY SECURITIES-BACKED BY THE
                     FULL FAITH AND CREDIT OF THE U.S.
                     GOVERNMENT (COST $89)                                                          89

U.S. GOVERNMENT AGENCY SECURITIES (1.9%)
                105  Fannie Mae, Notes, 5.38%, due 7/15/16          AGY         AGY                115
                 20  Federal Home Loan Bank, Bonds, 5.50%, due
                     7/15/36                                        AGY         AGY                 22
                120  Freddie Mac, Notes, 5.13%, due 7/15/12         AGY         AGY                129
                                                                                                 -----
                     TOTAL U.S. GOVERNMENT AGENCY
                     SECURITIES (COST $257)                                                        266

MORTGAGE-BACKED SECURITIES (12.8%)

FANNIE MAE (10.4%)
                 36  Pass-Through Certificates, 4.50%, due 8/1/18
                     & 10/1/18                                      AGY         AGY                 36
                738  Pass-Through Certificates, 5.00%, due
                     11/1/17 - 5/1/37                               AGY         AGY                738(OO)
                461  Pass-Through Certificates, 5.50%, due 9/1/16
                     - 10/1/37                                      AGY         AGY                468
                 85  Pass-Through Certificates, 6.00%, due 3/1/18
                     - 9/1/33                                       AGY         AGY                 87
                 59  Pass-Through Certificates, 6.50%, due
                     11/1/13 - 9/1/32                               AGY         AGY                 62
                 20  Pass-Through Certificates, 7.00%, due 7/1/17
                     & 7/1/29                                       AGY         AGY                 21
                  4  Pass-Through Certificates, 7.50%, due
                     12/1/32                                        AGY         AGY                  4
                                                                                                 -----
                                                                                                 1,416
FREDDIE MAC (2.3%)
                 17  Pass-Through Certificates, 4.50%, due 8/1/18   AGY         AGY                 17
                 58  Pass-Through Certificates, 5.00%, due 5/1/18
                     & 8/1/33                                       AGY         AGY                 58
                 93  Pass-Through Certificates, 5.50%, due 9/1/17
                     - 7/1/33                                       AGY         AGY                 94
                 84  Pass-Through Certificates, 6.00%, due 4/1/17
                     - 12/1/33                                      AGY         AGY                 87
                 39  Pass-Through Certificates, 6.50%, due 3/1/16
                     - 1/1/32                                       AGY         AGY                 41
                  5  Pass-Through Certificates, 7.00%, due 6/1/32   AGY         AGY                  6
                                                                                                 -----
                                                                                                   303
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
                  7  Pass-Through Certificates, 6.50%, due
                     7/15/32                                        AGY         AGY                  8
                  6  Pass-Through Certificates, 7.00%, due
                     8/15/32                                        AGY         AGY                  6
                                                                                                 -----
                                                                                                    14
                     TOTAL MORTGAGE-BACKED SECURITIES (COST
                     $1,703)                                                                     1,733

CORPORATE DEBT SECURITIES (35.9%)

AEROSPACE/DEFENSE (0.5%)
                 55  L-3 Communications Corp., Guaranteed Senior
                     Unsecured Subordinated Notes, 7.63%, due
                     6/15/12                                        Ba3         BB+                 56
                 15  L-3 Communications Corp., Guaranteed Senior
                     Unsecured Subordinated Notes, 6.13%, due
                     7/15/13                                        Ba3         BB+                 15
                                                                                                 -----
                                                                                                    71

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
AIRLINES (0.4%)
                 51  Continental Airlines, Inc., Pass-Through
                     Certificates, 9.80%, due 4/1/21                Ba1         BB+                 49

AUTO LOANS (2.0%)
                130  Ford Motor Credit Co., Unsecured Notes,
                     7.38%, due 2/1/11                              B1          B                  119(OO)
                 30  Ford Motor Credit Co., Notes, 7.80%, due
                     6/1/12                                         B1          B                   26(OO)
                 80  General Motors Acceptance Corp., Notes,
                     6.88%, due 9/15/11                             Ba3         BB+                 70
                 60  General Motors Acceptance Corp., Unsecured
                     Notes, 7.00%, due 2/1/12                       Ba3         BB+                 52
                                                                                                 -----
                                                                                                   267
AUTO MANUFACTURERS (0.6%)
                 70  DaimlerChrysler N.A. LLC, Guaranteed Notes,
                     8.00%, due 6/15/10                             A3          BBB+                76

AUTO PARTS & EQUIPMENT (0.4%)
                 17  Goodyear Tire & Rubber Co., Guaranteed
                     Notes, 8.63%, due 12/1/11                      Ba3         B                   18
                 30  Goodyear Tire & Rubber Co., Senior Notes,
                     9.00%, due 7/1/15                              Ba3         B                   31
                                                                                                 -----
                                                                                                    49
BANKS (1.5%)
                 40  Bank of America Corp., Unsecured
                     Subordinated Notes, 6.80%, due 3/15/28         Aa2         AA-                 42
                 20  Bank One Corp., Unsecured Subordinated
                     Notes, 7.88%, due 8/1/10                       Aa3         A+                  22
                 70  Deutsche Bank AG, Senior Unsecured Notes,
                     5.38%, due 10/12/12                            Aa1         AA                  73
                 60  Wachovia Corp., Senior Unsecured Medium-Term
                     Notes, Ser. G, 5.70%, due 8/1/13               Aa3         AA-                 62
                                                                                                 -----
                                                                                                   199
BEVERAGES (0.6%)
                 45  Coca-Cola Enterprises, Inc., Unsecured
                     Debentures, 6.95%, due 11/15/26                A3          A                   50
                 25  Constellation Brands, Inc., Guaranteed
                     Notes, 8.38%, due 12/15/14                     Ba3         BB-                 26
                  5  Constellation Brands, Inc., Guaranteed
                     Notes, 7.25%, due 9/1/16                       Ba3         BB-                  5
                                                                                                 -----
                                                                                                    81
CHEMICALS (0.3%)
                 25  Hexion US Finance Corp., Guaranteed Notes,
                     9.75%, due 11/15/14                            B3          B                   27
                 20  MacDermid, Inc., Senior Subordinated Notes,
                     9.50%, due 4/15/17                             Caa1        CCC+                17(n)
                                                                                                 -----
                                                                                                    44
DIVERSIFIED FINANCIAL SERVICES (2.4%)
                 70  American Express Co., Senior Unsecured
                     Notes, 6.15%, due 8/28/17                      A1          A+                  72
                 75  Associates Corp. NA, Senior Notes, 6.25%,
                     due 11/1/08                                    Aa3         AA-                 77(OO)
                 50  Bear Stearns Co., Senior Unsubordinated
                     Notes, 5.35%, due 2/1/12                       A2          A                   49(OO)
                 85  Citigroup, Inc., Senior Unsecured Notes,
                     4.13%, due 2/22/10                             Aa3         AA-                 85
                 45  General Electric Capital Corp., Senior
                     Unsecured Medium-Term Notes, Ser. A, 6.00%,
                     due 6/15/12                                    Aaa         AAA                 48
                                                                                                 -----
                                                                                                   331

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
ELECTRIC (1.1%)
                100  Dominion Resources, Inc., Senior Unsecured
                     Notes, 4.13%, due 2/15/08                      Baa2        A-                 100(OO)
                 55  Exelon Generation Co., LLC, Senior Unsecured
                     Notes, 6.20%, due 10/1/17                      A3          BBB+                56
                                                                                                 -----
                                                                                                   156
ELECTRIC - GENERATION (2.3%)
                 30  AES Corp., Senior Unsecured Notes, 8.00%,
                     due 10/15/17                                   B1          B                   31
                 20  AES Corp., Senior Unsecured Notes, 7.75%,
                     due 10/15/15                                   B1          B                   20
                 80  Dynegy-Roseton Danskamme, Pass-Through
                     Certificates, Ser. B, 7.67%, due 11/8/16       Ba3         B                   80
                 55  Edison Mission Energy, Senior Unsecured
                     Notes, 7.63%, due 5/15/27                      B1          BB-                 52
                 10  Edison Mission Energy, Senior Unsecured
                     Notes, 7.50%, due 6/15/13                      B1          BB-                 10
                 50  Mirant Americas Generation, Inc., Senior
                     Unsecured Notes, 8.30%, due 5/1/11             B3          B-                  50
                 60  NRG Energy, Inc., Guaranteed Notes, 7.38%,
                     due 2/1/16                                     B1          B                   58
                  5  NRG Energy, Inc., Guaranteed Notes, 7.25%,
                     due 2/1/14                                     B1          B                    5
                                                                                                 -----
                                                                                                   306
ELECTRIC - INTEGRATED (0.5%)
                 70  Texas Competitive Electric Holdings LLC,
                     Guaranteed Notes, 10.50%, due 11/1/16          B3          CCC                 68(n)

ELECTRONICS (0.1%)
                 20  Freescale Semiconductor, Inc., Guaranteed
                     Notes, 9.13%, due 12/15/14                     B2          B-                  15

ENERGY-EXPLORATION & PRODUCTION (1.2%)
                105  Chesapeake Energy Corp., Guaranteed Notes,
                     7.50%, due 9/15/13                             Ba3         BB                 107
                  5  Chesapeake Energy Corp., Guaranteed Notes,
                     6.88%, due 1/15/16                             Ba3         BB                   5
                 30  Forest Oil Corp., Guaranteed Senior
                     Unsecured  Notes, 7.75%, due 5/1/14            B1          B+                  30
                 20  Southwestern Energy Co., Senior Notes,
                     7.50%, due 2/1/18                              Ba2         BB+                 21(n)
                                                                                                 -----
                                                                                                   163

ENVIRONMENTAL (0.3%)
                 40  Allied Waste North America, Inc., Senior
                     Secured Notes, Ser. B, 5.75%, due 2/15/11      B1          BB+                 39

FOOD & DRUG RETAILERS (0.2%)
                 20  Rite Aid Corp., Guaranteed Notes, 9.50%, due
                     6/15/17                                        Caa1        CCC+                15
                 20  Rite Aid Corp., Senior Unsecured Notes,
                     8.63%, due 3/1/15                              Caa1        CCC+                15
                                                                                                 -----
                                                                                                    30
FORESTRY/PAPER (0.1%)
                 20  Bowater, Inc., Debentures, 9.00%, due 8/1/09   B3          B                   19

GAMING (1.2%)
                 30  Chukchansi Economic Development Authority,
                     Senior Notes, 8.00%, due 11/15/13              B2          BB-                 28(n)
                 25  Fontainebleau Las Vegas Holdings LLC, Second
                     Mortgage, 10.25%, due 6/15/15                  Caa1        CCC+                19(n)

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
                 20  Majestic Star LLC, Senior Unsecured Notes,
                     9.75%, due 1/15/11                             Caa2        CCC                 12
                 35  Pokagon Gaming Authority, Senior Notes,
                     10.38%, due 6/15/14                            B3          B                   36(n)
                 35  San Pasqual Casino, Notes, 8.00%, due
                     9/15/13                                        B2          BB-                 33(n)
                 30  Shingle Springs Tribal Gaming Authority,
                     Senior Notes, 9.38%, due 6/15/15               B3          B                   27(n)
                 10  Station Casinos, Inc., Senior Unsecured
                     Notes, 6.00%, due 4/1/12                       B2          B                    9
                                                                                                 -----
                                                                                                   164
GAS DISTRIBUTION (2.0%)
                 15  AmeriGas Partners L.P., Senior Notes, 7.13%,
                     due 5/20/16                                    B1                              15
                 45  El Paso Energy Corp., Senior Unsecured
                     Notes, 6.75%, due 5/15/09                      Ba3         BB-                 46
                 25  El Paso Natural Gas Co., Bonds, 8.38%, due
                     6/15/32                                        Baa3        BB                  29
                 25  Ferrellgas Partners L.P., Senior Unsecured
                     Notes, 8.75%, due 6/15/12                      B2          B-                  25
                 25  Kinder Morgan, Inc., Guaranteed Notes,
                     5.70%, due 1/5/16                              Ba2         BB-                 22
                110  Kinder Morgan, Inc., Senior Unsecured Notes,
                     6.50%, due 9/1/12                              Ba2         BB-                109
                 32  Regency Energy Partners L.P., Guaranteed
                     Notes, 8.38%, due 12/15/13                     B1          B                   32
                                                                                                 -----
                                                                                                   278
GOVERNMENT (0.6%)
                 75  Province of Ontario, Senior Unsubordinated
                     Medium-Term Notes, 5.50%, due 10/1/08          Aa1         AA                  76

HEALTH SERVICES (2.4%)
                 10  Community Health Systems, Inc., Guaranteed
                     Notes, 8.88%, due 7/15/15                      B3          B-                  10
                 35  HCA, Inc., Senior Secured Notes, 9.25%, due
                     11/15/16                                       B2          BB-                 37
                 70  HCA, Inc., Senior Secured Notes, 9.63%, due
                     11/15/16                                       B2          BB-                 74
                 30  LVB Acquisition Merger, Inc., Guaranteed
                     Notes, 11.63%, due 10/15/17                    Caa1        B-                  29(n)
                 42  NMH Holdings, Inc., Senior Unsecured
                     Floating Rate Notes, 12.12%, due 3/15/08       Caa2        CCC+                40(n)(u)
                 25  Service Corp. Int'l, Senior Unsecured Notes,
                     6.75%, due 4/1/15                              B1          BB-                 25
                 10  Service Corp. Int'l, Senior Unsecured Notes,
                     7.38%, due 10/1/14                             B1          BB-                 10
                 15  US Oncology, Inc., Guaranteed Notes, 9.00%,
                     due 8/15/12                                    B2          CCC+                15
                 30  Ventas Realty L.P., Guaranteed Notes, 6.75%,
                     due 6/1/10                                     Ba1         BB+                 30
                 15  Ventas Realty L.P., Senior Notes, 6.63%, due
                     10/15/14                                       Ba1         BB+                 15
                 25  Ventas Realty L.P., Guaranteed Notes, 7.13%,
                     due 6/1/15                                     Ba1         BB+                 26
                 10  Ventas Realty L.P., Guaranteed Notes, 6.50%,
                     due 6/1/16                                     Ba1         BB+                 10
                 10  Ventas Realty L.P., Guaranteed Notes, 6.75%,
                     due 4/1/17                                     Ba1         BB+                 10
                                                                                                 -----
                                                                                                   331

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
HOTELS (0.2%)
                 25  Host Marriott & Resorts L.P., Guaranteed
                     Notes, 7.13%, due 11/1/13                      Ba1         BB                  25

INSURANCE (0.3%)
                 45  American Int'l Group, Inc., Senior Unsecured
                     Medium-Term Notes, Ser. G, 5.60%, due
                     10/18/16                                       Aa2         AA                  45

INVESTMENTS & MISC. FINANCIAL SERVICES (0.3%)
                 50  Cardtronics, Inc., Guaranteed Notes, 9.25%,
                     due 8/15/13                                    Caa1        B-                  47

MEDIA (1.0%)
                 70  Comcast Corp., Guaranteed Notes, 6.30%, due
                     11/15/17                                       Baa2        BBB+                72
                 60  News America, Inc., Guaranteed Notes, 6.20%,
                     due 12/15/34                                   Baa2        BBB+                58(OO)
                                                                                                 -----
                                                                                                   130
MEDIA - BROADCAST (1.1%)
                 75  CMP Susquehanna Corp., Guaranteed Notes,
                     9.88%, due 5/15/14                             Caa1        CCC                 52
                 20  Entercom Radio/Capital, Guaranteed Senior
                     Unsecured Notes, 7.63%, due 3/1/14             B1          B                   18
                 45  LIN Television Corp., Guaranteed Notes,
                     6.50%, due 5/15/13                             B1          B-                  42
                 20  LIN Television Corp., Guaranteed Notes, Ser.
                     B, 6.50%, due 5/15/13                          B1          B-                  19
                 15  Univision Communications, Inc., Guaranteed
                     Notes, 9.75%, due 3/15/15                      B3          CCC+                11(n)
                                                                                                 -----
                                                                                                   142
MEDIA - CABLE (1.4%)
                 40  Charter Communications Operating LLC, Senior
                     Secured Notes, 8.38%, due 4/30/14              B2          B+                  38(n)
                 65  DirecTV Holdings LLC, Senior Notes, 8.38%,
                     due 3/15/13                                    Ba3         BB-                 67
                 30  EchoStar DBS Corp., Guaranteed Notes, 7.00%,
                     due 10/1/13                                    Ba3         BB-                 30
                 60  EchoStar DBS Corp., Guaranteed Notes, 6.38%,
                     due 10/1/11                                    Ba3         BB-                 59
                                                                                                 -----
                                                                                                   194
MEDIA - DIVERSIFIED (0.2%)
                 25  Quebecor Media, Inc., Senior Unsecured
                     Notes, 7.75%, due 3/15/16                      B2          B                   23(n)

MEDIA - SERVICES (0.5%)
                 25  Lamar Media Corp., Guaranteed Notes, 7.25%,
                     due 1/1/13                                     Ba3         B                   25
                 35  WMG Acquisition Corp., Senior Subordinated
                     Notes, 7.38%, due 4/15/14                      B2          B                   27
                 25  WMG Holdings Corp., Guaranteed Notes,
                     Step-Up, 0.00%/9.50%, due 12/15/14             B2          B                   14(**)
                                                                                                 -----
                                                                                                    66
METALS/MINING EXCLUDING STEEL (1.1%)
                 35  Aleris Int'l, Inc., Guaranteed Notes, 9.00%,
                     due 12/15/14                                   B3          B-                  27
                 35  Aleris Int'l, Inc., Guaranteed Notes,
                     10.00%, due 12/15/16                           Caa1        B-                  25
                 35  Arch Western Finance Corp., Guaranteed
                     Notes, 6.75%, due 7/1/13                       B1          BB-                 34

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
                 25  Freeport-McMoRan Copper & Gold, Senior
                     Unsecured Notes, 8.38%, due 4/1/17             Ba3         BB                  26
                 45  Massey Energy Co., Guaranteed Notes, 6.88%,
                     due 12/15/13                                   B2          B+                  43
                                                                                                 -----
                                                                                                   155
MULTI-NATIONAL (0.3%)
                 35  Int'l Bank for Reconstruction & Development,
                     Notes, 3.63%, due 5/21/13                      Aaa         AAA                 36

NON-FOOD & DRUG RETAILERS (0.3%)
                 35  Blockbuster, Inc., Senior Subordinated
                     Notes, 9.00%, due 9/1/12                       Caa2        CCC                 28
                 15  GSC Holdings Corp., Guaranteed Notes, 8.00%,
                     due 10/1/12                                    Ba3         BB                  15
                                                                                                 -----
                                                                                                    43
OIL & GAS (1.2%)
                 50  Canadian Natural Resources Ltd., Unsecured
                     Notes, 5.70%, due 5/15/17                      Baa2        BBB                 50
                 55  ConocoPhillips Corp., Senior Unsecured
                     Notes, 8.75%, due 5/25/10                      A1          A                   61
                 50  XTO Energy, Inc., Senior Unsecured Notes,
                     6.75%, due 8/1/37                              Baa2        BBB                 54
                                                                                                 -----
                                                                                                   165
PACKAGING (0.9%)
                 80  Ball Corp., Guaranteed Unsecured Notes,
                     6.88%, due 12/15/12                            Ba1         BB                  81
                 20  Crown Americas LLC, Guaranteed Notes, 7.75%,
                     due 11/15/15                                   B1          B                   20
                 20  Graham Packaging Co., Inc., Guaranteed
                     Notes, 9.88%, due 10/15/14                     Caa1        CCC+                17
                                                                                                 -----
                                                                                                   118
PHARMACEUTICALS (0.5%)
                 70  Astrazeneca PLC, Senior Unsubordinated
                     Notes, 5.90%, due 9/15/17                      A1          AA-                 74(OO)

PRINTING & PUBLISHING (0.9%)
                 15  Dex Media West LLC, Senior Unsecured Notes,
                     Ser. B, 8.50%, due 8/15/10                     Ba3         B                   15
                 15  Dex Media West LLC, Guaranteed Notes, Ser.
                     B, 9.88%, due 8/15/13                          B1          B                   15
                 25  Dex Media, Inc., Senior Disc. Notes,
                     Step-Up, 0.00%/9.00%, due 11/15/13             B2          B                   22(**)
                 15  Idearc, Inc., Guaranteed Notes, 8.00%, due
                     11/15/16                                       B2          B+                  14
                 25  R.H. Donnelley Corp., Senior Unsecured
                     Notes, 6.88%, due 1/15/13                      B3          B                   21
                 40  Reader's Digest Association, Inc., Senior
                     Subordinated Notes, 9.00%, due 2/15/17         Caa1        CCC+                31(n)
                                                                                                 -----
                                                                                                   118
RAILROADS (0.2%)
                 30  TFM SA de C.V., Senior Unsubordinated Notes,
                     9.38%, due 5/1/12                              B2                              31

REAL ESTATE DEV. & MGT. (0.4%)
                 60  American Real Estate Partners L.P., Senior
                     Notes, 8.13%, due 6/1/12                       Ba3         BBB-                59
RESTAURANTS (0.2%)
                 25  NPC Int'l, Inc., Guaranteed Notes, 9.50%,
                     due 5/1/14                                     Caa1        B-                  22

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
RETAIL (1.0%)
                 70  CVS Caremark Corp., Senior Unsecured Notes,
                     6.25%, due 6/1/27                              Baa2        BBB+                70(OO)
                 65  Wal-Mart Stores, Inc., Senior Unsecured
                     Notes, 5.80%, due 2/15/18                      Aa2         AA                  69
                                                                                                 -----
                                                                                                   139
SOFTWARE/SERVICES (0.3%)
                 45  First Data Corp., Guaranteed Notes, 9.88%,
                     due 9/24/15                                    B3          B-                  40(n)

STEEL PRODUCERS/PRODUCTS (0.4%)
                 30  Metals U.S.A. Holdings Corp., Senior
                     Unsecured Floating Rate Notes, 10.73%, due
                     4/1/08                                         Caa1        CCC                 22(n)(u)
                 35  Tube City IMS Corp., Guaranteed Notes,
                     9.75%, due 2/1/15                              B3          B-                  32
                                                                                                 -----
                                                                                                    54
SUPPORT - SERVICES (0.4%)
                 55  Knowledge Learning Corp., Inc., Guaranteed
                     Notes, 7.75%, due 2/1/15                       B2          B-                  52(n)

TELECOM - INTEGRATED/SERVICES (1.1%)
                 30  Dycom Industries, Inc., Guaranteed Notes,
                     8.13%, due 10/15/15                            Ba3         B+                  29
                 40  Intelsat Subsidiary Holdings Co. Ltd.,
                     Guaranteed Notes, 8.63%, due 1/15/15           B3          B                   40
                 35  Qwest Corp., Notes, 8.88%, due 3/15/12         Ba1         BBB-                37
                 20  Qwest Corp., Senior Unsecured Notes, 7.50%,
                     due 10/1/14                                    Ba1         BBB-                20
                 20  Windstream Corp., Guaranteed Notes, 8.63%,
                     due 8/1/16                                     Ba3         BB-                 21
                                                                                                 -----
                                                                                                   147
TELECOM - WIRELESS (0.0%)
                  5  American Tower Corp., Senior Unsecured
                     Notes, 7.13%, due 10/15/12                     Ba1         BB+                  5

TELECOMMUNICATIONS (0.4%)
                 45  AT&T Wireless Services, Inc., Senior
                     Unsecured Notes, 8.75%, due 3/1/31             A3          A                   57(OO)

THEATERS & ENTERTAINMENT (0.2%)
                 30  AMC Entertainment, Inc., Guaranteed Notes,
                     Ser. B, 8.63%, due 8/15/12                     Ba3         B-                  30

TRANSPORTATION (0.4%)
                 20  Norfolk Southern Corp., Senior Notes, 7.80%,
                     due 5/15/27                                    Baa1        BBB+                24
                 25  Norfolk Southern Corp., Senior Unsecured
                     Notes, 6.00%, due 4/30/08                      Baa1        BBB+                25
                                                                                                 -----
                                                                                                    49

                     TOTAL CORPORATE DEBT SECURITIES (COST $5,006)                               4,878

FOREIGN GOVERNMENT SECURITIES(^^) (20.4%)
  JPY        12,000  Bank Nederlandse Gemeenten, Notes, 1.85%,
                     due 11/7/16                                    Aaa         AAA                116
  EUR           129  Belgium Kingdom, Bonds, 3.00%, due 3/28/10     Aa1         AA+                190(OO)
  EUR            85  Bundesobligation, 3.25%, due 4/17/09           Aaa         AAA                126(OO)
  EUR           145  Bundesrepublik Deutschland, Bonds, 4.00%,
                     due 7/4/16                                     Aaa         AAA                217
  EUR            55  Bundesrepublik Deutschland, Bonds, 4.00%,
                     due 1/4/37                                     Aaa         AAA                 76
  CAD            75  Canadian Government, Bonds, 4.00%, due
                     6/1/16                                         Aaa         AAA                 76

See Notes to Schedule of Investments

                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Strategic Income Fund cont'd
--------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(+)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
  JPY        10,000  Depfa ACS Bank, Medium-Term Notes, 1.65%,
                     due 12/20/16                                   Aaa         AAA                 93
  JPY        14,000  Development Bank of Japan, Guaranteed
                     Unsecured Bonds, 1.05%, due 6/20/23            Aaa         AA                 116(OO)
  EUR           145  France Government, Bonds, 4.00%, due
                     10/25/13                                       Aaa         AAA                219(OO)
  JPY        27,000  Inter-American Development Bank, Unsecured
                     Bonds, 1.90%, due 7/8/09                       Aaa         AAA                258(OO)
  JPY        14,000  Japan Finance Corp. for Municipal
                     Enterprise, Guaranteed Bonds, 1.35%, due
                     11/26/13                                       Aaa         AA                 133(OO)
  JPY         8,000  KFW, Guaranteed Bonds, 2.60%, due 6/20/37      Aaa         AAA                 80
  DKK           123  Kingdom of Denmark, Bonds, 5.00%, due
                     11/15/13                                       Aaa         AAA                 26
  AUD            29  Queensland Treasury Corp., Guaranteed Bonds,
                     6.00%, due 6/14/11                             Aaa         AAA                 25
  EUR           105  Republic of Germany, Bonds, 5.50%, due
                     1/4/31                                         Aaa         AAA                179
  JPY        19,000  Republic of Italy, Unsubordinated Bonds,
                     1.80%, due 2/23/10                             Aa2         A+                 182(OO)
  EUR           225  Spain Government, Bonds, 5.00%, due 7/30/12    Aaa         AAA                352(OO)
  GBP            43  UK Government, Bonds, 4.00%, due 9/7/16        Aaa         AAA                 83(OO)
  GBP            76  UK Treasury, Bonds, 4.75%, due 6/7/10          Aaa         AAA                153(OO)
  GBP            37  UK Treasury, Bonds, 4.25%, due 3/7/36          Aaa         AAA                 72
                                                                                                 -----
                     TOTAL FOREIGN GOVERNMENT SECURITIES (COST
                     $2,418)                                                                     2,772

REPURCHASE AGREEMENTS (4.5%)
                610  Repurchase Agreement with Fixed Income
                     Clearing Corp., 2.48%, due 2/1/08, dated
                     1/31/08, Maturity Value $610,042
                     Collateralized by $585,000 Federal Home Loan
                     Bank, 5.00%, due 10/13/11 (Collateral Value
                     $628,875 (COST $610)                                                          610(#)

NUMBER OF SHARES
SHORT-TERM INVESTMENTS (0.7%)
             95,824  Neuberger Berman Prime Money Fund Trust
                     Class (COST $96)                                                               96

                     TOTAL INVESTMENTS (98.8%) (COST $13,131)                                   13,426(##)

                     Cash, receivables and other assets, less liabilities (1.2%)                   159(T)

                     TOTAL NET ASSETS (100.0%)                                                 $13,585

See Notes to Schedule of Investments

                                                                                                                    JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Cash Reserves
------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (1.5%)
              2,000  Fannie Mae, 3.38%, due 1/23/09                 AGY         AGY              2,000
              3,000  Federal Home Loan Bank, 4.55%, due 11/5/08     AGY         AGY              3,000
                                                                                               -------
                     TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                     5,000

CERTIFICATES OF DEPOSIT (3.8%)
              4,000  Deutsche Bank NY, Yankee CD, 3.79%, due
                     4/22/08                                        P-1         A-1+             4,000
              5,000  HBOS Treasury Services NY, Yankee CD, 4.80%,
                     due 7/30/08                                    P-1         A-1+             5,010
              4,000  Natixis NY, Yankee CD, 4.72%, due 4/29/08      P-1         A-1+             4,000
                                                                                               -------
                     TOTAL CERTIFICATES OF DEPOSIT                                              13,010

COMMERCIAL PAPER (74.7%)

ASSET-BACKED SECURITIES (42.3%)
              2,042  Amstel Funding Corp., 3.45%, due 3/17/08       P-1         A-1+             2,033(n)
             10,000  Amsterdam Funding Corp., 3.10%, due 3/4/08     P-1         A-1              9,972(n)
             10,000  Cancara Asset Corp., 4.12% & 4.50%, due
                     2/22/08 & 4/7/08                               P-1         A-1+             9,935(n)
              9,575  CBA Deleware Finance, 3.15% - 4.91%, due
                     3/14/08 - 3/17/08                              P-1         A-1+             9,518
              3,850  Chariot Funding LLC, 3.48% & 4.38%, due
                     2/1/08 & 2/11/08                               P-1         A-1             3,849(n)
             10,800  Ciesco LLC, 3.10%, due 3/5/08                  P-1         A-1+            10,769
              8,500  Crown Point Capital Co., 4.40% & 4.70%, due
                     2/11/08                                        P-1         A-1              8,489(n)
              9,000  Galleon Capital LLC, 4.31%, due 2/14/08        P-1         A-1              8,986(n)
              9,000  Grampian Funding LLC, 3.25%, due 4/30/08       P-1         A-1+             8,928(n)
              9,425  Jupiter Securities Co. LLC, 3.40% & 4.37%,
                     due 2/7/08 & 2/22/08                           P-1         A-1              9,417(n)
              9,000  Nordea North America, Inc., 4.23%, due
                     3/7/08                                         P-1         A-1+             8,963
             10,000  North Sea Funding LLC, 3.70%, due 2/1/08       P-1         A-1+            10,000(n)
              7,250  Old Line Funding LLC, 4.30%, due 2/15/08       P-1         A-1+             7,238(n)
              1,500  Park Avenue Receivables Co. LLC, 4.45%, due
                     2/6/08                                         P-1         A-1              1,499(n)
              9,750  Regency Markets No. 1 LLC, 3.70% & 4.15%,
                     due 2/15/08                                    P-1         A-1              9,735(n)
              9,000  Sheffield Receivables LLC, 3.45%, due
                     2/20/08                                        P-1         A-1+             8,984(n)
              9,000  Thunder Bay Funding, Inc., 4.05%, due
                     2/21/08                                        P-1         A-1              8,980(n)
              6,750  Yorktown Capital LLC, 3.10%, due 3/12/08       P-1         A-1+             6,727(n)
                                                                                               -------
                                                                                               144,022
BANKING/DOMESTIC (4.5%)
              6,050  Bank of America NA, 4.75%, due 2/19/08         P-1         A-1+             6,036
              5,500  Merrill Lynch & Co., 3.15% & 4.57%, due
                     4/30/08 & 10/10/08                             P-1         A-1              5,416
              4,000  Morgan Stanley, 4.80% & 5.12%, due 2/1/08 &
                     4/28/08                                        P-1         A-1+             3,977
                                                                                               -------
                                                                                                15,429
BANKING/FOREIGN (27.9%)
              3,000  Bank of Ireland, 4.73%, due 2/4/08             P-1         A-1              2,999(n)
              8,000  Barclays US Funding, 4.71%, due 5/20/08        P-1         A-1+             7,886

See Notes to Schedule of Investments

                                                                                                                    JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Cash Reserves cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
              6,000  Caisse Nationale des Casisses d'Epargne et
                     de Prevoyance, 4.44%, due 4/7/08               P-1         A-1+             5,951
              8,000  Calyon NA Inc., 4.65%, due 6/5/08              P-1         A-1+             7,871
              9,000  Danske Corp, 3.73%, due 4/18/08                P-1         A-1+             8,928
              3,000  Dexia Delaware LLC, 4.19%, due 3/3/08          P-1         A-1+             2,989
              8,500  Fortis Banque, 4.50% & 4.74%, due 5/1/08       P-1         A-1+             8,402
              8,650  HSBC Bank USA Inc., 3.08%, due 4/25/08         P-1         A-1+             8,588
              3,000  ING (US) Funding LLC, 3.13% & 3.75%, due
                     4/18/08 & 5/15/08                              P-1         A-1+             2,970
              8,000  Rabobank USA Finance Corp., 4.89%, due
                     2/27/08                                        P-1         A-1+             7,972
              8,400  Societe Generale NA, 4.50% - 5.10%, due
                     2/5/08 - 6/2/08                                P-1         A-1+             8,336
              4,625  Swedbank Mortgage Ab, 3.30% - 3.90%, due
                     4/9/08                                         P-1         A-1              4,595
             10,300  UBS Finance LLC, 3.07% & 4.30%, due 4/4/08 &
                     6/30/08                                        P-1         A-1+            10,185
              5,000  Unicredito Italiano PLC, 3.18%, due 5/15/08    P-1         A-1              4,954
              2,500  Westpac Banking Corp., 4.58%, due 5/2/08       P-1         A-1+             2,471(n)
                                                                                               -------
                                                                                                95,097
                     TOTAL COMMERCIAL PAPER                                                    254,548

CORPORATE DEBT SECURITIES (0.1%)

FINANCIAL SERVICES (0.1%)
                150  Monument Global Funding II, Notes, 3.85%,
                     due 3/3/08                                     P-1         A-1+               150(n)

FLOATING RATE CORPORATE DEBT SECURITIES (19.4%)(u)

ASSET-BACKED SECURITIES (2.0%)
              2,800  Dorada Finance Inc., Floating Rate
                     Medium-Term Notes, 3.64%, due 2/1/08           P-1         A-1+             2,800(n)
              4,000  K2 (USA) LLC, Guaranteed Floating Rate
                     Medium-Term Notes, 5.10%, due 3/10/08          P-1         A-1+             4,000(n)
                                                                                               -------
                                                                                                 6,800
AUTOMOTIVE/ AUTO MANUFACTURING (0.3%)
              1,000  BMW US Capital LLC, Guaranteed Floating Rate
                     Notes, 4.26%, due 2/15/08                      P-1         A-1              1,000(n)

BANKING/DOMESTIC (1.4%)
              5,000  Wachovia Bank NA, Senior Unsecured Floating
                     Rate Bank Notes, 3.40%, due 4/25/08            P-1         A-1+             5,000

BANKING/FOREIGN (11.2%)
              5,000  Bank of Ireland, Unsecured Floating Rate
                     Medium-Term Notes, 3.92%, due 2/19/08          P-1         A-1              5,000(n)
              5,000  Commonwealth Bank of Australia, Floating
                     Rate Medium-Term Notes, 5.03%, due 2/28/08     P-1         A-1+             5,004(n)
              2,000  DNB Norbank ASA, Floating Rate Medium-Term
                     Notes, Ser. E, 5.07%, due 2/25/08              P-1         A-1              2,000
              5,000  La Caixa, Unsubordinated Floating Rate
                     Notes, 3.85%, due 4/23/08                      P-1         A-1+             5,000(n)
              5,000  Natexis Banques Populaires, Floating Rate
                     Bonds, 4.26%, due 2/15/08                      P-1         A-1+             5,000(n)
              5,000  Nationwide Building Society, Floating Rate
                     Medium-Term Notes, 4.60%, due 2/7/08           P-1         A-1              5,000(n)
              5,000  Royal Bank of Canada, Floating Rate
                     Medium-Term Notes, 4.62%, due 2/1/08           P-1         A-1+             5,000(n)
              3,000  Schreiber Capital Co., Floating Rate Bonds,
                     3.28%, due 2/7/08                              P-1         A-1              3,000
              3,000  Unicredito Italiano PLC, Guaranteed Floating
                     Rate Medium-Term Notes, 4.46%, due 2/11/08     P-1         A-1              3,000(n)
                                                                                               -------
                                                                                                38,004

See Notes to Schedule of Investments

                                                                                                                    JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Neuberger Berman Cash Reserves cont'd
-------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                          RATING             VALUE(tt)
($000's omitted)                                                    Moody's     S&P      ($000's omitted)
FINANCIAL SERVICES (4.5%)
              5,000  American Express Bank FSB, Senior Unsecured
                     Floating Rate Bank Notes, 4.00%, due 2/19/08   P-1         A-1              5,000
              5,500  Bear Stearns Co., Inc., Floating Rate
                     Medium-Term Notes, Ser. B, 5.03% & 5.08%,
                     due 2/4/08 & 2/8/08                            P-1         A-1              5,500
              5,000  Merrill Lynch & Co., Senior Unsecured
                     Floating Rate Medium-Term Notes, 4.13%, due
                     2/19/08                                        P-1         A-1              5,000
                                                                                                15,500
                                                                                               -------
                     TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                              66,304

REPURCHASE AGREEMENTS (0.5%)
              1,600  Bank of America Repurchase Agreement, 2.90%, due 2/1/08,
                     dated 1/31/08, Maturity Value $1,600,129, Collateralized by
                     $1,608,351, Freddie Mac, 5.50%, due 1/1/38 (Collateral
                     Value $1,632,001)                                                           1,600

                     TOTAL INVESTMENTS (100.0%)                                                340,612

                     Liabilities, less cash, receivables and other assets (0.0%)                  (39)

                     TOTAL NET ASSETS (100.0%)                                                $340,573

See Notes to Schedule of Investments

 NOTES TO SCHEDULE OF INVESTMENTS
 --------------------------------

(+) Investments in debt securities by Lehman Brothers Core Bond Fund ("Core Bond"), Lehman Brothers High Income Bond Fund ("High Income"), Lehman Brothers Municipal Securities Trust ("Municipal Securities Trust"), Lehman Brothers Short Duration Bond Fund ("Short Duration"), and Lehman Brothers Strategic Income Fund ("Strategic Income") are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the funds seek to obtain quotations from principal market makers. Investments in equity securities are also valued by obtaining valuations from an independent pricing service. The independent pricing service uses the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by a fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the funds seek to obtain quotations from principal market makers. For both debt and equity securities, if market quotations are not readily available, securities are valued by methods the Board of Trustees of Lehman Brothers Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(tt) Investment securities of Lehman Brothers California Tax-Free Money Fund ("California Tax-Free Money"), Lehman Brothers Municipal Money Fund ("Municipal Money"), Lehman Brothers New York Municipal Money Fund ("New York Municipal Money"), and Neuberger Berman Cash Reserves ("Cash Reserves") are valued at amortized cost, which approximates U.S. federal income tax cost.

(#)      At cost, which approximates market value.

(##) At January 31, 2008, selected fund information on a U.S. federal income tax basis was as follows:

                                                                                      NET
                                                   GROSS           GROSS       UNREALIZED
                                              UNREALIZED      UNREALIZED      APPRECIATION
(000'S OMITTED)                     COST    APPRECIATION    DEPRECIATION    (DEPRECIATION)
CORE BOND                       $120,906            $818          $2,374         $(1,556)

HIGH INCOME                      305,845           1,636          15,843         (14,207)

MUNICIPAL SECURITIES TRUST        29,035             871              99              772

SHORT DURATION                   104,793             732           2,207          (1,475)

STRATEGIC INCOME                  13,244             585             403              182


(@@) Municipal securities held by California Tax-Free Money, Municipal Money and New York Municipal Money are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the fund's investment manager to be of comparable quality. Municipal securities held by Municipal Securities Trust are within the four highest rating categories assigned by a NRSRO or, where not rated, are determined by the fund's investment manager to be of comparable quality. Approximately 100%, 95%, 70% and 93% of the municipal securities held by California Tax-Free Money, Municipal Money, Municipal Securities Trust, and New York Municipal Money, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

(FF) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the fund's investment manager.

(++) Managed by an affiliate of Neuberger Berman Management Inc. ("Management") and could be deemed an affiliate of the fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Management and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(*)      Security did not produce income during the last twelve months.

(~) These securities were held in escrow at January 31, 2008, to cover the below listed outstanding call options written for Strategic Income:


           NUMBER OF                                       MARKET VALUE
              SHARES   SECURITIES AND OPTIONS                OF OPTIONS

               1,100   Sasol Limited ADR June 08 @ 60            $2,000


(^^) Principal amount is stated in the currency in which the security is denominated.

        AUD = Australian Dollar

        CAD = Canadian Dollar

        DKK = Danish Krone

        EUR = Euro

        GBP = British Pound

        JPY = Japanese Yen

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2008, these securities amounted to approximately $3,700,000 or 14.8% of net assets for California Tax-Free Money, approximately $2,671,000 or 3.0% of net assets for Core Bond, approximately $50,675,000 or 17.0% of net assets for High Income, approximately $8,400,000 or 0.8% of net assets for Municipal Money, approximately $79,375,000 or 9.2% of net assets for New York Municipal Money, approximately $4,778,000 or 4.7% of net assets for Short Duration, approximately $535,000 or 3.9% of net assets for Strategic Income and approximately $161,196,000 or 47.3% of net assets for Cash Reserves.

(E)      All or a portion of this security is on loan.

(B)      Security is guaranteed by the corporate or non-profit obligor.

(O) All or a portion of this security was purchased on a when-issued basis. At January 31, 2008, these securities amounted to $32,732,000 for Core Bond.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments, forward foreign currency contracts and/or financial futures contracts.

(c/c/) At January 31, 2008, open positions in financial futures contracts for Short Duration were as follows:

                                                                     UNREALIZED
         EXPIRATION           OPEN CONTRACTS           POSITION    APPRECIATION

         March 2008   127 U.S. Treasury Notes, 2 Year    Long          $363,453


         At January 31, 2008, Short Duration had deposited $314,000 in Fannie Mae Whole Loan, 10.10%, due 6/25/44, to cover margin requirements on open futures contracts.

(T) At January 31, 2008, open forward contracts for Strategic Income were as follows:

                                                      IN                                NET UNREALIZED
                           CONTRACTS TO         EXCHANGE     SETTLEMENT                   APPRECIATION
BUY                             DELIVER              FOR           DATE        VALUE   (DEPRECIATION)
CANADIAN DOLLAR              25,000 CAD       $   24,400        3/13/08    $  24,928        $   528

DANISH KRONE                145,000 DKK           28,526        3/13/08       28,831            305

EURO                        438,000 EUR          642,665        3/13/08      649,193          6,528

BRITISH POUND                10,000 GBP           19,575        3/13/08       19,844            269

JAPANESE YEN             45,000,000 JPY          421,001        3/13/08      422,681          1,680


                                                                                        NET UNREALIZED
                           CONTRACTS TO        IN EXCHANGE   SETTLEMENT                   APPRECIATION
SELL                            DELIVER                FOR         DATE         VALUE    (DEPRECIATION)

AUSTRALIAN DOLLAR            29,000 AUD         $ 25,188        3/13/08      $ 25,887          (699)

CANADIAN DOLLAR             102,000 CAD          100,500        3/13/08       101,708        (1,208)

DANISH KRONE                268,000 DKK           52,860        3/13/08        53,288          (428)

EURO                      1,354,000 EUR        1,992,452        3/13/08     2,006,865       (14,413)

BRITISH POUND               162,000 GBP          331,330        3/13/08       321,470          9,860

JAPANESE YEN            148,600,000 JPY        1,337,028        3/13/08     1,395,787        (58,759)


(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2008.

(**) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(^)      Not rated by a nationally recognized statistical rating organization.

(ssss)   Rated A- by Fitch Investors Services, Inc.

(a) Security is subject to a guarantee provided by ABN AMRO Bank NV, backing 100% of the total principal.

(b) Security is subject to a guarantee provided by Bank of Nova Scotia, backing 100% of the total principal.

(c) Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

(d) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(f) Security is subject to a guarantee provided by Wells Fargo & Co., backing 100% of the total principal.

(g) Security is subject to a guarantee provided by Branch Banking & Trust Co., backing 100% of the total principal.

(h) Security is subject to a guarantee provided by Bear Stearns, backing 100% of the total principal.

(i) Security is subject to a guarantee provided by BNP Paribas, backing 100% of the total principal.

(k) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

(l) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

(m) Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

(nn) Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

(oo) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

(p) Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

(s) Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

(x) Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

(y) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(bb) Security is subject to a guarantee provided by PNC Bank, backing 100% of the total principal.

(cc) Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

(ee) Security is subject to a guarantee provided by Svenska Handelsbank, backing 100% of the total principal.

(hh) Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

(ii) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

(kk) Security is subject to a guarantee provided by Federal Home Loan Bank, backing 100% of the total principal.

(ll) Security is subject to a guarantee provided by Lloyd's Bank, backing 100% of the total principal.

(mm) Security is subject to a guarantee provided by Westdeutsche Landesbank Girozentrale, backing 100% of the total principal.

(ooo) Security is subject to a guarantee provided by Bank of Montreal, backing 100% of the total principal.


For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Income Funds


By:   /s/ Peter E. Sundman
      --------------------
      Peter E. Sundman
      Chief Executive Officer

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
      --------------------
      Peter E. Sundman
      Chief Executive Officer

Date: March 27, 2008



By:   /s/ John M. McGovern
      --------------------
      John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date: March 27, 2008